UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22132

Aberdeen Funds

(Exact name of registrant as specified in charter)

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Address of principal executive offices) (Zip code)

Lucia Sitar, Esquire

c/o Aberdeen Asset Management Inc.

1735 Market Street, 32nd Floor

Philadelphia, PA 19103

(Name and address of agent for service)

With Copies to:

Rose F. DiMartino, Esquire

Willkie Farr & Gallagher LLP

787 Seventh Avenue

New York, NY 10019

Registrant’s telephone number, including area code: 877-332-7806

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

Item 1. Schedule of Investments.

Statement of Investments

July 31, 2011 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

	Shares or Principal Amount	Value
COMMON STOCKS (97.6%)
AUSTRALIA (4.8%)
Commercial Services & Supplies (1.4%)
Cabcharge Australia Ltd. (a)	4,500	$24,443

Information Technology Services (1.2%)
Iress Market Technology Ltd. (a)	2,100	19,929

Real Estate Investment Trust (REIT) (1.1%)
BWP Trust (a)	10,000	18,950

Specialty Retail (1.1%)
ARB Corp. Ltd. (a)	2,400	19,367

		82,689

CHINA (3.5%)
Gas Utilities (1.2%)
ENN Energy Holdings Ltd. (a)	6,000	20,249

Oil, Gas & Consumable Fuels (0.9%)
Green Dragon Gas Ltd.*	1,500	15,150

Real Estate Management & Development (1.4%)
Yanlord Land Group Ltd. (a)	23,000	23,730

		59,129

HONG KONG (10.7%)
Commercial Banks (1.2%)
Dah Sing Banking Group Ltd. (a)	15,600	20,759

Consumer Finance (1.3%)
Public Financial Holdings Ltd. (a)	40,000	22,797

Diversified Telecommunication Services (1.1%)
Asia Satellite Telecommunications Holdings Ltd.	8,500	18,922

Hotels, Restaurants & Leisure (2.1%)
Cafe De Coral Holdings Ltd. (a)	8,000	20,124
Hongkong & Shanghai Hotels Ltd. (The) (a)	9,500	14,998

		35,122

Marine (1.1%)
Pacific Basin Shipping Ltd. (a)	35,000	19,180

Specialty Retail (1.2%)
Giordano International Ltd. (a)	28,000	21,293

Textiles, Apparel & Luxury Goods (1.7%)
Texwinca Holdings Ltd. (a)	20,000	28,152

Transportation Infrastructure (1.0%)
Hong Kong Aircraft Engineering Co. Ltd. (a)	1,200	16,770

		182,995

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

INDIA (10.5%)
Chemicals (2.9%)
Castrol (India) Ltd. (a)	2,150	$26,293
Kansai Nerolac Paints Ltd. (a)	1,100	22,153

		48,446

Gas Utilities (1.7%)
Gujarat Gas Co. Ltd. (a)	3,150	29,659

Information Technology Services (2.7%)
CMC Ltd. (a)	960	24,473
Mphasis Ltd. (a)	2,150	21,671

		46,144

Personal Products (1.5%)
Godrej Consumer Products Ltd. (a)	2,600	25,888

Pharmaceuticals (1.7%)
Aventis Pharma Ltd.	420	20,102
Piramal Healthcare Ltd. (a)	950	8,194

		28,296

		178,433

INDONESIA (4.0%)
Commercial Banks (2.4%)
Bank OCBC Nisp Tbk PT*	110,000	16,042
Bank Permata Tbk PT* (a)	128,000	25,291

		41,333

Construction Materials (1.6%)
Holcim Indonesia Tbk PT (a)	111,000	27,020

		68,353

MALAYSIA (18.9%)
Air Freight & Logistics (0.9%)
POS Malaysia Bhd	15,000	16,122

Automobiles (1.4%)
Oriental Holdings Bhd	14,200	23,970

Beverages (2.0%)
Fraser & Neave Holdings Bhd	2,500	16,257
Guinness Anchor Bhd (a)	4,800	16,990

		33,247

Construction Materials (1.8%)
Lafarge Malayan Cement Bhd	6,600	16,411
Tasek Corp. Bhd	5,000	13,477

		29,888

Diversified Financial Services (1.0%)
Bursa Malaysia Bhd (a)	6,500	16,874

Food Products (3.9%)
United Malacca Bhd	10,500	24,870
United Plantations Bhd	6,100	42,379

		67,249

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

Hotels, Restaurants & Leisure (0.9%)
Shangri-La Hotels Malaysia Bhd	17,500	$15,920

Household Durables (1.0%)
Panasonic Manufacturing Malaysia Bhd	2,000	16,442

Media (0.8%)
Star Publications Malaysia Bhd	12,000	13,666

Multiline Retail (2.9%)
Aeon Co. (M) Bhd	20,000	50,000

Real Estate Management & Development (2.3%)
SP Setia Bhd (a)	18,000	23,644
YNH Property Bhd	25,000	16,257

		39,901

		323,279

NETHERLANDS (1.4%)
Semiconductors & Semiconductor Equipment (1.4%)
ASM International NV (a)	850	24,159

PHILIPPINES (4.1%)
Hotels, Restaurants & Leisure (1.2%)
Jollibee Foods Corp. (a)	9,900	20,431

Real Estate Management & Development (1.9%)
Cebu Holdings, Inc.	553,000	32,020

Transportation Infrastructure (1.0%)
Asian Terminals, Inc.	90,000	17,556

		70,007

REPUBLIC OF SOUTH KOREA (2.5%)
Commercial Banks (2.5%)
BS Financial Group, Inc.*	1,400	21,578
DGB Financial Group, Inc.*	1,300	20,592

		42,170

SINGAPORE (18.2%)
Air Freight & Logistics (0.9%)
Singapore Post Ltd.	17,000	15,460

Electronic Equipment & Instruments (3.1%)
Venture Corp. Ltd. (a)	4,000	26,178
WBL Corp. Ltd. (a)	10,000	27,582

		53,760

Food Products (1.1%)
Petra Foods Ltd.	11,000	18,545

Health Care Providers & Services (1.6%)
Raffles Medical Group Ltd. (a)	13,000	26,490

Pharmaceuticals (1.2%)
Eu Yan Sang International Ltd.	31,000	20,596

Real Estate Investment Trust (REIT) (2.0%)
CDL Hospitality Trusts (a)	20,000	34,522

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

Real Estate Management & Development (4.7%)
Bukit Sembawang Estates Ltd. (a)	11,000	$41,054
Wheelock Properties (Singapore) Ltd. (a)	25,000	38,465

		79,519

Road & Rail (2.1%)
ComfortDelGro Corp. Ltd. (a)	18,000	21,417
SBS Transit Ltd.	9,500	14,754

		36,171

Transportation Infrastructure (1.5%)
SATS Ltd. (a)	12,000	25,064

		310,127

SRI LANKA (3.8%)
Commercial Banks (1.0%)
Commercial Bank of Ceylon PLC	7,200	16,512

Industrial Conglomerates (1.8%)
Aitken Spence & Co. PLC	13,000	16,628
John Keells Holdings PLC	8,300	14,712

		31,340

Oil, Gas & Consumable Fuels (1.0%)
Chevron Lubricants Lanka PLC	11,500	16,391

		64,243

THAILAND (14.2%)
Commercial Banks (1.6%)
Tisco Financial Group PCL, Foreign Shares	20,200	27,011

Construction Materials (1.3%)
Siam City Cement PCL, Foreign Shares	2,800	21,753

Electronic Equipment & Instruments (1.6%)
Hana Microelectronics PCL, Foreign Shares	33,000	27,524

Food & Staples Retailing (3.8%)
Big C Supercenter PCL, Foreign Shares	6,000	24,150
Siam Makro PCL, Foreign Shares	5,100	39,794

		63,944

Health Care Providers & Services (1.0%)
Bumrungrad Hospital PCL, Foreign Shares	14,000	17,741

Hotels, Restaurants & Leisure (1.1%)
Minor International PCL, Foreign Shares	44,000	19,031

Media (1.5%)
BEC World PCL, Foreign Shares	19,000	26,119

Real Estate Management & Development (1.2%)
Central Pattana PCL, Foreign Shares	17,000	20,919

Specialty Retail (1.1%)
Home Product Center PCL, Foreign Shares	62,000	19,125

		243,167

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2011 (Unaudited)

Aberdeen Asia-Pacific Smaller Companies Fund

UNITED KINGDOM (1.0%)
Food Products (1.0%)
MP Evans Group PLC	2,400	$16,940

Total Common Stocks		1,665,691

RIGHTS (0.0%)
SRI LANKA (0.0%)
Commercial Banks (0.0%)
Commercial Bank of Ceylon PLC, expires 8/16/11* (a)	514	325

Total Rights		325

Total Investments (Cost $1,631,573) (b)—97.6%		1,666,016

Other assets in excess of liabilities—2.4%		41,561

Net Assets—100.0%		$1,707,577

*	Non income-producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2011 (Unaudited)

Aberdeen China Opportunities Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.6%)
CHINA (28.5%)
Chemicals (1.3%)
Yingde Gases (a)	600,000	$650,156

Commercial Banks (2.5%)
China Merchants Bank Co. Ltd., A Shares (a)	635,000	1,216,002

Construction Materials (2.1%)
Huaxin Cement Co. Ltd., B Shares (a)	398,000	1,021,833

Energy Equipment & Services (0.3%)
Greka Drilling Ltd.*	225,000	135,727

Food & Staples Retailing (2.2%)
China Resources Enterprise Ltd. (a)	250,000	1,085,467

Gas Utilities (2.1%)
ENN Energy Holdings Ltd. (a)	306,000	1,032,728

Media (0.4%)
Charm Communications, Inc., ADR*	18,822	216,829

Metals & Mining (2.1%)
Baoshan Iron & Steel Co. Ltd., A Shares (a)	1,160,000	1,043,603

Oil, Gas & Consumable Fuels (8.3%)
CNOOC Ltd. (a)	697,000	1,547,967
Green Dragon Gas Ltd.*	75,000	757,500
PetroChina Co. Ltd., H Shares (a)	1,268,000	1,809,284

		4,114,751

Real Estate Management & Development (1.8%)
Yanlord Land Group Ltd. (a)	890,000	918,246

Textiles, Apparel & Luxury Goods (1.0%)
Li Ning Co. Ltd. (a)	412,500	503,750

Wireless Telecommunication Services (4.4%)
China Mobile Ltd. (a)	217,500	2,161,084

		14,100,176

HONG KONG (67.2%)
Commercial Banks (6.5%)
Dah Sing Banking Group Ltd. (a)	759,600	1,010,772
HSBC Holdings PLC (a)	85,951	841,874
Wing Hang Bank Ltd. (a)	127,073	1,362,831

		3,215,477

Consumer Finance (2.9%)
AEON Credit Service (Asia) Co. Ltd.	944,000	742,482
Public Financial Holdings Ltd. (a)	1,210,000	689,613

		1,432,095

Containers & Packaging (1.1%)
Hung Hing Printing Group Ltd. (a)	1,660,000	532,788

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen China Opportunities Fund

Distributors (2.9%)
Li & Fung Ltd. (a)	880,380	$1,463,892

Diversified Telecommunication Services (1.5%)
Asia Satellite Telecommunications Holdings Ltd.	329,000	732,401

Food & Staples Retailing (3.1%)
Convenience Retail Asia Ltd.	502,000	257,642
Dairy Farm International Holdings Ltd. (a)	140,400	1,266,825

		1,524,467

Hotels, Restaurants & Leisure (4.4%)
Cafe De Coral Holdings Ltd. (a)	310,000	779,814
Hongkong & Shanghai Hotels Ltd. (The) (a)	882,315	1,392,921

		2,172,735

Industrial Conglomerates (7.8%)
Jardine Strategic Holdings Ltd. (a)	118,000	3,859,689

Insurance (3.4%)
AIA Group Ltd.* (a)	455,200	1,671,947

Marine (1.2%)
Pacific Basin Shipping Ltd. (a)	1,103,000	604,443

Multiline Retail (3.1%)
AEON Stores (Hong Kong) Co. Ltd.	646,000	1,535,066

Real Estate Management & Development (14.9%)
Hang Lung Group Ltd. (a)	320,000	1,925,120
Sun Hung Kai Properties Ltd. (a)	119,000	1,808,677
Swire Pacific Ltd., Class B (a)	1,320,000	3,635,389

		7,369,186

Road & Rail (3.2%)
MTR Corp. Ltd. (a)	477,844	1,617,838

Semiconductors & Semiconductor Equipment (3.6%)
ASM Pacific Technology Ltd. (a)	165,000	1,810,801

Specialty Retail (2.8%)
Giordano International Ltd. (a)	1,822,000	1,385,549

Textiles, Apparel & Luxury Goods (2.4%)
Texwinca Holdings Ltd. (a)	844,000	1,188,009

Transportation Infrastructure (2.4%)
Hong Kong Aircraft Engineering Co. Ltd. (a)	84,800	1,185,101

		33,301,484

UNITED KINGDOM (3.9%)
Commercial Banks (3.9%)
Standard Chartered PLC (HK Listing) (a)	76,508	1,955,910

Total Common Stocks		49,357,570

REPURCHASE AGREEMENT (0.5%)
UNITED STATES (0.5%)
State Street Bank, 0.01%, dated 7/29/11, due 8/01/11, repurchase price $243,000 collateralized by U.S. Treasury Bill, maturing 8/4/11; total market value of $249,992	$243,000	243,000

Total Repurchase Agreement		243,000

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2011 (Unaudited)

Aberdeen China Opportunities Fund

Total Investments (Cost $36,872,328) (b)—100.1%	49,600,570

Liabilities in excess of other assets—(0.1)%	(63,643)

Net Assets—100.0%	$49,536,927

*	Non income-producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2011 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
COMMON STOCKS (80.5%)
BRAZIL (4.4%)
Multiline Retail (1.7%)
Lojas Renner SA	100,189	$3,600,951
Real Estate Management & Development (1.1%)
Multiplan Empreendimentos Imobiliarios SA	105,851	2,286,494

Tobacco (1.6%)
Souza Cruz SA	290,000	3,459,393

		9,346,838

CHILE (2.0%)
Commercial Banks (2.0%)
Banco Santander Chile ADR	45,000	4,184,100

CHINA (7.2%)
Oil, Gas & Consumable Fuels (2.9%)
PetroChina Co. Ltd., H Shares (a)	4,253,200	6,068,806

Wireless Telecommunication Services (4.3%)
China Mobile Ltd. (a)	919,600	9,137,163

		15,205,969

HONG KONG (6.6%)
Insurance (1.7%)
AIA Group Ltd.* (a)	1,000,000	3,672,993

Real Estate Management & Development (4.9%)
Hang Lung Group Ltd. (a)	806,000	4,848,896
Swire Pacific Ltd., Class A (a)	150,000	2,110,077
Swire Pacific Ltd., Class B (a)	1,200,000	3,304,899

		10,263,872

		13,936,865

HUNGARY (2.2%)
Pharmaceuticals (2.2%)
Richter Gedeon Nyrt. (a)	23,013	4,591,190

INDIA (12.9%)
Automobiles (1.8%)
Hero Honda Motors Ltd. (a)	94,000	3,805,086

Chemicals (0.9%)
Grasim Industries Ltd. (a)	14,262	709,966
Grasim Industries Ltd. GDR, REG S (a)(b)	24,359	1,208,296

		1,918,262

Commercial Banks (1.2%)
ICICI Bank Ltd. (a)	47,500	1,112,642
ICICI Bank Ltd. ADR	31,000	1,443,670

		2,556,312

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
Construction Materials (0.8%)
Ultratech Cement Ltd.* (a)	63,457	$1,478,372
Ultratech Cement Ltd. GDR, REG S* (b)	13,918	324,234

		1,802,606

Household Products (1.2%)
Hindustan Unilever Ltd. (a)	338,080	2,487,022

Information Technology Services (2.3%)
Infosys Technologies Ltd. (a)	37,500	2,342,319
Infosys Technologies Ltd. ADR	42,000	2,613,240

		4,955,559

Pharmaceuticals (1.0%)
GlaxoSmithKline Pharmaceuticals Ltd.	38,211	2,024,258

Thrifts & Mortgage Finance (2.5%)
Housing Development Finance Corp. Ltd. (a)	335,000	5,235,900

Wireless Telecommunication Services (1.2%)
Bharti Airtel Ltd. (a)	260,000	2,567,939

		27,352,944

INDONESIA (2.7%)
Automobiles (2.7%)
PT Astra International Tbk (a)	700,000	5,798,290

ITALY (1.9%)
Energy Equipment & Services (1.9%)
Tenaris SA ADR	93,600	4,137,120

MALAYSIA (3.0%)
Commercial Banks (3.0%)
CIMB Group Holdings Bhd (a)	1,487,000	4,138,652
Public Bank Bhd (Foreign Mkt) (a)	471,800	2,133,178

		6,271,830

MEXICO (7.6%)
Beverages (3.3%)
Fomento Economico Mexicano SAB de CV ADR	95,501	6,911,407

Commercial Banks (2.5%)
Grupo Financiero Banorte SAB de CV	1,228,500	5,379,849

Food & Staples Retailing (0.9%)
Organizacion Soriana SAB de CV, Class B*	646,000	1,816,261

Transportation Infrastructure (0.9%)
Grupo Aeroportuario del Sureste SAB de CV ADR, B Shares	33,000	1,967,460

		16,074,977

PHILIPPINES (2.4%)
Commercial Banks (1.1%)
Bank of the Philippine Islands (a)	1,686,829	2,389,978

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
Real Estate Management & Development (1.3%)
Ayala Land, Inc. (a)	6,716,800	$2,683,861

		5,073,839

POLAND (1.7%)
Commercial Banks (1.7%)
Bank Pekao SA (a)	64,000	3,658,371

REPUBLIC OF SOUTH KOREA (1.7%)
Food & Staples Retailing (1.2%)
E-Mart Co. Ltd.*	9,503	2,478,730

Multiline Retail (0.5%)
Shinsegae Co. Ltd.	3,356	1,044,075

		3,522,805

RUSSIA (2.8%)
Oil, Gas & Consumable Fuels (2.8%)
LUKOIL OAO ADR	88,000	5,883,988

SOUTH AFRICA (3.8%)
Beverages (0.0%)
SABMiller PLC (a)	2,338	87,606

Food & Staples Retailing (1.6%)
Massmart Holdings Ltd. (a)	152,083	3,283,583

Specialty Retail (2.2%)
Truworths International Ltd.	425,000	4,602,948

		7,974,137

TAIWAN (4.8%)
Semiconductors & Semiconductor Equipment (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	2,952,308	7,336,926

Wireless Telecommunication Services (1.3%)
Taiwan Mobile Co. Ltd. (a)	1,000,000	2,752,832

		10,089,758

THAILAND (5.5%)
Commercial Banks (1.3%)
Siam Commercial Bank PCL, Foreign Shares	633,800	2,679,185

Construction Materials (2.1%)
Siam Cement PCL, Foreign Shares (a)	310,000	4,553,248

Oil, Gas & Consumable Fuels (2.1%)
PTT Exploration & Production PCL, Foreign Shares	730,000	4,488,440

		11,720,873

TURKEY (4.9%)
Commercial Banks (3.3%)
Akbank T.A.S. (a)	1,095,001	4,760,077

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2011 (Unaudited)

Aberdeen Emerging Markets Fund

	Shares or Principal Amount	Value
Turkiye Garanti Bankasi A.S. (a)	509,000	$2,233,519

		6,993,596

Food & Staples Retailing (1.6%)
BIM Birlesik Magazalar A.S.	98,000	3,335,602

		10,329,198

UNITED KINGDOM (2.4%)
Commercial Banks (2.4%)
Standard Chartered PLC (a)	200,125	5,097,978

Total Common Stocks		170,251,070

PREFERRED STOCKS (17.4%)
BRAZIL (13.6%)
Commercial Banks (3.3%)
Banco Bradesco SA ADR, Preferred Shares	367,080	7,058,949

Metals & Mining (4.3%)
Vale SA ADR, Preferred Shares	305,000	9,003,600

Oil, Gas & Consumable Fuels (6.0%)
Petroleo Brasileiro SA ADR, Preferred Shares	244,000	7,498,120
Ultrapar Participacoes SA, Preferred Shares	297,000	5,304,768

		12,802,888

		28,865,437

REPUBLIC OF SOUTH KOREA (3.8%)
Semiconductors & Semiconductor Equipment (3.8%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	15,100	8,047,514

Total Preferred Stocks		36,912,951

REPURCHASE AGREEMENT (2.3%)
UNITED STATES (2.3%)
State Street Bank, 0.01%, dated 7/29/11, due 8/01/11, repurchase price $ 4,799,004, collateralized by U.S. Treasury Note, maturing 06/15/14; total market value $4,895,406	$4,799,000	4,799,000

Total Repurchase Agreement		4,799,000

Total Investments (Cost $158,864,481) (c)—100.2%		211,963,021

Liabilities in excess of other assets—(0.2)%		(347,821)

Net Assets—100.0%		$211,615,200

*	Non income-producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.72% of net assets as of July 31, 2011. (unaudited)
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2011 (Unaudited)

Aberdeen Equity Long-Short Fund

	Shares or Principal Amount	Value
COMMON STOCKS—LONG POSITIONS (81.1%)
Aerospace & Defense (2.3%)
BE Aerospace, Inc.*	149,800	$5,962,040
Precision Castparts Corp.	29,100	4,696,158

		10,658,198

Auto Components (1.5%)
BorgWarner, Inc.*	86,600	6,895,092

Beverages (2.4%)
PepsiCo, Inc.	169,000	10,822,760

Biotechnology (1.6%)
Gilead Sciences, Inc.*	172,720	7,316,419

Capital Markets (1.7%)
State Street Corp.	192,300	7,974,681

Chemicals (5.5%)
Potash Corp. of Saskatchewan, Inc.	152,600	8,821,806
Praxair, Inc.	96,500	10,001,260
Valspar Corp.	194,600	6,396,502

		25,219,568

Commercial Banks (1.8%)
CapitalSource, Inc.	563,900	3,642,794
Wintrust Financial Corp.	135,100	4,617,718

		8,260,512

Commercial Services & Supplies (0.7%)
Clean Harbors, Inc.*	64,800	3,418,200

Communications Equipment (2.6%)
Cisco Systems, Inc.	306,000	4,886,820
QUALCOMM, Inc.	130,430	7,144,955

		12,031,775

Computers & Peripherals (2.7%)
Apple, Inc.*	15,260	5,958,725
NetApp, Inc.*	130,519	6,202,263

		12,160,988

Diversified Financial Services (4.6%)
IntercontinentalExchange, Inc.*	80,000	9,864,000
JPMorgan Chase & Co.	271,650	10,988,242

		20,852,242

Electric Utilities (2.2%)
ITC Holdings Corp.	146,100	10,264,986

Electrical Equipment (2.1%)
Emerson Electric Co.	192,600	9,454,734

Electronic Equipment & Instruments (0.5%)
Itron, Inc.*	53,200	2,289,728

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Equity Long-Short Fund

Energy Equipment & Services (1.5%)
Halliburton Co.	123,636	$6,766,598

Food & Staples Retailing (2.3%)
CVS Caremark Corp.	285,700	10,385,195

Food Products (1.5%)
TreeHouse Foods, Inc.*	135,300	6,986,892

Health Care Equipment & Supplies (3.7%)
Hill-Rom Holdings, Inc.	147,018	5,482,301
Intuitive Surgical, Inc.*	13,800	5,527,590
St. Jude Medical, Inc.	121,900	5,668,350

		16,678,241

Health Care Providers & Services (1.1%)
Aetna, Inc.	116,000	4,812,840

Hotels, Restaurants & Leisure (3.8%)
P.F. Chang’s China Bistro, Inc.	139,800	4,603,614
Starwood Hotels & Resorts Worldwide, Inc.	134,500	7,392,120
WMS Industries, Inc.*	194,115	5,351,751

		17,347,485

Industrial Conglomerates (1.5%)
3M Co.	53,500	4,661,990
Danaher Corp.	46,280	2,272,811

		6,934,801

Information Technology Services (4.5%)
Cognizant Technology Solutions Corp., Class A*	151,800	10,606,266
Visa, Inc., Class A	116,720	9,984,229

		20,590,495

Insurance (3.5%)
Aspen Insurance Holdings Ltd.	282,600	7,319,340
MetLife, Inc.	206,300	8,501,623

		15,820,963

Internet Software & Services (1.3%)
Yahoo!, Inc.*	448,100	5,870,110

Life Sciences Tools & Services (1.0%)
Waters Corp.*	52,400	4,605,436

Machinery (2.9%)
Deere & Co.	89,600	7,034,496
Wabtec Corp.	93,600	6,039,072

		13,073,568

Multiline Retail (1.7%)
Target Corp.	154,000	7,929,460

Oil, Gas & Consumable Fuels (5.6%)
Apache Corp.	84,000	10,392,480
Berry Petroleum Co., Class A	91,700	5,258,995
EOG Resources, Inc.	98,100	10,006,200

		25,657,675

Road & Rail (2.9%)
Canadian National Railway Co.	80,300	6,011,258

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Equity Long-Short Fund

Kansas City Southern*	124,923	$7,414,180

		13,425,438

Semiconductors & Semiconductor Equipment (1.1%)
Marvell Technology Group Ltd.*	349,000	5,172,180

Software (4.0%)
Oracle Corp.	344,500	10,534,810
Solera Holdings, Inc.	137,900	7,705,852

		18,240,662

Specialty Retail (3.8%)
Staples, Inc.	563,700	9,053,022
Urban Outfitters, Inc.*	251,300	8,177,302

		17,230,324

Textiles, Apparel & Luxury Goods (1.2%)
Warnaco Group, Inc. (The)*	103,000	5,489,900

Total Common Stocks—Long Positions		370,638,146

REPURCHASE AGREEMENT (16.6%)
State Street Bank, 0.01%, dated 7/29/11, due 8/01/11, repurchase price $75,677,063 collateralized by U.S. Treasury Bill, maturing 01/05/12; total market value of $77,191,385	$75,677,000	75,677,000

Total Repurchase Agreement		75,677,000

Total Investments (Cost $425,701,044) (a)—97.7%		446,315,146

Other assets in excess of liabilities—2.3%		10,535,309

Net Assets—100.0%		$456,850,455

* Non income-producing security. (a) See notes to statements of investments for tax unrealized appreciation/depreciation of securities. REIT Real Estate Investment Trust
COMMON STOCKS—SHORT POSITIONS (30.8%)
Aerospace & Defense (1.9%)
Northrop Grumman Corp.	143,100	8,658,981

Commercial Banks (1.8%)
Fifth Third Bancorp	378,400	4,786,760
TCF Financial Corp.	282,700	3,595,944

		8,382,704

Communications Equipment (0.5%)
Motorola Mobility Holdings, Inc.*	100,000	2,238,000

Diversified Consumer Services (1.7%)
American Public Education, Inc.*	85,900	3,914,463
Capella Education Co.*	94,000	4,018,500

		7,932,963

Diversified Financial Services (1.4%)
Bank of America Corp.	664,100	6,448,411

Food Products (1.7%)
Campbell Soup Co.	234,400	7,746,920

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Equity Long-Short Fund

Health Care Equipment & Supplies (1.7%)
Boston Scientific Corp.*	1,065,700	$7,630,412

Health Care Providers & Services (1.3%)
Cardinal Health, Inc.	136,600	5,977,616

Hotels, Restaurants & Leisure (2.9%)
Bally Technologies, Inc.*	140,600	5,543,858
Darden Restaurants, Inc.	152,700	7,757,160

		13,301,018

Household Durables (1.0%)
Leggett & Platt, Inc.	205,000	4,448,500

Insurance (1.4%)
Allstate Corp. (The)	230,000	6,375,600

Internet Software & Services (1.6%)
eBay, Inc.*	218,200	7,146,050

Machinery (3.0%)
Astec Industries, Inc.*	112,300	4,213,496
Badger Meter, Inc.	125,900	4,594,091
ESCO Technologies, Inc.	141,300	4,900,284

		13,707,871

Multiline Retail (0.7%)
JC Penney Co., Inc.	111,000	3,414,360

Oil, Gas & Consumable Fuels (1.3%)
Chesapeake Energy Corp.	170,800	5,866,980

Pharmaceuticals (1.8%)
Eli Lilly & Co.	211,100	8,085,130

Professional Services (0.9%)
Resources Connection, Inc.	303,500	3,951,570

Semiconductors & Semiconductor Equipment (0.8%)
Altera Corp.	94,400	3,859,072

Specialty Retail (2.8%)
Hibbett Sports, Inc.*	133,900	5,254,236
Home Depot, Inc.	221,900	7,750,967

		13,005,203

Trading Companies & Distributors (0.6%)
Rush Enterprises, Inc., Class A*	130,000	2,598,700

Total Common Stocks—Short Positions		140,776,061

EXCHANGE TRADED FUNDS—SHORT POSITIONS (7.9%)
Equity Funds (7.9%)
Consumer Discretionary Select Sector SPDR Fund	94,100	3,728,242
iShares Russell 1000 Growth Index Fund	122,500	7,359,800
Materials Select Sector SPDR Fund	162,000	6,154,380
Semiconductor HOLDRs Trust	244,700	7,852,423
SPDR S&P Oil & Gas Exploration & Production ETF	73,500	4,578,315

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2011 (Unaudited)

Aberdeen Equity Long-Short Fund

SPDR S&P Retail ETF	$123,000	$6,550,980

		36,224,140

Total Exchange Traded Funds—Short Positions		36,224,140

Total Securities Sold Short (Proceeds $166,072,649) —38.7%		$177,000,201

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2011 (Unaudited)

Aberdeen Global Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (91.2%)
AUSTRALIA (3.5%)
Insurance (3.5%)
QBE Insurance Group Ltd. (a)	82,100	$1,477,524

CANADA (2.0%)
Road & Rail (2.0%)
Canadian National Railway Co.	11,200	839,780

CHINA (3.2%)
Oil, Gas & Consumable Fuels (1.7%)
PetroChina Co. Ltd., H Shares (a)	488,000	696,318

Wireless Telecommunication Services (1.5%)
China Mobile Ltd. (a)	64,500	640,873

		1,337,191

FRANCE (1.3%)
Electrical Equipment (1.3%)
Schneider Electric SA (a)	3,800	549,155

GERMANY (0.7%)
Textiles, Apparel & Luxury Goods (0.7%)
Adidas AG (a)	3,742	277,773

HONG KONG (1.9%)
Real Estate Management & Development (1.9%)
Swire Pacific Ltd., Class A (a)	56,000	787,762

ITALY (5.2%)
Energy Equipment & Services (2.8%)
Tenaris SA ADR	27,100	1,197,820

Oil, Gas & Consumable Fuels (2.4%)
Eni SpA (a)	45,600	990,935

		2,188,755

JAPAN (10.7%)
Chemicals (1.7%)
Shin-Etsu Chemical Co. Ltd. (a)	12,900	695,847

Machinery (1.8%)
Fanuc Corp. (a)	4,100	775,605

Office Electronics (3.3%)
Canon, Inc. (a)	28,800	1,388,490

Pharmaceuticals (2.1%)
Takeda Pharmaceutical Co. Ltd. (a)	18,400	877,642

Real Estate Management & Development (1.8%)
Daito Trust Construction Co. Ltd. (a)	7,700	741,180

		4,478,764

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Global Equity Fund

MEXICO (1.3%)
Beverages (1.3%)
Fomento Economico Mexicano SAB de CV ADR	7,400	$535,538

NETHERLANDS (1.2%)
Industrial Conglomerates (1.2%)
Koninklijke Philips Electronics NV (a)	20,600	511,652

SINGAPORE (1.0%)
Real Estate Management & Development (1.0%)
City Developments Ltd. (a)	49,000	429,260

SWEDEN (3.9%)
Commercial Banks (2.1%)
Nordea Bank AB (a)	80,800	859,391

Communications Equipment (1.8%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	60,600	761,176

		1,620,567

SWITZERLAND (13.3%)
Food Products (2.5%)
Nestle SA (a)	16,800	1,070,186

Insurance (3.3%)
Zurich Financial Services AG* (a)	5,800	1,379,253

Pharmaceuticals (7.5%)
Novartis AG (a)	20,500	1,256,693
Roche Holding AG (a)	10,400	1,866,236

		3,122,929

		5,572,368

TAIWAN (3.3%)
Semiconductors & Semiconductor Equipment (3.3%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	111,100	1,373,196

UNITED KINGDOM (17.5%)
Commercial Banks (4.3%)
HSBC Holdings PLC (a)	63,200	616,157
Standard Chartered PLC (a)	47,375	1,206,829

		1,822,986

Metals & Mining (1.0%)
Rio Tinto PLC (a)	5,900	416,474

Multi-Utilities (2.4%)
Centrica PLC (a)	203,500	1,021,598

Oil, Gas & Consumable Fuels (2.1%)
Royal Dutch Shell PLC, B Shares (a)	23,600	864,129

Tobacco (3.3%)
British American Tobacco PLC (a)	29,600	1,366,373

Wireless Telecommunication Services (4.4%)
Vodafone Group PLC (a)	651,300	1,826,476

		7,318,036

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Global Equity Fund

UNITED STATES (21.2%)
Aerospace & Defense (2.1%)
United Technologies Corp.	10,800	$894,672

Beverages (1.6%)
PepsiCo, Inc.	10,200	653,208

Energy Equipment & Services (1.0%)
Schlumberger Ltd.	4,600	415,702

Food & Staples Retailing (2.1%)
CVS Caremark Corp.	24,300	883,305

Food Products (2.0%)
Kraft Foods, Inc., Class A	24,000	825,120

Health Care Providers & Services (1.5%)
Quest Diagnostics, Inc.	12,000	648,120

Oil, Gas & Consumable Fuels (2.0%)
EOG Resources, Inc.	8,300	846,600

Pharmaceuticals (3.4%)
Johnson & Johnson	22,200	1,438,338

Software (1.0%)
Oracle Corp.	13,700	418,946

Tobacco (4.5%)
Philip Morris International, Inc.	26,400	1,878,888

		8,902,899

Total Common Stocks		38,200,220

PREFERRED STOCKS (7.6%)
BRAZIL (5.3%)
Commercial Banks (3.1%)
Banco Bradesco SA ADR, Preferred Shares	68,000	1,307,640

Oil, Gas & Consumable Fuels (2.2%)
Petroleo Brasileiro SA ADR, Preferred Shares	29,600	909,608

		2,217,248

REPUBLIC OF SOUTH KOREA (2.3%)
Semiconductors & Semiconductor Equipment (2.3%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (a)	3,600	963,397

Total Preferred Stocks		3,180,645

REPURCHASE AGREEMENT (0.8%)
UNITED STATES (0.8%)
State Street Bank, 0.01%, dated 7/29/11, due 8/01/11, repurchase price $350,000, collateralized by U.S. Treasury Bill, maturing 08/04/11; total market value of $359,988	$350,000	350,000

Total Repurchase Agreement		350,000

Total Investments (Cost $33,314,735) (b)—99.6%		41,730,865

Other assets in excess of liabilities—0.4%		152,636

Net Assets—100.0%		$41,883,501

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2011 (Unaudited)

Aberdeen Global Equity Fund

*	Non income-producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2011 (Unaudited)

Aberdeen Global Financial Services Fund

	Shares or Principal Amount	Value
COMMON STOCKS (92.4%)
AUSTRALIA (6.7%)
Insurance (6.7%)
QBE Insurance Group Ltd. (a)	87,000	$1,565,707

AUSTRIA (4.2%)
Insurance (4.2%)
Vienna Insurance Group AG (a)	18,800	999,341

BRAZIL (9.8%)
Commercial Banks (5.5%)
Itau Unibanco Holding SA	72,900	1,300,669

Diversified Financial Services (4.3%)
BM&F BOVESPA SA	171,847	1,005,031

		2,305,700

CANADA (3.2%)
Commercial Banks (3.2%)
Royal Bank of Canada	13,800	742,394

HONG KONG (10.3%)
Commercial Banks (10.3%)
Dah Sing Financial Group (a)	244,225	1,183,270
Wing Hang Bank Ltd. (a)	114,500	1,227,988

		2,411,258

INDIA (9.4%)
Commercial Banks (5.9%)
ICICI Bank Ltd. ADR	29,500	1,373,815

Thrifts & Mortgage Finance (3.5%)
Housing Development Finance Corp. Ltd. (a)	53,000	828,366

		2,202,181

PHILIPPINES (4.1%)
Commercial Banks (4.1%)
Bank of the Philippine Islands (a)	680,600	964,306

SINGAPORE (10.1%)
Commercial Banks (10.1%)
Oversea-Chinese Banking Corp. Ltd. (a)	138,919	1,145,730
United Overseas Bank Ltd. (a)	72,200	1,224,544

		2,370,274

SWEDEN (6.1%)
Commercial Banks (6.1%)
Nordea Bank AB (a)	135,100	1,436,927

SWITZERLAND (4.5%)
Insurance (4.5%)
Zurich Financial Services AG* (a)	4,500	1,070,110

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2011 (Unaudited)

Aberdeen Global Financial Services Fund

UNITED KINGDOM (9.3%)
Commercial Banks (9.3%)
HSBC Holdings PLC (a)	51,000	$497,215
Standard Chartered PLC (a)	66,500	1,694,019

		2,191,234

UNITED STATES (14.7%)
Capital Markets (7.0%)
Charles Schwab Corp. (The)	50,200	749,486
State Street Corp.	21,700	899,899

		1,649,385

Commercial Banks (3.4%)
Wells Fargo & Co.	28,900	807,466

Insurance (4.3%)
MetLife, Inc.	24,400	1,005,524

		3,462,375

Total Common Stocks		21,721,807

PREFERRED STOCKS (7.3%)
BRAZIL (7.3%)
Commercial Banks (7.3%)
Banco Bradesco SA ADR, Preferred Shares	89,310	1,717,431

Total Preferred Stocks		1,717,431

Total Investments (Cost $19,784,290) (b)—99.7%		23,439,238

Other assets in excess of liabilities—0.3%		65,279

Net Assets—100.0%		$23,504,517

*	Non income-producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2011 (Unaudited)

Aberdeen Global Natural Resources Fund

	Shares or Principal Amount	Value
COMMON STOCKS (100.2%)
BRAZIL (11.2%)
Metals & Mining (5.5%)
Vale SA ADR	123,500	$4,006,340

Oil, Gas & Consumable Fuels (3.8%)
Petroleo Brasileiro SA ADR	81,100	2,754,967

Transportation Infrastructure (1.9%)
Wilson Sons Ltd. BDR	81,200	1,439,332

		8,200,639

CANADA (10.3%)
Metals & Mining (7.8%)
Barrick Gold Corp.	63,600	3,025,452
Goldcorp, Inc.	55,600	2,658,814

		5,684,266

Road & Rail (2.5%)
Canadian National Railway Co.	24,500	1,834,070

		7,518,336

CHILE (1.6%)
Chemicals (1.6%)
Sociedad Quimica y Minera de Chile SA ADR	18,600	1,196,352

CHINA (3.8%)
Oil, Gas & Consumable Fuels (3.8%)
PetroChina Co. Ltd., Class H (a)	1,916,000	2,733,902

FRANCE (5.4%)
Chemicals (3.2%)
Air Liquide SA (a)	16,800	2,307,698

Oil, Gas & Consumable Fuels (2.2%)
Total SA (a)	30,300	1,637,665

		3,945,363

GERMANY (3.4%)
Chemicals (3.4%)
Linde AG (a)	13,900	2,490,998

ITALY (11.3%)
Energy Equipment & Services (6.3%)
Tenaris SA ADR	103,200	4,561,440

Oil, Gas & Consumable Fuels (5.0%)
Eni SpA (a)	167,500	3,639,948

		8,201,388

JAPAN (5.3%)
Chemicals (5.3%)
Shin-Etsu Chemical Co. Ltd. (a)	71,700	3,867,615

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2011 (Unaudited)

Aberdeen Global Natural Resources Fund

NETHERLANDS (3.0%)
Energy Equipment & Services (3.0%)
Fugro NV, CVA (a)	27,900	$2,150,704

THAILAND (3.5%)
Oil, Gas & Consumable Fuels (3.5%)
PTT Exploration & Production PCL, Foreign Shares	416,000	2,557,796

UNITED KINGDOM (22.1%)
Metals & Mining (11.8%)
BHP Billiton PLC (a)	121,000	4,519,959
Rio Tinto PLC (a)	58,300	4,115,324

		8,635,283

Multi-Utilities (2.7%)
Centrica PLC (a)	392,400	1,969,902

Oil, Gas & Consumable Fuels (7.6%)
BG Group PLC (a)	77,000	1,815,395
Royal Dutch Shell PLC, B Shares (a)	101,000	3,698,180

		5,513,575

		16,118,760

UNITED STATES (19.3%)
Chemicals (5.9%)
Monsanto Co.	20,100	1,476,948
Praxair, Inc.	27,100	2,808,644

		4,285,592

Energy Equipment & Services (6.6%)
Schlumberger Ltd.	36,400	3,289,468
Tidewater, Inc.	28,900	1,570,426

		4,859,894

Oil, Gas & Consumable Fuels (6.8%)
EOG Resources, Inc.	34,900	3,559,800
Hess Corp.	20,200	1,384,912

		4,944,712

		14,090,198

Total Common Stocks		73,072,051

Total Investments (Cost $60,235,124) (b)—100.2%		73,072,051

Liabilities in excess of other assets—(0.2)%		(172,282)

Net Assets—100.0%		$72,899,769

(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
BDR	Brazilian Depositary Receipt
CVA	Dutch Certificate

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2011 (Unaudited)

Aberdeen Global Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (95.2%)
BRAZIL (10.8%)
Health Care Providers & Services (2.4%)
OdontoPrev SA	85,600	$1,465,442

Multiline Retail (2.8%)
Lojas Renner SA	46,800	1,682,066

Real Estate Management & Development (1.8%)
Multiplan Empreendimentos Imobiliarios SA	50,300	1,086,533

Transportation Infrastructure (3.8%)
Wilson Sons Ltd. BDR	130,499	2,313,194

		6,547,235

EGYPT (1.8%)
Commercial Banks (1.8%)
National Societe Generale Bank (a)	210,200	1,095,494

GERMANY (6.4%)
Chemicals (4.2%)
Fuchs Petrolub AG (a)	33,900	1,641,753
Symrise AG (a)	33,200	906,978

		2,548,731

Computers & Peripherals (2.2%)
Wincor Nixdorf AG (a)	21,600	1,350,819

		3,899,550

HONG KONG (7.1%)
Diversified Telecommunication Services (3.1%)
Asia Satellite Telecommunications Holdings Ltd.	841,000	1,872,186

Hotels, Restaurants & Leisure (1.8%)
Cafe De Coral Holdings Ltd. (a)	436,000	1,096,771

Semiconductors & Semiconductor Equipment (2.2%)
ASM Pacific Technology Ltd. (a)	123,100	1,350,967

		4,319,924

HUNGARY (1.6%)
Pharmaceuticals (1.6%)
Richter Gedeon Nyrt. (a)	5,000	997,521

INDIA (7.7%)
Chemicals (2.2%)
Castrol (India) Ltd. (a)	109,400	1,337,912

Pharmaceuticals (5.5%)
Aventis Pharma Ltd.	36,900	1,766,090
GlaxoSmithKline Pharmaceuticals Ltd.	30,000	1,589,273

		3,355,363

		4,693,275

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Global Small Cap Fund

ITALY (1.3%)
Multi-Utilities (1.3%)
Hera SpA (a)	400,100	$788,808

JAPAN (12.3%)
Food Products (2.9%)
Calbee, Inc.	19,100	803,845
HOKUTO Corp. (a)	42,200	966,883

		1,770,728

Health Care Equipment & Supplies (1.5%)
Sysmex Corp. (a)	24,600	940,648

Machinery (4.0%)
Amada Co. Ltd. (a)	114,300	886,017
Nabtesco Corp. (a)	59,800	1,519,066

		2,405,083

Personal Products (3.9%)
Dr. Ci:Labo Co. Ltd. (a)	440	2,384,627

		7,501,086

MEXICO (2.0%)
Transportation Infrastructure (2.0%)
Grupo Aeroportuario del Sureste SAB de CV, Class B	208,300	1,241,746

NETHERLANDS (2.2%)
Energy Equipment & Services (2.2%)
Fugro NV, CVA (a)	17,000	1,310,465

PHILIPPINES (2.0%)
Commercial Banks (2.0%)
Bank of the Philippine Islands (a)	841,673	1,192,521

SINGAPORE (5.4%)
Electronic Equipment & Instruments (1.7%)
Venture Corp. Ltd. (a)	159,000	1,040,586

Health Care Providers & Services (2.2%)
Raffles Medical Group Ltd. (a)	656,000	1,336,714

Real Estate Management & Development (1.5%)
Wheelock Properties (Singapore) Ltd. (a)	590,000	907,779

		3,285,079

SOUTH AFRICA (3.1%)
Food & Staples Retailing (1.4%)
Massmart Holdings Ltd. (a)	39,690	856,936

Specialty Retail (1.7%)
Truworths International Ltd.	94,100	1,019,147

		1,876,083

SWITZERLAND (2.6%)
Food Products (2.6%)
Barry Callebaut AG*	1,500	1,583,762

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Global Small Cap Fund

THAILAND (3.2%)
Food & Staples Retailing (1.6%)
Siam Makro PCL, Foreign Shares	119,900	$935,548

Independent Power Producers & Energy Traders (1.6%)
Electricity Generating PCL, Foreign Shares (a)	308,800	977,307

		1,912,855

UNITED KINGDOM (12.7%)
Aerospace & Defense (1.6%)
Chemring Group PLC (a)	108,300	973,982

Capital Markets (1.4%)
Close Brothers Group PLC (a)	69,800	849,967

Chemicals (1.7%)
Victrex PLC (a)	43,800	1,045,963

Energy Equipment & Services (1.6%)
John Wood Group PLC (a)	91,311	996,156

Hotels, Restaurants & Leisure (2.0%)
Millennium & Copthorne Hotels PLC (a)	139,900	1,184,088

Household Products (1.4%)
PZ Cussons PLC	140,800	872,464

Machinery (1.5%)
Weir Group PLC (The) (a)	26,600	923,169

Pharmaceuticals (1.5%)
Dechra Pharmaceuticals PLC	113,800	877,947

		7,723,736

UNITED STATES (13.0%)
Containers & Packaging (2.2%)
Silgan Holdings, Inc.	34,000	1,318,520

Electric Utilities (1.7%)
ITC Holdings Corp.	14,400	1,011,744

Electronic Equipment & Instruments (2.2%)
Rofin-Sinar Technologies, Inc.*	43,600	1,368,168

Energy Equipment & Services (3.2%)
Tidewater, Inc.	35,700	1,939,938

Health Care Providers & Services (1.6%)
LHC Group, Inc.*	43,400	988,652

Pharmaceuticals (2.1%)
Perrigo Co.	14,300	1,291,433
		7,918,455

Total Common Stocks		57,887,595

PREFERRED STOCKS (1.5%)
CHILE (1.5%)
Beverages (1.5%)
Embotelladora Andina SA, Preferred Shares	203,900	891,812

Total Preferred Stocks		891,812

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2011 (Unaudited)

Aberdeen Global Small Cap Fund

REPURCHASE AGREEMENT (3.1%)
UNITED STATES (3.1%)
State Street Bank, 0.01%, dated 7/29/11, due 8/01/11, repurchase price $1,892,002, collateralized by U.S. Treasury Note, maturing 08/15/20; total market value of $1,930,000	$1,892,000	$1,892,000

Total Repurchase Agreement		1,892,000

Total Investments (Cost $44,230,146) (b)—99.8%		60,671,407

Other assets in excess of liabilities—0.2%		142,378

Net Assets—100.0%		$60,813,785

*            Non income-producing security.

(a)         Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.

(b)         See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

BDR     Brazilian Depositary Receipt

CVA    Dutch Certificate

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2011 (Unaudited)

Aberdeen International Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (88.3%)
AUSTRALIA (4.0%)
Insurance (4.0%)
QBE Insurance Group Ltd. (a)	1,019,900	$18,354,767

CANADA (2.0%)
Road & Rail (2.0%)
Canadian National Railway Co.	122,500	9,185,096

CHINA (4.3%)
Oil, Gas & Consumable Fuels (2.0%)
PetroChina Co. Ltd., H Shares (a)	6,602,000	9,420,262

Wireless Telecommunication Services (2.3%)
China Mobile Ltd. (a)	1,047,558	10,408,556

		19,828,818

FRANCE (3.1%)
Electrical Equipment (1.3%)
Schneider Electric SA (a)	42,400	6,127,415

Food & Staples Retailing (1.8%)
Casino Guichard-Perrachon SA (a)	92,700	8,451,183

		14,578,598

GERMANY (1.8%)
Food & Staples Retailing (1.2%)
Metro AG (a)	98,100	5,415,102

Textiles, Apparel & Luxury Goods (0.6%)
Adidas AG (a)	40,796	3,028,333

		8,443,435

HONG KONG (1.9%)
Real Estate Management & Development (1.9%)
Swire Pacific Ltd., Class A (a)	630,500	8,869,356

ITALY (5.6%)
Energy Equipment & Services (2.7%)
Tenaris SA ADR	287,900	12,725,180

Oil, Gas & Consumable Fuels (2.9%)
Eni SpA (a)	609,900	13,253,757

		25,978,937

JAPAN (11.8%)
Chemicals (2.1%)
Shin-Etsu Chemical Co. Ltd. (a)	175,268	9,454,242

Machinery (1.7%)
Fanuc Corp. (a)	41,700	7,888,474

Office Electronics (3.1%)
Canon, Inc. (a)	292,500	14,101,850

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen International Equity Fund

Pharmaceuticals (3.1%)
Takeda Pharmaceutical Co. Ltd. (a)	301,704	$14,390,663

Real Estate Management & Development (1.8%)
Daito Trust Construction Co. Ltd. (a)	88,300	8,499,503

		54,334,732

MEXICO (1.2%)
Beverages (1.2%)
Fomento Economico Mexicano SAB de CV ADR	77,900	5,637,623

NETHERLANDS (1.2%)
Industrial Conglomerates (1.2%)
Koninklijke Philips Electronics NV (a)	232,263	5,768,829

SINGAPORE (6.1%)
Commercial Banks (2.2%)
Oversea-Chinese Banking Corp. Ltd. (a)	1,234,509	10,181,573

Diversified Telecommunication Services (2.3%)
Singapore Telecommunications Ltd. (a)	3,824,000	10,558,734

Real Estate Management & Development (1.6%)
City Developments Ltd. (a)	837,000	7,332,460

		28,072,767

SPAIN (0.9%)
Insurance (0.9%)
Mapfre SA (a)	1,147,100	4,065,660

SWEDEN (3.8%)
Commercial Banks (1.9%)
Nordea Bank AB (a)	833,100	8,860,870

Communications Equipment (1.9%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	678,300	8,519,902

		17,380,772

SWITZERLAND (15.0%)
Food Products (3.3%)
Nestle SA (a)	238,500	15,192,813

Insurance (3.1%)
Zurich Financial Services AG* (a)	59,700	14,196,798

Pharmaceuticals (8.6%)
Novartis AG (a)	278,200	17,054,238
Roche Holding AG (a)	126,600	22,717,840

		39,772,078

		69,161,689

TAIWAN (3.8%)
Semiconductors & Semiconductor Equipment (3.8%)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	1,411,400	17,444,904

UNITED KINGDOM (21.8%)
Commercial Banks (4.3%)
HSBC Holdings PLC (a)	684,400	6,672,436

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen International Equity Fund

Standard Chartered PLC (a)	520,900	$13,269,391

		19,941,827

Machinery (1.3%)
Weir Group PLC (The) (a)	168,000	5,830,542

Metals & Mining (2.4%)
BHP Billiton PLC (a)	118,500	4,426,571
Rio Tinto PLC (a)	95,900	6,769,462

		11,196,033

Multi-Utilities (2.4%)
Centrica PLC (a)	2,244,000	11,265,188

Oil, Gas & Consumable Fuels (2.2%)
Royal Dutch Shell PLC, B Shares (a)	271,300	9,933,825

Tobacco (4.4%)
British American Tobacco PLC (a)	441,300	20,370,960

Wireless Telecommunication Services (4.8%)
Vodafone Group PLC (a)	7,959,900	22,322,376

		100,860,751

Total Common Stocks		407,966,734

PREFERRED STOCKS (8.5%)
BRAZIL (5.1%)
Commercial Banks (3.0%)
Banco Bradesco SA ADR, Preferred Shares	721,200	13,868,676

Oil, Gas & Consumable Fuels (2.1%)
Petroleo Brasileiro SA ADR, Preferred Shares	316,900	9,738,337

		23,607,013

REPUBLIC OF SOUTH KOREA (3.4%)
Semiconductors & Semiconductor Equipment (3.4%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (a)	56,600	15,146,746
Samsung Electronics Co. Ltd., GDR, Preferred Shares (b)	1,900	511,100

		15,657,846

Total Preferred Stocks		39,264,859

REPURCHASE AGREEMENT (2.6%)
UNITED STATES (2.6%)
State Street Bank, 0.01%, dated 7/29/11, due 8/01/11, in the amount of $12,038,010 collateralized by U.S. Treasury Note, maturing 06/15/14; total market value of $12,281,281	$12,038,000	12,038,000

Total Repurchase Agreement		12,038,000

Total Investments (Cost $360,516,842) (c)—99.4%		459,269,593

Other assets in excess of liabilities—0.6%		2,666,801

Net Assets—100.0%		$461,936,394

*	Non income-producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2011 (Unaudited)

Aberdeen International Equity Fund

(b)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2011 (Unaudited)

Aberdeen Small Cap Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.5%)
Aerospace & Defense (1.4%)
BE Aerospace, Inc.*	73,669	$2,932,026

Auto Components (2.1%)
Drew Industries, Inc.	216,855	4,619,012

Building Products (1.8%)
Gibraltar Industries, Inc.*	374,200	3,846,776

Chemicals (1.8%)
Valspar Corp.	119,230	3,919,090

Commercial Banks (8.9%)
Bank of the Ozarks, Inc.	77,030	4,001,708
Canadian Western Bank	175,500	5,593,150
CapitalSource, Inc.	525,459	3,394,465
Univest Corp. of Pennsylvania	110,970	1,650,124
Wintrust Financial Corp.	135,371	4,626,981

		19,266,428

Commercial Services & Supplies (1.5%)
Clean Harbors, Inc.*	60,814	3,207,939

Communications Equipment (3.0%)
Finisar Corp.*	153,640	2,618,026
Tellabs, Inc.	918,653	3,803,223

		6,421,249

Containers & Packaging (1.9%)
Silgan Holdings, Inc.	103,482	4,013,032

Electric Utilities (1.4%)
ITC Holdings Corp.	43,060	3,025,396

Electronic Equipment & Instruments (4.0%)
Littelfuse, Inc.	84,474	4,315,777
Rofin-Sinar Technologies, Inc.*	136,230	4,274,897

		8,590,674

Energy Equipment & Services (4.8%)
Complete Production Services, Inc.*	84,200	3,273,696
TETRA Technologies, Inc.*	324,700	4,178,889
Tidewater, Inc.	53,060	2,883,280

		10,335,865

Food Products (2.3%)
Smithfield Foods, Inc.*	77,760	1,712,275
TreeHouse Foods, Inc.*	62,200	3,212,008

		4,924,283

Health Care Equipment & Supplies (3.0%)
Hill-Rom Holdings, Inc.	82,807	3,087,873
Teleflex, Inc.	55,820	3,362,039

		6,449,912

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Small Cap Fund

	Shares or Principal Amount	Value
Health Care Providers & Services (3.1%)
IPC The Hospitalist Co., Inc.*	82,140	$3,715,192
LHC Group, Inc.*	126,355	2,878,367

		6,593,559

Hotels, Restaurants & Leisure (4.8%)
P.F. Chang’s China Bistro, Inc.	91,820	3,023,633
Panera Bread Co., Class A*	17,000	1,960,270
Penn National Gaming, Inc.*	46,300	1,941,359
WMS Industries, Inc.*	124,960	3,445,147

		10,370,409

Household Durables (1.2%)
Ethan Allen Interiors, Inc.	139,800	2,572,320

Information Technology Services (1.5%)
Syntel, Inc.	59,000	3,243,230

Insurance (3.2%)
Amerisafe, Inc.*	175,560	3,776,296
Aspen Insurance Holdings Ltd.	118,200	3,061,380

		6,837,676

Machinery (11.0%)
Dynamic Materials Corp.	229,427	4,863,852
FreightCar America, Inc.*	209,938	5,181,270
Harsco Corp.	130,038	3,564,342
RBC Bearings, Inc.*	90,342	3,430,286
Terex Corp.*	87,865	1,951,482
Wabtec Corp.	74,670	4,817,708

		23,808,940

Metals & Mining (5.5%)
AK Steel Holding Corp.	223,200	2,711,880
Compass Minerals International, Inc.	41,400	3,259,836
Kaiser Aluminum Corp.	61,100	3,410,602
Worthington Industries, Inc.	118,100	2,476,557

		11,858,875

Oil, Gas & Consumable Fuels (4.3%)
Approach Resources, Inc.*	113,300	2,941,268
Berry Petroleum Co., Class A	110,370	6,329,719

		9,270,987

Pharmaceuticals (1.0%)
Viropharma, Inc.*	124,790	2,256,203

Real Estate Investment Trusts (REIT) (3.4%)
DuPont Fabros Technology, Inc.	69,600	1,774,104
Healthcare Realty Trust, Inc.	125,008	2,450,157
Sabra Healthcare REIT, Inc.	219,104	3,157,288

		7,381,549

Real Estate Management & Development (1.2%)
Jones Lang LaSalle, Inc.	30,710	2,614,035

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2011 (Unaudited)

Aberdeen Small Cap Fund

	Shares or Principal Amount	Value
Semiconductors & Semiconductor Equipment (2.8%)
Silicon Laboratories, Inc.*	110,300	$3,905,723
Teradyne, Inc.*	161,000	2,171,890

		6,077,613

Software (6.0%)
Advent Software, Inc.*	163,294	3,793,320
Concur Technologies, Inc.*	86,608	3,935,467
MICROS Systems, Inc.*	61,967	3,034,524
Solera Holdings, Inc.	40,590	2,268,169

		13,031,480

Specialty Retail (4.6%)
Ascena Retail Group, Inc.*	83,000	2,682,560
Monro Muffler Brake, Inc.	110,000	3,933,600
Zumiez, Inc.*	120,989	3,214,678

		9,830,838

Textiles, Apparel & Luxury Goods (3.3%)
G-III Apparel Group Ltd.*	104,700	3,232,089
Warnaco Group, Inc. (The)*	72,800	3,880,240

		7,112,329

Thrifts & Mortgage Finance (0.8%)
Washington Federal, Inc.	108,280	1,831,015

Trading Companies & Distributors (2.1%)
Beacon Roofing Supply, Inc.*	206,730	4,419,887

Wireless Telecommunication Services (1.8%)
Shenandoah Telecommunications Co.	238,830	3,787,844

Total Common Stocks		214,450,471

Total Investments (Cost $191,529,812) (a)—99.5%		214,450,471

Other assets in excess of liabilities—0.5%		1,092,715

Net Assets—100.0%		$215,543,186

*	Non income-producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2011 (Unaudited)

Aberdeen U.S. Equity Fund

	Shares or Principal Amount	Value
COMMON STOCKS (99.4%)
Aerospace & Defense (3.8%)
Bombardier, Inc., Class B	112,500	$680,569
United Technologies Corp.	9,100	753,844

		1,434,413

Auto Components (1.0%)
BorgWarner, Inc.*	5,000	398,100

Beverages (3.1%)
PepsiCo, Inc.	18,300	1,171,932

Biotechnology (2.3%)
Gilead Sciences, Inc.*	20,800	881,088

Capital Markets (3.9%)
Charles Schwab Corp. (The)	32,300	482,239
State Street Corp.	23,700	982,839

		1,465,078

Chemicals (3.3%)
Monsanto Co.	6,600	484,968
Praxair, Inc.	7,400	766,936

		1,251,904

Commercial Banks (3.9%)
Royal Bank of Canada	10,400	559,485
Wells Fargo & Co.	32,300	902,462

		1,461,947

Communications Equipment (4.6%)
Cisco Systems, Inc.	46,400	741,008
QUALCOMM, Inc.	18,150	994,257

		1,735,265

Computers & Peripherals (1.5%)
EMC Corp.*	22,000	573,760

Diversified Financial Services (4.4%)
IntercontinentalExchange, Inc.*	5,600	690,480
JPMorgan Chase & Co.	24,550	993,048

		1,683,528

Diversified Telecommunication Services (1.0%)
TELUS Corp.	7,200	396,303

Electrical Equipment (2.3%)
Emerson Electric Co.	17,700	868,893

Energy Equipment & Services (2.9%)
Schlumberger Ltd.	6,500	587,405
Tidewater, Inc.	9,600	521,664

		1,109,069

Food & Staples Retailing (2.7%)
CVS Caremark Corp.	27,750	1,008,713

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen U.S. Equity Fund

Food Products (4.1%)
Kellogg Co.	13,500	$753,030
Kraft Foods, Inc., Class A	23,000	790,740

		1,543,770

Health Care Equipment & Supplies (4.0%)
Baxter International, Inc.	15,700	913,269
St. Jude Medical, Inc.	12,700	590,550

		1,503,819

Health Care Providers & Services (3.3%)
Aetna, Inc.	14,400	597,456
Quest Diagnostics, Inc.	11,800	637,318

		1,234,774

Hotels, Restaurants & Leisure (1.1%)
Starwood Hotels & Resorts Worldwide, Inc.	7,400	406,704

Household Products (1.3%)
Procter & Gamble Co. (The)	7,900	485,771

Industrial Conglomerates (1.7%)
3M Co.	7,600	662,264

Information Technology Services (6.7%)
Alliance Data Systems Corp.*	6,800	668,712
Cognizant Technology Solutions Corp., Class A*	13,600	950,232
Visa, Inc., Class A	10,600	906,724

		2,525,668

Insurance (3.5%)
Aflac, Inc.	10,500	483,630
MetLife, Inc.	20,480	843,981

		1,327,611

Internet Software & Services (1.6%)
Yahoo!, Inc.*	47,600	623,560

Machinery (2.3%)
Deere & Co.	6,800	533,868
PACCAR, Inc.	8,000	342,480

		876,348

Media (1.6%)
Comcast Corp., Class A	25,200	605,304

Oil, Gas & Consumable Fuels (8.9%)
Apache Corp.	8,250	1,020,690
EOG Resources, Inc.	8,640	881,280
Exxon Mobil Corp.	9,300	742,047
Hess Corp.	10,700	733,592

		3,377,609

Pharmaceuticals (2.1%)
Johnson & Johnson	12,100	783,959

Road & Rail (2.5%)
Canadian National Railway Co.	12,700	950,722

Semiconductors & Semiconductor Equipment (1.6%)
Marvell Technology Group Ltd.*	42,300	626,886

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2011 (Unaudited)

Aberdeen U.S. Equity Fund

Software (5.3%)
Oracle Corp.	37,550	$1,148,279
Solera Holdings, Inc.	15,100	843,788

		1,992,067

Specialty Retail (4.9%)
Staples, Inc.	48,000	770,880
TJX Cos., Inc.	10,450	577,885
Urban Outfitters, Inc.*	15,837	515,336

		1,864,101

Tobacco (2.2%)
Philip Morris International, Inc.	11,900	846,923

Total Common Stocks		37,677,853

Total Investments (Cost $32,160,921) (a)—99.4%		37,677,853

Other assets in excess of liabilities—0.6%		238,963

Net Assets—100.0%		$37,916,816

*	Non income-producing security.
(a)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2011 (Unaudited)

Aberdeen Core Fixed Income Fund

	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (4.0%)
AUSTRALIA (0.1%)
SMART Trust, Series 2011-2USA, Class A4A (USD), 2.31%, 04/14/17 (a)	$110,000	$109,983

UNITED STATES (3.9%)
Avis Budget Rental Car Funding AESOP LLC, Series 2010-4A, Class A (USD), 2.09%, 04/20/15 (a)	100,000	100,985
Capital One Multi-Asset Execution Trust, Series 2004-B3, Class B3 (USD), 0.92%, 01/18/22 (b)	205,000	199,806
CNH Wholesale Master Note Trust, Series 2011-1, Class B (USD), 1.91%, 12/15/15 (a)(b)	100,000	99,996
CPS Auto Trust, Series 2011-A, Class A (USD), 2.82%, 04/16/18 (a)	198,773	198,977
MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1 (USD), 4.45%, 08/15/16	270,000	290,813
Mid-state Trust, Series 2010-1, Class M (USD), 5.25%, 12/15/45 (a)	502,691	512,547
Tax Liens Securitization Trust, Series 2010-1A, Class 1A2 (USD), 2.00%, 04/15/18 (a)	373,971	371,391
World Financial Network Credit Card Master Trust
Series 2006-A, Class M (USD), 0.40%, 02/15/17 (a)(b)	250,000	242,821
Series 2010-A, Class A (USD), 3.96%, 04/15/19	360,000	385,552
Series 2010-A, Class M (USD), 5.20%, 04/15/19	360,000	387,955

		2,790,843

Total Asset-Backed Securities		2,900,826
COMMERCIAL MORTGAGE-BACKED SECURITIES (8.8%)
UNITED STATES (8.8%)
Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class AM (USD), 5.58%, 09/11/41 (b)	250,000	258,345
Series 2007-PW17, Class AM (USD), 5.92%, 06/11/50 (b)	225,000	219,475
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class AM (USD), 5.46%, 10/15/49	225,000	227,152
Series 2007-C6, Class AM (USD), 5.70%, 12/10/49 (b)	150,000	149,658
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B (USD), 6.01%, 12/10/49 (b)	350,000	385,187
Commercial Mortgage Pass Through Certificates
Series 2011-THL, Class B (USD), 4.55%, 06/09/28 (a)	100,000	99,881
Series 2006-C7, Class AM (USD), 5.78%, 06/10/46 (b)	75,000	76,091
Series 2007-C9, Class A4 (USD), 5.81%, 12/10/49 (b)	150,000	166,121
Series 2007-C9, Class AM (USD), 5.65%, 12/10/49 (b)	380,000	376,438
Extended Stay America Trust, Series 2010-ESHA, Class B (USD), 4.22%, 11/05/27 (a)	110,000	109,793
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4 (USD), 5.54%, 12/10/49	650,000	694,819
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (USD), 5.88%, 04/15/45 (b)	325,000	332,599
Series 2007-CB19, Class ASB (USD), 5.72%, 02/12/49 (b)	420,000	450,636
Series 2007-LD11, Class A4 (USD), 5.82%, 06/15/49 (b)	630,000	682,410
Series 2007-LD11, Class ASB (USD), 5.82%, 06/15/49 (b)	150,000	159,890
Series 2007-CB20, Class A4 (USD), 5.79%, 02/12/51 (b)	300,000	325,829
Series 2007-CB20, Class AM (USD), 5.89%, 02/12/51 (b)	270,000	269,386
Series 2007-LD12, Class A4 (USD), 5.88%, 02/15/51 (b)	300,000	323,982
Series 2007-LD12, Class ASB (USD), 5.83%, 02/15/51 (b)	300,000	324,240
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A4 (USD), 4.86%, 08/12/39 (b)	210,000	224,294
Morgan Stanley Capital I, Series 2003-IQ5, Class C (USD), 5.33%, 04/15/38 (b)	300,000	309,162
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class APB (USD), 5.74%, 06/15/49 (b)	215,000	229,608

		6,394,996

Total Commercial Mortgage-Backed Securities		6,394,996

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Core Fixed Income Fund

RESIDENTIAL MORTGAGE-BACKED SECURITIES (7.7%)
UNITED KINGDOM (0.7%)
Permanent Master Issuer PLC
Series 2006-1, Class 5A (USD), 0.36%, 07/15/33 (b)	$210,000	$207,181
Series 2011-1A, Class 1A1 (USD), 1.65%, 07/15/42 (a)(b)	250,000	249,799

		456,980

UNITED STATES (7.0%)
Banc of America Funding Corp., Series 2009-R6, Class 3A1 (USD), 5.40%, 01/26/37 (a)(b)	229,548	226,767
BCAP LLC Trust, Series 2009-RR6, Class 3A1 (USD), 4.67%, 12/26/37 (a)(b)	722,813	719,236
Citigroup Mortgage Loan Trust, Inc.
Series 2009-5, Class 7A1 (USD), 0.54%, 07/25/36 (a)(b)	374,020	352,056
Series 2009-6, Class 6A1 (USD), 0.44%, 07/25/36 (a)(b)	767,374	697,728
Series 2009-6, Class 11A1 (USD), 0.54%, 05/25/37 (a)(b)	265,826	228,662
Credit Suisse Mortgage Capital Certificates
Series 2009-3R, Class 25A1 (USD), 2.80%, 07/27/36 (a)(b)	589,538	572,576
Series 2009-2R, Class 2A5 (USD), 5.26%, 06/26/37 (a)(b)	477,297	466,801
Series 2009-3R, Class 28A1 (USD), 4.94%, 08/27/37 (a)(b)	162,938	161,165
JP Morgan Re-Remic
Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/37 (a)(b)	106,676	108,320
Series 2009-7, Class 13A1 (USD), 5.51%, 06/27/37 (a)(b)	358,410	361,688
Series 2009-7, Class 14A1 (USD), 5.47%, 07/27/37 (a)(b)	827,251	801,580
Series 2009-7, Class 1A1 (USD), 5.46%, 08/27/37 (a)(b)	390,793	379,224

		5,075,803

Total Residential Mortgage-Backed Securities		5,532,783

CORPORATE BONDS (24.1%)
UNITED STATES (24.1%)
Advertising (0.3%)
Interpublic Group of Cos., Inc. (USD), 10.00%, 07/15/17	170,000	201,025

Beverages (0.3%)
Anheuser-Busch InBev Worldwide, Inc. (USD), 1.50%, 07/14/14	245,000	247,193

Chemicals (1.0%)
CF Industries, Inc.
(USD), 6.88%, 05/01/18	370,000	422,263
(USD), 7.13%, 05/01/20	120,000	140,700
Dow Chemical Co. (USD), 5.70%, 05/15/18	150,000	169,735

		732,698

Commercial Banks (3.3%)
AgriBank FCB, Series AI (USD), 9.13%, 07/15/19	250,000	320,352
Bank of America Corp., Series 1 (USD), 3.75%, 07/12/16	85,000	85,349
Discover Bank (USD), BKNT, 8.70%, 11/18/19	410,000	507,390
Goldman Sachs Group, Inc.
(USD), 3.70%, 08/01/15	360,000	370,679
(USD), 6.25%, 02/01/41	85,000	85,491
JPMorgan Chase & Co.
(USD), 3.45%, 03/01/16	190,000	194,432
(USD), 3.15%, 07/05/16	305,000	308,216
Morgan Stanley
(USD), 3.80%, 04/29/16	100,000	100,695
(USD), MTN, 5.63%, 09/23/19	215,000	224,274
Santander Holdings USA, Inc. (USD), 4.63%, 04/19/16	215,000	222,124

		2,419,002

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Core Fixed Income Fund

Diversified Financial Services (2.8%)
Blackstone Holdings Finance Co. LLC (USD), 6.63%, 08/15/19 (a)	$240,000	$260,531
ERAC USA Finance LLC (USD), 4.50%, 08/16/21 (a)	170,000	173,681
FUEL Trust (USD), 4.21%, 04/15/16 (a)	250,000	254,136
General Electric Capital Corp. (USD), MTN, 4.38%, 09/16/20	380,000	386,046
HSBC Finance Corp. (USD), 6.68%, 01/15/21 (a)	285,000	301,829
International Lease Finance Corp. (USD), 6.50%, 09/01/14 (a)	285,000	302,100
Utility Contract Funding LLC (USD), 7.94%, 10/01/16 (a)	301,579	331,278

		2,009,601

Diversified Telecommunication Services (3.1%)
Crown Castle Towers LLC
(USD), 4.17%, 08/15/37 (a)	300,000	310,967
(USD), 6.11%, 01/15/40 (a)	150,000	167,508
Qwest Corp.
(USD), 8.38%, 05/01/16	550,000	651,750
(USD), 7.50%, 06/15/23	230,000	229,425
(USD), 7.25%, 09/15/25	40,000	41,900
SBA Tower Trust (USD), 5.10%, 04/15/17 (a)	835,000	866,312

		2,267,862

Electric Utilities (1.6%)
Dominion Resources, Inc. (USD), 4.45%, 03/15/21	260,000	273,647
DTE Energy Co. (USD), 7.63%, 05/15/14	230,000	267,911
Ipalco Enterprises, Inc. (USD), 5.00%, 05/01/18 (a)	180,000	178,646
Nisource Finance Corp. (USD), 6.25%, 12/15/40	200,000	212,106
Union Electric Co. (USD), 6.70%, 02/01/19	180,000	216,328

		1,148,638

Electronics (0.8%)
Agilent Technologies, Inc. (USD), 6.50%, 11/01/17	260,000	306,780
Amphenol Corp. (USD), 4.75%, 11/15/14	225,000	246,517

		553,297

Energy Equipment & Services (1.6%)
Energy Transfer Partners LP
(USD), 6.13%, 02/15/17	150,000	168,943
(USD), 4.65%, 06/01/21	65,000	64,978
Enterprise Products Operating LLC (USD), 3.20%, 02/01/16	235,000	242,782
Kinder Morgan Energy Partners LP (USD), 5.13%, 11/15/14	215,000	237,397
ONEOK Partners LP (USD), 6.13%, 02/01/41	200,000	215,163
Williams Partners LP (USD), 7.25%, 02/01/17	180,000	217,290

		1,146,553

Food & Staples (0.5%)
CVS Caremark Corp. (USD), 5.75%, 05/15/41	215,000	223,875
Home Depot, Inc. (USD), 4.40%, 04/01/21	100,000	104,784

		328,659

Healthcare Providers & Services (0.2%)
Humana, Inc. (USD), 6.30%, 08/01/18	145,000	163,636

Information Technology Services (0.2%)
International Business Machines Corp. (USD), 1.95%, 07/22/16	130,000	130,319

Insurance (1.8%)
American International Group, Inc. (USD), MTN, 5.60%, 10/18/16	430,000	460,819
Prudential Financial, Inc. (USD), MTN, 5.63%, 05/12/41	170,000	168,962

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Core Fixed Income Fund

Transatlantic Holdings, Inc. (USD), 5.75%, 12/14/15	$600,000	$651,939

		1,281,720

Iron/Steel (0.2%)
Cliffs Natural Resources, Inc. (USD), 6.25%, 10/01/40	160,000	168,033

Lodging (0.5%)
Wyndham Worldwide Corp. (USD), 5.63%, 03/01/21	345,000	353,242

Media (0.5%)
NBC Universal Media LLC (USD), 5.95%, 04/01/41 (a)	195,000	204,889
News America, Inc. (USD), 6.15%, 02/15/41 (a)	160,000	159,628

		364,517

Metals & Mining (0.3%)
Alcoa, Inc. (USD), 6.15%, 08/15/20	190,000	207,411

Office/Business Equipment (1.2%)
Xerox Corp. (USD), MTN, 7.20%, 04/01/16	760,000	900,095

Oil, Gas & Consumable Fuels (1.4%)
Anadarko Petroleum Corp. (USD), 6.38%, 09/15/17	220,000	259,345
Apache Corp. (USD), 5.25%, 02/01/42	200,000	205,968
Devon Energy Corp. (USD), 5.60%, 07/15/41	195,000	203,215
Rowan Cos., Inc. (USD), 7.88%, 08/01/19	155,000	189,182
Sunoco Logistics Partners Operations LP (USD), 6.10%, 02/15/42	145,000	148,931

		1,006,641

Paper & Forest Products (1.0%)
International Paper Co. (USD), 7.95%, 06/15/18	615,000	756,116

Pharmaceuticals (0.3%)
Medco Health Solutions, Inc. (USD), 7.13%, 03/15/18	185,000	221,240

Real Estate (1.0%)
UDR, Inc. (USD), MTN, 4.25%, 06/01/18	235,000	238,676
WEA Finance LLC (USD), 6.75%, 09/02/19 (a)	385,000	445,864

		684,540

Specialty Retail (0.2%)
Best Buy Co., Inc. (USD), 3.75%, 03/15/16	155,000	158,373

		17,450,411

Total Corporate Bonds		17,450,411

FOREIGN NON-GOVERNMENT BONDS (6.9%)
AUSTRALIA (0.4%)
Commercial Banks (0.4%)
National Australia Bank Ltd. (USD), 3.00%, 07/27/16 (a)	295,000	296,113

BRITISH VIRGIN ISLANDS (0.3%)
Oil, Gas & Consumable Fuels (0.3%)
CNOOC Finance 2011 Ltd. (USD), 4.25%, 01/26/21 (a)	200,000	203,074

CANADA (0.5%)
Commercial Banks (0.4%)
Bank of Montreal (USD), MTN, 1.75%, 04/29/14	260,000	264,758

Diversified Minerals (0.1%)
Teck Resources Ltd. (USD), 6.25%, 07/15/41	60,000	64,374

		329,132

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Core Fixed Income Fund

CAYMAN ISLANDS (1.0%)
Computers & Peripherals (0.8%)
Seagate Technology International (USD), 10.00%, 05/01/14 (a)	$483,000	$555,450

Oil, Gas & Consumable Fuels (0.2%)
Petrobras International Finance Co. (USD), 6.75%, 01/27/41	150,000	168,241

		723,691

DENMARK (0.4%)
Commercial Banks (0.4%)
Danske Bank A/S (USD), 3.88%, 04/14/16 (a)	265,000	263,156

ITALY (0.5%)
Diversified Telecommunication Services (0.5%)
Telecom Italia Capital SA (USD), 5.25%, 10/01/15	345,000	345,127

JERSEY (0.3%)
Diversified Financial Services (0.3%)
QBE Capital Funding III Ltd. (USD), 7.25%, 05/24/41 (a)(b)	200,000	203,829

NETHERLANDS (1.0%)
Commercial Banks (0.7%)
ABN Amro Bank (USD), 3.00%, 01/31/14 (a)	320,000	328,576
ING Bank NV (USD), 5.00%, 06/09/21 (a)	200,000	204,945

		533,521

Electric Utilities (0.3%)
EDP Finance BV
(USD), 6.00%, 02/02/18 (a)	100,000	89,215
(USD), 4.90%, 10/01/19 (a)	155,000	128,761

		217,976

		751,497

REPUBLIC OF IRELAND (0.2%)
Insurance (0.2%)
Willis Group Holdings PLC (USD), 5.75%, 03/15/21	170,000	177,217

REPUBLIC OF SOUTH KOREA (0.5%)
Gas Utilities (0.5%)
Korea Gas Corp. (USD), 4.25%, 11/02/20 (a)	400,000	393,877

UNITED KINGDOM (1.8%)
Commercial Banks (0.9%)
Abbey National Treasury Services PLC (USD), 2.88%, 04/25/14	385,000	384,640
Lloyds, TSB Bank PLC (USD), 6.38%, 01/21/21	245,000	258,375

		643,015

Oil, Gas & Consumable Fuels (0.9%)
BP Capital Markets PLC
(USD), 3.20%, 03/11/16	255,000	267,386
(USD), 4.50%, 10/01/20	195,000	208,537
Ensco PLC (USD), 3.25%, 03/15/16	145,000	151,076

		626,999

		1,270,014

Total Foreign Non-Government Bonds		4,956,727

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Core Fixed Income Fund

MUNICIPAL BONDS (4.9%)
UNITED STATES (4.9%)
ARIZONA (0.1%)
Glendale Municipal Property Corp., Revenue Bonds, Series B (USD), 6.08%, 07/01/25	$95,000	$100,970

CALIFORNIA (0.9%)
Bay Area Toll Authority Revenue Bonds (Build America Bonds) Series S1 (USD), 7.04%, 04/01/50	315,000	379,496
San Diego County California Regional Transportation Commission Revenue Bonds (Build America Bonds) (USD), 5.91%, 04/01/48	255,000	287,829

		667,325

GEORGIA (0.8%)
Municipal Electric Authority of Georgia Revenue Bonds (Build America Bonds) (USD), 6.64%, 04/01/57	570,000	564,636

ILLINOIS (1.7%)
Chicago Transit Authority Sales Tax Receipts Revenue Bonds (Build America Bonds), Series B (USD), 6.20%, 12/01/40	605,000	632,043
State of Illinois General Obligation Unlimited Bonds (USD), 5.37%, 03/01/17	530,000	560,682

		1,192,725

NEW YORK (0.7%)
New York City Municipal Water Finance Authority Revenue Bonds (Build America Bonds) (USD), 5.44%, 06/15/43	470,000	497,613

OHIO (0.7%)
American Municipal Power, Inc. (Build America Bonds) (USD), 5.94%, 02/15/47	505,000	504,369

		3,527,638

Total Municipal Bonds		3,527,638

U.S. AGENCIES MORTGAGE BACKED (35.3%)
UNITED STATES (35.3%)
Federal Home Loan Mortgage Corp.
Pool # G12121 (USD), 5.50%, 04/01/21	479,390	519,121
Series 3835, Class VC (USD), 4.00%, 06/15/22	191,511	201,398
Series 3793, Class LV (USD), 4.00%, 11/15/23	174,555	182,717
Series 3476, Class VB (USD), 5.50%, 02/15/27	180,000	197,939
Series 2154, Class PL (USD), 6.50%, 05/15/29	171,346	196,422
Series 3755, Class ML (USD), 5.50%, 06/15/29	408,126	450,798
Series 3738, Class BD (USD), 4.00%, 10/15/30	435,000	421,277
Series 2928, Class NE (USD), 5.00%, 04/15/33	370,000	403,872
Series 2955, Class OG (USD), 5.00%, 07/15/33	1,365,000	1,483,737
Pool # A12809 (USD), 4.50%, 08/01/33	548,830	577,674
Series 2937, Class JG (USD), 5.00%, 08/15/33	515,000	561,096
Series 2968, Class MD (USD), 5.50%, 12/15/33	1,295,000	1,433,164
Series 3028, Class ME (USD), 5.00%, 02/15/34	500,000	551,326
Series 3659, Class VG (USD), 5.00%, 09/15/34	300,000	329,177
Pool # G02168 (USD), 6.00%, 04/01/36	632,791	699,503
Pool # A60299 (USD), 6.50%, 05/01/37	1,207,831	1,358,041
Pool # 1Q0571 (USD), 5.05%, 06/01/38 (b)	535,835	573,759
Pool # A81046 (USD), 6.00%, 08/01/38	169,705	187,543
Series 3864, Class AB (USD), 4.00%, 06/15/39	332,894	356,379
Pool # G06409 (USD), 6.00%, 11/01/39	337,755	373,362
Series 3715, Class PC (USD), 4.50%, 08/15/40	450,000	456,416
Pool # A94362 (USD), 4.00%, 10/01/40	579,793	590,469
Pool # A96374 (USD), 4.00%, 01/01/41	501,444	510,521
Federal National Mortgage Association

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Core Fixed Income Fund

Series 2011-34, Class VA (USD), 4.00%, 06/25/22	$170,799	$182,617
Series 2011-32, Class VG (USD), 4.00%, 02/25/24	391,993	418,141
Pool # 993565 (USD), 4.00%, 04/01/24	394,410	414,448
Pool # AL0302 (USD), 5.00%, 04/01/24	343,612	369,153
TBA (USD), 3.00%, 09/01/26	730,000	732,737
TBA (USD), 3.00%, 10/01/26	270,000	269,916
Pool # MA0096 (USD), 4.50%, 06/01/29	385,725	407,655
Pool # 735733 (USD), 4.50%, 10/01/33	457,657	481,959
Series 2005-12, Class BG (USD), 5.00%, 10/25/33	956,000	1,055,853
Series 2005-15, Class EC (USD), 5.00%, 10/25/33	815,000	900,536
Pool # 903749 (USD), 6.00%, 10/01/36	627,669	695,090
Series 2009-86, Class PC (USD), 5.00%, 03/25/37	1,475,000	1,597,414
Pool # AL0525 (USD), 5.50%, 04/01/37	347,236	379,123
Pool # 995050 (USD), 6.00%, 09/01/37	346,482	382,996
Pool # AD0198 (USD), 5.50%, 09/01/38	339,920	371,028
Series 2011-35, Class PA (USD), 4.00%, 02/25/39	404,331	423,643
Series 2011-49, Class KB (USD), 4.50%, 07/25/39	425,000	459,360
Series 2011-27, Class JQ (USD), 4.00%, 09/25/39	419,438	439,308
Series 2011-37, Class LP (USD), 4.50%, 11/25/39	405,612	434,445
Series 2011-2, Class PL (USD), 4.00%, 02/25/41	220,000	213,741
Pool # AI1085 (USD), 3.16%, 06/01/41 (b)	219,344	227,606
Pool # AI1086 (USD), 3.17%, 06/01/41 (b)	289,467	300,479
Series 2011-60, Class AT (USD), 5.00%, 07/25/41	425,000	465,213
Series 2009-85, Class LC (USD), 4.50%, 10/25/49	355,000	364,541
Government National Mortgage Association
Series 2011-45, Class VE (USD), 4.50%, 04/20/22	322,248	350,714
Series 2009-13, Class ND (USD), 4.50%, 02/16/33	201,551	213,127
Pool # 783356 (USD), 6.00%, 06/20/41	300,000	335,716

		25,502,270

Total U.S. Agencies Mortgage Backed		25,502,270

U.S. TREASURY OBLIGATIONS (6.8%)
UNITED STATES (6.8%)
U.S. Treasury Bonds (USD), 4.75%, 02/15/41	1,974,000	2,186,513
U.S. Treasury Notes
(USD), 0.75%, 05/31/12	50,000	50,201
(USD), 0.38%, 07/31/13	1,123,000	1,123,263
(USD), 0.63%, 07/15/14	110,000	110,241
(USD), 1.50%, 06/30/16	1,309,000	1,319,027
(USD), 2.38%, 05/31/18	118,000	120,434
(USD), 3.13%, 05/15/21	30,000	30,820

		4,940,499

Total U.S. Treasury Obligations		4,940,499

YANKEE DOLLARS (0.3%)
SWEDEN (0.3%)
Commercial Banks (0.3%)
Svenska Handelsbanken AB, Series REGS (USD), 3.13%, 07/12/16	250,000	253,630

Total Yankee Dollars		253,630

U.S. GOVERNMENT AGENCIES (0.1%)
UNITED STATES (0.1%)
Small Business Administration (USD), 6.34%, 08/01/11	50,159	50,251

Total U.S. Government Agencies		50,251

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2011 (Unaudited)

Aberdeen Core Fixed Income Fund

REPURCHASE AGREEMENT (3.4%)
UNITED STATES (3.4%)
State Street Bank, 0.01%, dated 07/29/11, due 08/01/11, repurchase price $2,449,002, collateralized by a U.S. Treasury Note, maturing 6/15/14; total market value of $2,500,531	$2,449,000	$2,449,000

Total Repurchase Agreement		2,449,000

Total Investments (Cost $72,245,018) (c)—102.3%		73,959,031

Liabilities in excess of other assets—(2.3)%		(1,657,866)

Net Assets—100.0%		$72,301,165

(a)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2011.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
CNH	Chinese Yuan Renminbi Offshore
GMTN	Global Medium Term Note
MTN	Medium Term Note
REIT	Real Estate Investment Trust

Securities purchased on a forward commitment basis with an appropriate principal amount and no definitive maturity date.

TBA	The actual principal and maturity date will be determined upon settlement date.
USD	U.S. Dollar

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2011 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

	Shares or Principal Amount	Value
EURODOLLAR BONDS (1.5%)
HONG KONG (1.5%)
Chemicals (1.5%)
Sinochem Offshore Capital Co. Ltd. (CNH), 1.80%, 01/18/14	$2,000,000	$306,678

Total Eurodollar Bonds		306,678

FOREIGN NON-GOVERNMENT BONDS (8.3%)
BRAZIL (2.3%)
Commercial Banks (2.3%)
Banco Votorantim SA, Series REGS (BRL), EMTN, 6.25%, 05/16/16	700,000	475,062

GERMANY (2.6%)
Oil, Gas & Consumable Fuels (2.6%)
Gazprom OAO Via RBS AG, Series REGS (USD), 9.63%, 03/01/13	470,000	522,875

MEXICO (3.4%)
Oil, Gas & Consumable Fuels (3.4%)
Petroleos Mexicanos (MXN), 9.10%, 01/27/20	7,800,000	696,360

Total Foreign Non-Government Bonds		1,694,297

SOVEREIGN BONDS (8.5%)
MALAYSIA (4.6%)
Malaysia Government Bond
Series 0211 (MYR), 3.43%, 08/15/14	1,300,000	440,105
Series 0111 (MYR), 4.16%, 07/15/21	1,400,000	482,564

		922,669

THAILAND (3.9%)
Thailand Government Bond
(THB), 4.25%, 03/13/13	4,800,000	162,232
(THB), 2.80%, 10/10/17	9,300,000	292,068
(THB), 3.65%, 12/17/21	10,600,000	342,932

		797,232

Total Sovereign Bonds		1,719,901

OTHER DOMESTIC GOVERNMENT BONDS (64.3%)
ARGENTINA (2.3%)
Republic of Argentina Bonos
Series VII (USD), 7.00%, 09/12/13	300,000	318,000
(ARS), 2.00%, 02/04/18 (a)	266,273	138,231

		456,231

BRAZIL (4.0%)
Brazilian Government International Bond (BRL), 10.25%, 01/10/28	1,140,000	815,940

EGYPT (0.9%)
Egypt Government International Bond, Series REGS (EGP), 8.75%, 07/18/12	1,200,000	192,145

HUNGARY (6.1%)
Hungary Government Bond
Series 13, Class E (HUF), 7.50%, 10/24/13	110,000,000	600,653

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

Series 15, Class A (HUF), 8.00%, 02/12/15	$58,000,000	$319,811
Series 22, Class A (HUF), 7.00%, 06/24/22	60,000,000	307,774

		1,228,238

INDONESIA (6.7%)
Indonesia Treasury Bond
Series FR54 (IDR), 9.50%, 07/15/31	8,370,000,000	1,105,538
Series FR50 (IDR), 10.50%, 07/15/38	1,800,000,000	252,093

		1,357,631

MEXICO (3.4%)
Mexican Bonos, Series M10 (MXN), 7.25%, 12/15/16	7,550,000	680,536

PERU (4.2%)
Peru Government Bond (PEN), 7.84%, 08/12/20	2,100,000	853,618

POLAND (9.8%)
Poland Government Bond
Series 0413 (PLN), 5.25%, 04/25/13	2,300,000	835,433
Series 1015 (PLN), 6.25%, 10/24/15	800,000	299,429
Series 1017 (PLN), 5.25%, 10/25/17	2,400,000	853,060

		1,987,922

QATAR (2.4%)
Qatar Government International Bond, Series REGS (USD), 5.15%, 04/09/14	450,000	490,500

RUSSIA (1.9%)
Russian Foreign Bond—Eurobond, 144A (RUB), 7.85%, 03/10/18 (b)	10,000,000	381,356

SOUTH AFRICA (12.2%)
Eskom Holdings Ltd., Series E170 (ZAR), 13.50%, 08/01/20	3,200,000	623,022
South Africa Government Bond
Series R203 (ZAR), 8.25%, 09/15/17	4,900,000	744,055
Series R186 (ZAR), 10.50%, 12/21/26	3,400,000	595,547
Series R213 (ZAR), 7.00%, 02/28/31	4,200,000	521,484

		2,484,108

TURKEY (8.7%)
Turkey Government Bond
Series CPI (TRY), 10.00%, 02/15/12	1,586,429	971,006
(TRY), 0.00%, 04/25/12	1,000,000	555,833
(TRY), 10.00%, 06/17/15	400,000	242,697

		1,769,536

URUGUAY (1.7%)
Uruguay Government International Bond (UYU), 4.25%, 04/05/27	5,898,244	338,251

Total Other Domestic Government Bonds		13,036,012

SHORT-TERM INVESTMENTS (1.1%)
Egypt Treasury Bills, 0.00%, due 9/13/11 (c)	1,300,000	215,316

Total Short-Term Investments		215,316

REPURCHASE AGREEMENT (8.4%)
UNITED STATES (8.4%)
State Street Bank, 0.01%, dated 07/29/11, due 08/01/11, repurchase price $1,713,001, collateralized by U.S. Treasury Bill, maturing 8/4/11; total market value of $1,749,944	1,713,000	1,713,000

Total Repurchase Agreement		1,713,000

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

Total Investments (Cost $18,705,719) (d)—92.1%	18,685,204

Other assets in excess of liabilities—7.9%	1,602,427

Net Assets—100.0%	$20,287,631

(a)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2011.
(b)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.
(c)	Issued with a zero coupon.
(d)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

ARS	Argentine Peso
BRL	Brazilian Real
COP	Colombian Peso
CNH	Chinese Yuan Renminbi Offshore
EGP	Egyptian Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
KRW	South Korean Won
MTN	Medium Term Note
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nouveau Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	New Russian Ruble
THB	Thai Baht
TRY	Turkish Lira
USD	U.S. Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

At July 31, 2011, the Fund’s open forward foreign currency exchange contracts* were as follows:

Purchase Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Market Value	Unrealized Appreciation/ (Depreciation)
Brazilian Real/United States Dollar
08/25/11	Royal Bank of Scotland	BRL	207,000	USD	131,533	$132,882	$1,349
08/25/11	UBS	BRL	1,559,000	USD	952,992	1,000,784	47,792
Colombian Peso/United States Dollar
08/25/11	UBS	COP	404,061,000	USD	221,185	227,073	5,888
Hungarian Forint/United States Dollar
10/21/11	Citibank	HUF	28,739,000	USD	148,016	151,703	3,687
Indonesian Rupiah/United States Dollar
08/25/11	UBS	IDR	5,658,740,000	USD	652,982	666,556	13,574
Malaysian Ringgit/United States Dollar
08/25/11	UBS	MYR	3,547,000	USD	1,167,237	1,197,176	29,939
Mexican Peso/United States Dollar
10/21/11	Citibank	MXN	1,945,000	USD	164,583	164,517	(66)
New Russian Ruble/United States Dollar
08/25/11	JPMorgan Chase	RUB	17,941,000	USD	638,016	648,089	10,073
Philippine Peso/United States Dollar
08/25/11	UBS	PHP	8,544,000	USD	196,599	202,467	5,868
South Korean Won/United States Dollar
08/25/11	UBS	KRW	430,738,000	USD	395,572	408,496	12,924

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2011 (Unaudited)

Aberdeen Emerging Markets Debt Local Currency Fund

Thai Baht/United States Dollar
10/21/11	Barclays	THB	9,469,000	USD	312,354	316,848	4,494
Turkish Lira/United States Dollar
10/21/11	Royal Bank of Scotland	TRY	448,000	USD	262,638	$261,325	$(1,313)

						$5,377,916	$134,209

Sale Contracts Settlement Date	Counterparty	Amount Purchased		Amount Sold		Market Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/New Russian Ruble
08/25/11	Royal Bank of Scotland	USD	34,295	RUB	953,000	$34,426	$(131)
United States Dollar/Peruvian Nouveau Sol
08/25/11	Barclays	USD	126,610	PEN	354,000	129,090	(2,480)
08/25/11	UBS	USD	411,673	PEN	1,137,000	414,618	(2,945)
United States Dollar/Polish Zloty
10/21/11	JPMorgan Chase	USD	241,271	PLN	694,000	247,440	(6,169)
United States Dollar/South African Rand
10/21/11	Barclays	USD	881,956	ZAR	6,177,000	913,576	(31,620)
United States Dollar/Thai Baht
10/21/11	Royal Bank of Scotland	USD	44,274	THB	1,328,000	44,437	(163)
United States Dollar/Turkish Lira
10/21/11	Barclays	USD	481,784	TRY	810,000	472,485	9,299

						$2,256,072	$(34,209)

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2011 (Unaudited)

Aberdeen Global Fixed Income Fund

	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (2.8%)
GERMANY (0.4%)
German Postal Pensions Securitisation 2 PLC, Series 2 (EUR), 4.25%, 01/18/17	$100,000	$153,114

ITALY (0.2%)
Romulus Finance SRL, Series A1 (EUR), 4.94%, 02/20/13	70,000	94,392

UNITED KINGDOM (0.2%)
Chester Asset Receivables Dealings 2003-B PLC, Class A (GBP), 4.65%, 09/15/15	50,000	85,413

UNITED STATES (2.0%)
Ally Master Owner Trust, Series 2010-4, Class A (USD), 1.26%, 08/15/17 (a)	100,000	101,360
Capital One Multi-Asset Execution Trust
Series 2006-B1, Class B1 (USD), 0.47%, 01/15/19 (a)	50,000	48,614
Series 2004-B3, Class B3 (USD), 0.92%, 01/18/22 (a)	35,000	34,113
CPS Auto Trust, Series 2010-A, Class A (USD), 2.89%, 03/15/16 (b)	51,225	51,342
Ford Credit Auto Owner Trust, Series 2009-B, Class A3 (USD), 2.79%, 08/15/13	47,721	48,139
MBNA Credit Card Master Note Trust, Series 2004-B1, Class B1 (USD), 4.45%, 08/15/16	40,000	43,083
SLM Student Loan Trust 2003-10, Series REGS (EUR), 2.02%, 12/15/27 (a)	230,000	299,841
World Financial Network Credit Card Master Trust
Series 2009-D, Class A (USD), 4.66%, 05/15/17	21,000	22,362
Series 2010-A, Class A (USD), 3.96%, 04/15/19	35,000	37,484
Series 2010-A, Class M (USD), 5.20%, 04/15/19	45,000	48,494

		734,832

Total Asset-Backed Securities		1,067,751

COMMERCIAL MORTGAGE-BACKED SECURITIES (3.0%)
UNITED STATES (3.0%)
Americold LLC Trust, Series 2010-ARTA, Class A2FL (USD), 2.50%, 01/14/29 (a)(b)	100,000	100,271
Bear Stearns Commercial Mortgage Securities
Series 2006-PW13, Class AM (USD), 5.58%, 09/11/41 (a)	25,000	25,835
Series 2005-PWR9, Class AAB (USD), 4.80%, 09/11/42	35,608	36,929
Series 2007-PW17, Class A4 (USD), 5.69%, 06/11/50 (a)	25,000	27,237
Series 2007-PW17, Class AM (USD), 5.92%, 06/11/50 (a)	50,000	48,772
Citigroup Commercial Mortgage Trust
Series 2006-C5, Class A4 (USD), 5.43%, 10/15/49	50,000	54,891
Series 2006-C5, Class AM (USD), 5.46%, 10/15/49	20,000	20,191
Series 2007-C6, Class A4 (USD), 5.70%, 12/10/49 (a)	30,000	32,817
Series 2007-C6, Class AM (USD), 5.70%, 12/10/49 (a)	50,000	49,886
Commercial Mortgage Loan Trust, Series 2008-LS1, Class A4B (USD), 6.01%, 12/10/49 (a)	50,000	55,027
Commercial Mortgage Pass Through Certificates
Series 2006-C7, Class AM (USD), 5.78%, 06/10/46 (a)	35,000	35,509
Series 2007-C9, Class A4 (USD), 5.81%, 12/10/49 (a)	30,000	33,224
Series 2007-C9, Class AM (USD), 5.65%, 12/10/49 (a)	20,000	19,813
GE Capital Commercial Mortgage Corp., Series 2007-C1, Class A4 (USD), 5.54%, 12/10/49	70,000	74,827
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4 (USD), 5.44%, 03/10/39	15,000	16,108
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2006-LDP7, Class AM (USD), 5.88%, 04/15/45 (a)	50,000	51,169
Series 2007-LD11, Class A4 (USD), 5.82%, 06/15/49 (a)	30,000	32,496
Series 2007-LD11, Class ASB (USD), 5.82%, 06/15/49 (a)	50,000	53,297
Series 2007-CB20, Class A4 (USD), 5.79%, 02/12/51 (a)	60,000	65,166
Series 2007-CB20, Class AM (USD), 5.89%, 02/12/51 (a)	50,000	49,886
Series 2007-LD12, Class A4 (USD), 5.88%, 02/15/51 (a)	80,000	86,395

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Global Fixed Income Fund

Series 2007-LD12, Class ASB (USD), 5.83%, 02/15/51 (a)	$40,000	$43,232
Merrill Lynch Mortgage Trust, Series 2004-KEY2, Class A4 (USD), 4.86%, 08/12/39 (a)	55,000	58,744
Wachovia Bank Commercial Mortgage Trust
Series 2006-C29, Class AM (USD), 5.34%, 11/15/48	20,000	19,899
Series 2007-C32, Class APB (USD), 5.74%, 06/15/49 (a)	32,000	34,174

		1,125,795

Total Commercial Mortgage-Backed Securities		1,125,795

RESIDENTIAL MORTGAGE-BACKED SECURITIES (2.6%)
UNITED KINGDOM (0.3%)
Arkle Master Issuer PLC, Series 2010-2A, Class 1A1 (USD), 1.66%, 05/17/60 (a)(b)	100,000	100,068

UNITED STATES (2.3%)
BCAP LLC Trust
Series 2009-RR4, Class 3A1 (USD), 5.23%, 04/26/37 (a)(b)	48,561	47,635
Series 2009-RR6, Class 3A1 (USD), 4.67%, 12/26/37 (b)(a)	63,405	63,091
Series 2009-RR2, Class A1 (USD), 5.19%, 01/21/38 (b)(a)	114,320	115,053
Credit Suisse Mortgage Capital Certificates
Series 2009-12R, Class 15A1 (USD), 6.00%, 05/27/36 (b)	41,914	43,202
Series 2009-3R, Class 25A1 (USD), 2.80%, 07/27/36 (b)(a)	61,270	59,508
Series 2009-8R, Class 5A1 (USD), 5.77%, 05/26/37 (b)(a)	85,074	85,469
Series 2009-2R, Class 2A5 (USD), 5.26%, 06/26/37 (a)(b)	60,988	59,647
Series 2009-3R, Class 30A1 (USD), 5.54%, 07/27/37 (a)(b)	58,496	59,430
Series 2009-3R, Class 28A1 (USD), 4.94%, 08/27/37 (b)(a)	25,459	25,182
JP Morgan Re-Remic
Series 2009-8, Class A1 (USD), 5.11%, 04/20/36 (a)(b)	62,994	62,787
Series 2009-7, Class 2A1 (USD), 6.00%, 02/27/37 (b)(a)	71,117	72,213
Series 2009-7, Class 14A1 (USD), 5.47%, 07/27/37 (b)(a)	63,050	61,093
Series 2009-7, Class 17A1 (USD), 6.28%, 07/27/37 (b)(a)	68,670	69,519
Series 2009-7, Class 1A1 (USD), 5.46%, 08/27/37 (b)(a)	55,369	53,730
Residential Funding Mortgage Securities I, Inc., Series 2004-S9, Class 1A6 (USD), 5.50%, 12/25/34	10,777	10,926

		888,485

Total Residential Mortgage-Backed Securities		988,553

CORPORATE BONDS (9.8%)
UNITED STATES (9.8%)
Advertising (0.1%)
Interpublic Group of Cos., Inc. (USD), 10.00%, 07/15/17	30,000	35,475

Beverages (0.1%)
Anheuser-Busch InBev Worldwide, Inc. (USD), 1.50%, 07/14/14	50,000	50,448

Chemicals (0.5%)
CF Industries, Inc.
(USD), 6.88%, 05/01/18	55,000	62,769
(USD), 7.13%, 05/01/20	20,000	23,450
Chevron Phillips Chemical Co. LLC (USD), 7.00%, 06/15/14 (b)	45,000	50,958
Dow Chemical Co. (USD), 5.70%, 05/15/18	30,000	33,947

		171,124

Commercial Banks (1.0%)
Bank of America Corp., Series 1 (USD), 3.75%, 07/12/16	15,000	15,062
Capital One Financial Corp. (USD), 2.13%, 07/15/14	50,000	50,235
First Horizon National Corp. (USD), 5.38%, 12/15/15	30,000	32,362
Goldman Sachs Group, Inc.
(USD), 3.70%, 08/01/15	20,000	20,593
(USD), 5.95%, 01/18/18	30,000	32,724

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Global Fixed Income Fund

(USD), 6.25%, 02/01/41	$20,000	$20,116
JPMorgan Chase & Co.
(USD), 3.40%, 06/24/15	75,000	77,917
(USD), 3.45%, 03/01/16	35,000	35,816
Morgan Stanley (USD), 3.80%, 04/29/16	30,000	30,209
Santander Holdings USA, Inc. (USD), 4.63%, 04/19/16	40,000	41,325

		356,359

Computers & Peripherals (0.1%)
Brocade Communications Systems, Inc. (USD), 6.63%, 01/15/18	45,000	47,700

Diversified Financial Services (1.0%)
Blackstone Holdings Finance Co. LLC (USD), 6.63%, 08/15/19 (b)	48,000	52,106
ERAC USA Finance LLC (USD), 6.20%, 11/01/16 (b)	45,000	52,166
General Electric Capital Corp. (USD), MTN, 4.38%, 09/16/20	70,000	71,114
HSBC Finance Corp. (USD), 6.68%, 01/15/21 (b)	55,000	58,248
International Lease Finance Corp. (USD), 6.50%, 09/01/14 (b)	70,000	74,200
TECO Finance, Inc. (USD), 4.00%, 03/15/16	45,000	47,848
Utility Contract Funding LLC (USD), 7.94%, 10/01/16 (b)	22,946	25,206

		380,888

Diversified Telecommunication Services (0.6%)
Qwest Corp.
(USD), 7.63%, 06/15/15	40,000	46,000
(USD), 8.38%, 05/01/16	25,000	29,625
(USD), 7.50%, 06/15/23	40,000	39,900
(USD), 7.25%, 09/15/25	20,000	20,950
SBA Tower Trust (USD), 5.10%, 04/15/17 (b)	55,000	57,062
Verizon New York, Inc., Series B (USD), 7.38%, 04/01/32	35,000	41,598

		235,135

Electric Utilities (0.8%)
Appalachian Power Co., Series L (USD), 5.80%, 10/01/35	20,000	20,886
Dominion Resources, Inc. (USD), 4.45%, 03/15/21	40,000	42,099
FirstEnergy Corp., Series C (USD), 7.38%, 11/15/31	35,000	41,533
Ipalco Enterprises, Inc. (USD), 5.00%, 05/01/18 (b)	35,000	34,737
NiSource Finance Corp. (USD), 5.40%, 07/15/14	40,000	44,166
Sierra Pacific Power Co., Series M (USD), 6.00%, 05/15/16	45,000	52,194
Trans-Allegheny Interstate Line Co. (USD), 4.00%, 01/15/15 (b)	47,000	49,574

		285,189

Electronics (0.4%)
Agilent Technologies, Inc. (USD), 6.50%, 11/01/17	35,000	41,298
Amphenol Corp. (USD), 4.75%, 11/15/14	45,000	49,303
Jabil Circuit, Inc. (USD), 5.63%, 12/15/20	40,000	39,400

		130,001

Energy Equipment & Services (0.5%)
Energy Transfer Partners LP (USD), 4.65%, 06/01/21	50,000	49,983
Enterprise Products Operating LLC (USD), 5.95%, 02/01/41	50,000	52,684
ONEOK Partners, LP (USD), 3.25%, 02/01/16	30,000	31,226
Plains All American Pipeline, LP (USD), 5.63%, 12/15/13	45,000	49,269

		183,162

Food & Staples (0.3%)
CVS Caremark Corp.
(USD), 5.75%, 05/15/41	40,000	41,651
(USD), 6.30%, 06/01/62 (a)	30,000	29,250

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Global Fixed Income Fund

Home Depot, Inc. (USD), 4.40%, 04/01/21	$20,000	$20,957

		91,858

Health Care Equipment & Supplies (0.3%)
Boston Scientific Corp. (USD), 6.00%, 01/15/20	65,000	74,077
CareFusion Corp. (USD), 5.13%, 08/01/14	45,000	49,510

		123,587

Healthcare Providers & Services (0.2%)
Humana, Inc. (USD), 6.30%, 08/01/18	25,000	28,213
Medco Health Solutions, Inc. (USD), 7.25%, 08/15/13	40,000	44,455

		72,668

Information Technology Services (0.3%)
Affiliated Computer Services, Inc. (USD), 5.20%, 06/01/15	50,000	55,209
International Business Machines Corp. (USD), 5.70%, 09/14/17	40,000	47,543

		102,752

Insurance (0.6%)
American International Group, Inc.
(USD), MTN, 5.60%, 10/18/16	25,000	26,792
(USD), MTN, 5.45%, 05/18/17	25,000	26,500
Metropolitan Life Global Funding I (USD), 2.50%, 09/29/15 (b)	100,000	101,431
Nationwide Mutual Insurance Co. (USD), 9.38%, 08/15/39 (b)	41,000	52,356
Prudential Financial, Inc. (USD), MTN, 5.63%, 05/12/41	35,000	34,786

		241,865

Iron/Steel (0.1%)
Cliffs Natural Resources, Inc. (USD), 6.25%, 10/01/40	35,000	36,757

Media (0.2%)
Comcast Corp. (USD), 6.40%, 03/01/40	15,000	16,776
NBC Universal Media LLC (USD), 5.95%, 04/01/41 (b)	15,000	15,761
News America, Inc. (USD), 6.15%, 02/15/41 (b)	35,000	34,918
Time Warner Cable, Inc. (USD), 5.88%, 11/15/40	15,000	15,442

		82,897

Metals & Mining (0.2%)
Alcoa, Inc. (USD), 6.15%, 08/15/20	35,000	38,207
Barrick North America Finance LLC (USD), 6.80%, 09/15/18	35,000	42,383
		80,590
Multi-Utilities (0.3%)
CMS Energy Corp. (USD), 6.55%, 07/17/17	65,000	73,934
PNM Resources, Inc. (USD), 9.25%, 05/15/15	45,000	50,400

		124,334

Oil, Gas & Consumable Fuels (0.7%)
Airgas, Inc. (USD), 7.13%, 10/01/18	30,000	33,082
Anadarko Petroleum Corp. (USD), 6.38%, 09/15/17	40,000	47,154
ConocoPhillips Holding Co. (USD), 6.95%, 04/15/29	30,000	37,768
Devon Energy Corp. (USD), 5.60%, 07/15/41	40,000	41,685
Noble Energy, Inc. (USD), 6.00%, 03/01/41	35,000	37,772
Rowan Cos., Inc. (USD), 7.88%, 08/01/19	30,000	36,616
Sunoco Logistics Partners Operations LP (USD), 6.10%, 02/15/42	30,000	30,813

		264,890

Paper & Forest Products (0.4%)
Domtar Corp. (USD), 7.13%, 08/15/15	40,000	44,600

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Global Fixed Income Fund

International Paper Co. (USD), 7.95%, 06/15/18	$85,000	$104,504

		149,104

Pharmaceuticals (0.1%)
Medco Health Solutions, Inc. (USD), 7.13%, 03/15/18	35,000	41,856

Real Estate (0.3%)
UDR, Inc. (USD), MTN, 4.25%, 06/01/18	40,000	40,626
WEA Finance LLC
(USD), 6.75%, 09/02/19 (b)	40,000	46,324
(USD), 4.63%, 05/10/21 (b)	5,000	5,047

		91,997

Real Estate Investment Trust (REIT) Funds (0.2%)
HCP, Inc. (USD), 3.75%, 02/01/16	50,000	51,783
Mack-Cali Realty LP (USD), 7.75%, 08/15/19	25,000	30,705

		82,488

Semiconductors (0.1%)
Broadcom Corp. (USD), 2.38%, 11/01/15 (b)	45,000	45,246

Specialty Retail (0.2%)
Best Buy Co., Inc. (USD), 3.75%, 03/15/16	25,000	25,544
Wal-Mart Stores, Inc.
(USD), 3.25%, 10/25/20	40,000	40,085
(USD), 5.63%, 04/15/41	15,000	16,598

		82,227

Tobacco (0.2%)
Philip Morris International, Inc. (EUR), EMTN, 5.75%, 03/24/16	50,000	80,566

		3,671,163

Total Corporate Bonds		3,671,163

COVERED BONDS (2.1%)
SWEDEN (0.5%)
Commercial Banks (0.5%)
Nordea Hypotek AB (EUR), EMTN, 3.50%, 01/18/17	80,000	117,940
Swedish Covered Bond Corp. (EUR), EMTN, 3.00%, 02/03/15	60,000	87,709

		205,649

UNITED KINGDOM (1.6%)
Commercial Banks (1.2%)
Abbey National Treasury Services PLC (EUR), EMTN, 3.13%, 06/30/14	100,000	144,308
Lloyds, TSB Bank PLC (EUR), EMTN, 4.00%, 06/25/18	50,000	71,993
Royal Bank of Scotland PLC (The) (EUR), EMTN, 2.75%, 06/18/13	150,000	217,199

		433,500

Diversified Financial Services (0.4%)
Nationwide Building Society (EUR), EMTN, 3.88%, 12/05/13	100,000	148,268

		581,768

Total Covered Bonds		787,417

FOREIGN NON-GOVERNMENT BONDS (19.4%)
AUSTRALIA (0.6%)
Commercial Banks (0.1%)
Commonwealth Bank of Australia (USD), 3.75%, 10/15/14 (b)	40,000	42,330

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Global Fixed Income Fund

Diversified Telecommunication Services (0.1%)
Telstra Corp. Ltd. (USD), 4.80%, 10/12/21 (b)	$50,000	$51,365

Food & Staples (0.2%)
Wesfarmers Ltd. (USD), 2.98%, 05/18/16 (b)	55,000	55,823

Real Estate Management & Development (0.2%)
WT Finance Aust Pty Ltd. (GBP), 5.50%, 06/27/17	50,000	90,130

		239,648

BELGIUM (0.3%)
Beverages (0.2%)
Anheuser-Busch InBev NV (EUR), EMTN, 4.00%, 04/26/18	50,000	74,734

Food Products (0.1%)
Delhaize Group SA (USD), 5.70%, 10/01/40	42,000	41,368

		116,102

BRAZIL (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Petrobras International Finance Co. (USD), 3.88%, 01/27/16	15,000	15,554

CANADA (0.5%)
Commercial Banks (0.3%)
Bank of Montreal (USD), MTN, 1.75%, 04/29/14	40,000	40,732
Toronto-Dominion Bank (USD), 1.38%, 07/14/14	75,000	75,640

		116,372

Diversified Financial Services (0.2%)
Caisse Centrale Desjardins du Quebec (USD), 2.65%, 09/16/15 (b)	75,000	75,854

Diversified Minerals (0.0%)
Teck Resources Ltd. (USD), 6.25%, 07/15/41	10,000	10,729

		202,955

CAYMAN ISLANDS (0.1%)
Computers & Peripherals (0.1%)
Seagate Technology International (USD), 10.00%, 05/01/14 (b)	44,000	50,600

DENMARK (0.7%)
Commercial Banks (0.7%)
Danske Bank A/S
(EUR), EMTN, 5.38%, 08/18/14 (a)	70,000	100,483
(EUR), EMTN, 6.00%, 03/20/16 (a)	50,000	71,262
(USD), 3.88%, 04/14/16 (b)	100,000	99,304

		271,049

FRANCE (2.6%)
Commercial Banks (0.8%)
BPCE SFH—Societe de Financement de l’Habitat (EUR), 3.63%, 05/12/16	100,000	147,505
Societe Generale SFH (EUR), EMTN, 3.25%, 06/06/16	100,000	145,630

		293,135

Diversified Financial Services (0.2%)
Caisse Refinancement de l’Habitat (EUR), EMTN, 4.00%, 01/10/22	50,000	73,059

Diversified Telecommunication Services (0.2%)
France Telecom SA, Series 54 (EUR), EMTN, 7.25%, 01/28/13	35,000	54,088

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Global Fixed Income Fund

Electric Utilities (0.2%)
EDF SA (EUR), EMTN, 4.63%, 04/26/30	$50,000	$70,107

Food & Staples (0.4%)
Casino Guichard Perrachon SA (EUR), EMTN, 6.38%, 04/04/13	100,000	152,911

Government Agency (0.5%)
Agence Francaise de Developpement (EUR), 4.62%, 07/20/16 (a)(c)	150,000	199,370

Insurance (0.3%)
AXA SA (GBP), EMTN, 6.67%, 07/06/16 (a)(c)	50,000	71,608
Groupama SA 10/49 (EUR), EMTN, 6.30%, 10/29/49	50,000	44,580

		116,188

		958,858

GERMANY (1.0%)
Commercial Banks (0.2%)
Duesseldorfer Hypothekenbank AG (EUR), 1.88%, 12/13/13 (d)	50,000	71,799

Diversified Financial Services (0.8%)
German Postal Pensions Securitisation PLC, Series 2 (EUR), 3.38%, 01/18/16	200,000	294,803

		366,602

ITALY (1.4%)
Commercial Banks (0.9%)
Intesa Sanpaolo SpA (EUR), EMTN, 6.63%, 05/08/18	50,000	70,941
UniCredit SpA
(EUR), EMTN, 4.88%, 02/12/13	100,000	145,037
(EUR), EMTN, 4.25%, 07/31/18	100,000	138,172

		354,150

Diversified Telecommunication Services (0.5%)
Telecom Italia Capital SA (USD), 5.25%, 10/01/15	35,000	35,013
Telecom Italia Finance SA (EUR), EMTN, 7.75%, 01/24/33	90,000	134,273

		169,286

		523,436

MEXICO (0.2%)
Diversified Telecommunication Services (0.2%)
America Movil SAB de CV (GBP), 5.75%, 06/28/30	50,000	88,556

NETHERLANDS (0.9%)
Commercial Banks (0.6%)
ABN Amro Bank NV (EUR), EMTN, 4.25%, 04/11/16	100,000	146,270
ING Bank NV (EUR), EMTN, 6.13%, 05/29/23 (a)	50,000	74,040

		220,310

Diversified Financial Services (0.1%)
Volkswagen Financial Services NV (GBP), EMTN, 2.50%, 10/07/13	20,000	33,266

Electric Utilities (0.1%)
EDP Finance BV (USD), 6.00%, 02/02/18 (b)	50,000	44,607

Oil, Gas & Consumable Fuels (0.1%)
Shell International Finance BV (USD), 3.10%, 06/28/15	35,000	37,351

		335,534

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Global Fixed Income Fund

NORWAY (0.4%)
Commercial Banks (0.4%)
Terra Boligkreditt (EUR), EMTN, 2.13%, 08/31/15	$100,000	$140,902

REPUBLIC OF IRELAND (0.1%)
Insurance (0.1%)
Willis Group Holdings PLC (USD), 4.13%, 03/15/16	40,000	41,335

SPAIN (2.3%)
Commercial Banks (1.1%)
Caja de Ahorros y Monte de Piedad de Gipuzkoa y San Sebastian (EUR), 4.38%, 11/05/14	100,000	138,923
Caja de Ahorros y Monte de Piedad de Madrid (EUR), 3.50%, 03/14/13	150,000	210,545
Santander Issuances SA Unipersonal (GBP), EMTN, 5.75%, 01/31/18 (a)	50,000	78,338

		427,806

Electric Utilities (0.4%)
Iberdrola Finanzas SAU (EUR), EMTN, 4.63%, 04/07/17	100,000	146,653

Insurance (0.2%)
Mapfre SA (EUR), 5.92%, 07/24/37 (a)	50,000	55,311

Software (0.4%)
Amadeus Capital Markets SA (EUR), EMTN, 4.88%, 07/15/16	100,000	145,227

Wireless Telecommunication Services (0.2%)
Telefonica Emisiones SAU (EUR), EMTN, 5.50%, 04/01/16	50,000	75,049

		850,046

SWEDEN (1.1%)
Commercial Banks (1.1%)
Nordea Bank AB (EUR), EMTN, 6.25%, 09/10/18 (a)	100,000	150,817
Skandinaviska Enskilda Banken AB
(GBP), EMTN, 6.63%, 07/09/14	100,000	182,881
(EUR), EMTN, 2.63%, 10/16/17	50,000	69,679

		403,377

UNITED KINGDOM (6.2%)
Commercial Banks (3.2%)
Abbey National Treasury Services PLC
(USD), 3.88%, 11/10/14 (b)	100,000	101,920
(EUR), EMTN, 3.63%, 10/05/17	100,000	141,043
Barclays Bank PLC
(GBP), EMTN, 8.25%, 12/15/18 (a)(c)	70,000	118,349
(EUR), EMTN, 6.00%, 01/14/21	50,000	69,666
HSBC Capital Funding LP (EUR), 5.37%, 03/24/14 (a)(c)	50,000	70,049
Lloyds, TSB Bank PLC
(EUR), EMTN, 4.13%, 04/06/16	100,000	147,606
(GBP), EMTN, 6.75%, 10/24/18	50,000	90,990
(EUR), EMTN, 6.50%, 03/24/20	50,000	66,892
(USD), 6.38%, 01/21/21	50,000	52,730
Royal Bank of Scotland Group PLC (EUR), EMTN, 5.25%, 05/15/13	100,000	147,612
Royal Bank of Scotland PLC
Series REGS (EUR), EMTN, 4.00%, 03/15/16	100,000	147,156
(EUR), EMTN, 6.93%, 04/09/18	50,000	69,795

		1,223,808

Diversified Financial Services (1.5%)
Coventry Building Society (GBP), EMTN, 2.00%, 04/05/12 (d)	100,000	165,264
Nationwide Building Society

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Global Fixed Income Fund

(EUR), EMTN, 3.75%, 01/20/15	$50,000	$71,670
(EUR), EMTN, 6.75%, 07/22/20	60,000	83,663
Network Rail Infrastructure Finance PLC, Series REGS (GBP), EMTN, 2.50%, 03/07/14 (d)	100,000	169,373
Old Mutual PLC (EUR), EMTN, 4.50%, 01/18/17 (a)	50,000	71,397

		561,367

Food & Staples (0.4%)
Tesco PLC (EUR), EMTN, 5.88%, 09/12/16	100,000	162,966

Insurance (0.3%)
Aviva PLC (EUR), 5.70%, 09/29/15 (a)(c)	80,000	102,308

Oil, Gas & Consumable Fuels (0.4%)
BP Capital Markets PLC
(USD), 3.20%, 03/11/16	55,000	57,671
(USD), 4.50%, 10/01/20	35,000	37,430
Ensco PLC
(USD), 3.25%, 03/15/16	35,000	36,467
(USD), 4.70%, 03/15/21	30,000	31,507

		163,075

Water Utility (0.4%)
United Utilities Water PLC (GBP), EMTN, 5.75%, 03/25/22	75,000	135,252

		2,348,776

UNITED STATES (1.0%)
Commercial Banks (0.8%)
Bank of America Corp., Series 169 (EUR), EMTN, 4.75%, 05/23/17 (a)	50,000	65,917
Citigroup, Inc. (EUR), EMTN, 7.38%, 09/04/19	50,000	84,212
SG Capital Trust III (EUR), 5.42%, 11/10/13 (a)(c)	100,000	129,393

		279,522

Specialty Retail (0.2%)
Wal-Mart Stores, Inc. (EUR), 4.88%, 09/21/29	50,000	77,125

		356,647

Total Foreign Non-Government Bonds		7,309,977

MUNICIPAL BONDS (1.6%)
UNITED STATES (1.6%)
CALIFORNIA (0.3%)
Bay Area Toll Authority Revenue Bonds (Build America Bonds) Series S1 (USD), 7.04%, 04/01/50	25,000	30,119
San Diego County California Regional Transportation Commission Revenue Bonds (Build America Bonds) (USD), 5.91%, 04/01/48	60,000	67,724

		97,843

GEORGIA (0.1%)
Municipal Electric Authority of Georgia Revenue Bonds (Build America Bonds) (USD), 6.64%, 04/01/57	55,000	54,482

ILLINOIS (0.5%)
Chicago Transit Authority Sales Tax Receipts Revenue Bonds (Build America Bonds), Series B (USD), 6.20%, 12/01/40	55,000	57,459
Illinois State Toll Highway Authority Revenue Bonds (Build America Bonds) (USD), 5.85%, 12/01/34	55,000	56,799
State of Illinois General Obligation Bonds (USD), 5.67%, 03/01/18	75,000	79,717

		193,975

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Global Fixed Income Fund

NEW YORK (0.5%)
Metropolitan Transportation Authority Revenue Bonds (Build America Bonds) (USD), 6.09%, 11/15/40	$55,000	$59,571
New York City Municipal Water Finance Authority Revenue Bonds (Build America Bonds) (USD), 5.44%, 06/15/43	40,000	42,350
Port Authority of New York & New Jersey Revenue Bonds (USD), 6.04%, 12/01/29	65,000	72,730

		174,651

OHIO (0.2%)
American Municipal Power-Ohio, Inc. Revenue Bonds (Build America Bonds) (USD), 7.83%, 02/15/41	55,000	69,901

		590,852

Total Municipal Bonds		590,852

OTHER DOMESTIC GOVERNMENT BONDS (36.0%)
AUSTRALIA (0.8%)
Australia Government Bond, Series 120 (AUD), 6.00%, 02/15/17	265,000	311,709

AUSTRIA (0.5%)
Austria Government Bond, Series 976 (EUR), 6.25%, 07/15/27	90,000	171,402

BELGIUM (0.6%)
Belgium Government Bond, Series 61 (EUR), 4.25%, 09/28/21	170,000	241,659

CANADA (2.7%)
Canadian Government Bond
(CAD), 5.00%, 06/01/14	425,000	486,776
(CAD), 4.00%, 06/01/17	150,000	172,455
Series WL43 (CAD), 5.75%, 06/01/29	260,000	366,920

		1,026,151

DENMARK (0.2%)
Denmark Government Bond (DKK), 4.50%, 11/15/39	300,000	70,857

FINLAND (1.2%)
Finland Government Bond (EUR), 3.50%, 04/15/21	310,000	465,488

FRANCE (0.9%)
France Government Bond OAT
(EUR), 3.50%, 04/25/15	20,000	30,324
(EUR), 3.25%, 10/25/21	150,000	215,556
(EUR), 5.50%, 04/25/29	41,673	73,712

		319,592

GERMANY (2.6%)
Bundesrepublik Deutschland
(EUR), 3.00%, 07/04/20	170,000	255,243
Series 98 (EUR), 4.75%, 07/04/28	81,674	140,254
Series 03 (EUR), 4.75%, 07/04/34	80,000	140,775
FMS Wertmanagement
(EUR), EMTN, 2.25%, 07/14/14	100,000	144,602
(EUR), EMTN, 3.00%, 08/03/18	100,000	143,869
State of Baden-Wurttemberg, Series 87 (EUR), 3.25%, 01/22/14	100,000	148,384

		973,127

ITALY (2.5%)
Buoni Poliennali Del Tesoro
(EUR), 3.75%, 08/01/15	260,000	356,595
(EUR), 4.75%, 09/01/21	198,000	261,268

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Global Fixed Income Fund

(EUR), 5.00%, 09/01/40	$270,000	$324,906

		942,769

JAPAN (15.4%)
Japan Government 10 Year Bond
Series 275 (JPY), 1.40%, 12/20/15	70,000,000	951,674
Series 297 (JPY), 1.40%, 12/20/18	33,000,000	451,419
Japan Government 20 Year Bond, Series 62 (JPY), 0.80%, 06/20/23	115,000,000	1,420,975
Japan Government 30 Year Bond
Series 10 (JPY), 1.10%, 03/20/33	30,000,000	333,101
Series 30 (JPY), 2.30%, 03/20/39	25,000,000	344,151
Japan Government 5 Year Bond
Series 81 (JPY), 0.80%, 03/20/14	110,000,000	1,451,901
Series 92 (JPY), 0.30%, 09/20/15	65,000,000	844,174

		5,797,395

NETHERLANDS (0.3%)
Netherlands Government Bond (EUR), 4.50%, 07/15/17	70,000	112,481

POLAND (0.3%)
Poland Government Bond, Series 0415 (PLN), 5.50%, 04/25/15	310,000	112,955

SINGAPORE (3.4%)
Singapore Government Bond (SGD), 3.63%, 07/01/14	1,400,000	1,276,025

SPAIN (1.2%)
Instituto de Credito Oficial (GBP), EMTN, 4.50%, 03/07/13 (d)	30,000	49,604
Spain Government Bond
(EUR), 5.50%, 04/30/21	150,000	205,071
(EUR), 4.80%, 01/31/24	120,000	151,814
(EUR), 4.70%, 07/30/41	30,000	33,784

		440,273

SWEDEN (0.9%)
Swedish Government Bond, Series 1046 (SEK), 5.50%, 10/08/12	2,100,000	347,655

UNITED KINGDOM (2.5%)
United Kingdom Treasury Gilt
(GBP), 2.75%, 01/22/15	130,000	224,306
(GBP), 5.00%, 03/07/25	65,000	124,348
(GBP), 4.25%, 03/07/36	140,000	239,025
(GBP), 4.25%, 09/07/39	200,000	341,868

		929,547

Total Other Domestic Government Bonds		13,539,085

U.S. AGENCIES MORTGAGE BACKED (12.7%)
UNITED STATES (12.7%)
Federal Home Loan Mortgage Corp.
Pool # G13774 (USD), 5.50%, 12/01/20	60,936	66,024
Series 3793, Class LV (USD), 4.00%, 11/15/23	29,093	30,453
Series 3476, Class VB (USD), 5.50%, 02/15/27	35,000	38,488
Series 2154, Class PL (USD), 6.50%, 05/15/29	33,787	38,731
Series 3755, Class ML (USD), 5.50%, 06/15/29	33,610	37,124
Pool # C91293 (USD), 5.00%, 03/01/30	94,777	101,501
Series 2836, Class EG (USD), 5.00%, 12/15/32	85,000	92,483
Series 2844, Class PD (USD), 5.00%, 12/15/32	55,000	59,896
Series 2931, Class JE (USD), 5.00%, 03/15/33	95,000	103,856
Series 2827, Class TE (USD), 5.00%, 04/15/33	85,000	93,313
Series 2968, Class MD (USD), 5.50%, 12/15/33	105,000	116,202
Series 3056, Class HD (USD), 5.00%, 02/15/34	79,000	86,484

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Global Fixed Income Fund

Series 3036, Class ND (USD), 5.00%, 05/15/34	$105,000	$115,456
Series 3113, Class QD (USD), 5.00%, 06/15/34	110,000	120,485
Series 3659, Class VG (USD), 5.00%, 09/15/34	45,000	49,376
Series 3074, Class WJ (USD), 5.00%, 10/15/34	85,000	93,579
Series 2987, Class KG (USD), 5.00%, 12/15/34	30,000	32,843
Pool # 1J0867 (USD), 3.22%, 01/01/38	47,331	50,202
Pool # 1Q0571 (USD), 5.05%, 06/01/38	96,547	103,380
Pool # A81046 (USD), 6.00%, 08/01/38	34,252	37,853
Series 3864, Class AB (USD), 4.00%, 06/15/39	39,164	41,927
Series 3715, Class PC (USD), 4.50%, 08/15/40	40,000	40,570
Pool # A94362 (USD), 4.00%, 10/01/40	53,594	54,581
Pool # A95289 (USD), 4.00%, 12/01/40	88,520	90,063
Pool # A95803 (USD), 4.00%, 12/01/40	49,377	50,240
Pool # G06181 (USD), 4.50%, 12/01/40	77,138	81,042
Pool # A97068 (USD), 4.50%, 02/01/41	59,335	61,934
Series KAIV, Class A2, CMO (USD), 3.99%, 06/25/46	40,000	41,256
Federal National Mortgage Association
Pool # 685200 (USD), 5.00%, 03/01/18	116,806	126,291
Pool # 890206 (USD), 5.50%, 10/01/21	67,890	73,825
Series 2011-34, Class VA (USD), 4.00%, 06/25/22	29,280	31,306
Series 2011-32, Class VG (USD), 4.00%, 02/25/24	68,599	73,175
Pool # 993565 (USD), 4.00%, 04/01/24	36,184	38,023
Pool # AL0302 (USD), 5.00%, 04/01/24	66,814	71,780
Pool # 930768 (USD), 4.00%, 03/01/29	47,996	49,901
Pool # MA0096 (USD), 4.50%, 06/01/29	60,716	64,168
Series 2005-12, Class JE (USD), 5.00%, 09/25/33	60,000	65,607
Series 2005-14, Class ME (USD), 5.00%, 10/25/33	80,000	87,301
Series 2005-101, Class ND (USD), 5.00%, 06/25/34	130,000	142,192
Series 2006-65, Class TE (USD), 5.50%, 05/25/35	80,000	89,933
Pool # 868691 (USD), 6.00%, 04/01/36	80,893	89,418
Pool # 888367 (USD), 7.00%, 03/01/37	42,713	49,300
Series 2009-86, Class PC (USD), 5.00%, 03/25/37	130,000	140,789
Pool # AL0525 (USD), 5.50%, 04/01/37	68,469	74,757
Pool # 995199 (USD), 6.00%, 05/01/37	35,283	39,068
Pool # 995050 (USD), 6.00%, 09/01/37	68,160	75,343
Pool # 995097 (USD), 6.50%, 10/01/37	37,341	41,838
Pool # 959642 (USD), 6.00%, 11/01/37	31,408	34,835
Pool # 960128 (USD), 6.00%, 11/01/37	40,767	44,961
Pool # 966202 (USD), 6.00%, 12/01/37	64,178	70,781
Pool # AD0198 (USD), 5.50%, 09/01/38	67,398	73,566
Pool # 890149 (USD), 6.50%, 10/01/38	41,987	46,978
Pool # 890234 (USD), 6.00%, 10/01/38	61,716	68,201
Pool # 995149 (USD), 6.50%, 10/01/38	71,149	79,762
Pool # 995228 (USD), 6.50%, 11/01/38	61,936	69,259
Series 2010-56, Class BD (USD), 5.00%, 12/25/38	50,000	54,749
Pool # 890101 (USD), 6.00%, 02/01/39	31,373	34,797
Series 2011-35, Class PA (USD), 4.00%, 02/25/39	73,963	77,496
Series 2011-49, Class KB (USD), 4.50%, 07/25/39	75,000	81,064
Series 2011-27, Class JQ (USD), 4.00%, 09/25/39	74,019	77,525
Series 2011-37, Class LP (USD), 4.50%, 11/25/39	69,251	74,174
Series 2011-2, Class PD (USD), 4.00%, 12/25/39	60,000	60,470
Series 2011-31, Class PB (USD), 4.00%, 01/25/40	45,000	44,923
Pool # AE8388 (USD), 4.50%, 11/01/40	29,644	30,991
Pool # AE9107 (USD), 4.50%, 11/01/40	34,623	36,196
Pool # AI1085 (USD), 3.16%, 06/01/41	44,866	46,556
Pool # AI1086 (USD), 3.17%, 06/01/41	54,899	56,987
Series 2011-60, Class AT (USD), 5.00%, 07/25/41	80,000	87,569
Series 2009-85, Class LC (USD), 4.50%, 10/25/49	30,000	30,806
Government National Mortgage Association

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Global Fixed Income Fund

Series 2011-45, Class VE (USD), 4.50%, 04/20/22	$48,826	$53,138
Series 2009-13, Class ND (USD), 4.50%, 02/16/33	15,852	16,763
Pool # 783356 (USD), 6.00%, 06/20/41	60,000	67,143

		4,773,047

Total U.S. Agencies Mortgage Backed		4,773,047

U.S. TREASURY OBLIGATIONS (5.5%)
UNITED STATES (5.5%)
U.S. Treasury Bonds (USD), 4.75%, 02/15/41	408,000	451,924
U.S. Treasury Notes
(USD), 0.38%, 07/31/13	752,000	752,176
(USD), 1.50%, 06/30/16	567,000	571,343
(USD), 3.13%, 05/15/21	270,000	277,382

		2,052,825

Total U.S. Treasury Obligations		2,052,825

YANKEE DOLLARS (0.1%)
UNITED KINGDOM (0.1%)
Electric Utilities (0.1%)
Western Power Distribution Holdings Ltd. (USD), 7.25%, 12/15/17 (b)	25,000	29,932

Total Yankee Dollars		29,932

REPURCHASE AGREEMENT (1.2%)
UNITED STATES (1.2%)
State Street Bank, 0.01%, dated 07/29/11, due 08/01/11, repurchase price $447,000, collateralized by U.S. Treasury Bill, maturing 01/05/12; total market value of $459,770	447,000	447,000

Total Repurchase Agreement		447,000

Total Investments(Cost $34,268,581) (e)—96.8%		36,383,397

Other assets in excess of liabilities—3.2%		1,205,877

Net Assets—100.0%		$37,589,274

(a)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2011.
(b)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.
(c)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(d)	This security is government guaranteed.
(e)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
CNH	Chinese Yuan Renminbi Offshore
EMTN	Euro Medium Term Note
EUR	Euro Currency
GMTN	Global Medium Term Note
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MTN	Medium Term Note
MYR	Malaysian Ringgit
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
THB	Thai Baht

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Global Fixed Income Fund

TWD	New Taiwanese Dollar
USD	U.S. Dollar

At July 31, 2011, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
Japan Government 10 Year Bond Mini Future		9	09/07/11	$14,343
UK Long Gilt Bond Future		(7)	09/28/11	(18,329)
United States Treasury Note 6%-5 year	UBS	(18)	09/30/11	(47,202)
United States Treasury Note 6%-10 year	UBS	(13)	09/21/11	(42,522)

				$(93,710)

At July 31, 2011, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Market Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar/United States Dollar
10/21/11	Citibank N.A.	AUD	125,000	USD	131,149	$135,960	$4,811
Canadian Dollar/United States Dollar
10/21/11	Citibank N.A.	CAD	34,000	USD	35,365	35,523	158
Chilean Peso/United States Dollar
08/25/11	Barclays Bank PLC	CLP	37,900,000	USD	82,878	82,604	(274)
Crech Koruna/United States Dollar
10/21/11	Citibank N.A.	CZK	950,000	USD	54,716	56,440	1,724
Danish Krone/United States Dollar
10/21/11	JP Morgan Chase	DKK	589,000	USD	110,950	113,395	2,445
Euro/United States Dollar
10/21/11	Deutsche Bank AG	EUR	536,000	USD	766,761	768,666	1,905
10/21/11	Goldman Sachs	EUR	148,000	USD	209,265	212,244	2,979
Hungarian Forint/United States Dollar
10/21/11	JP Morgan Chase	HUF	9,260,000	USD	47,257	48,880	1,623
Japanese Yen/United States Dollar
10/21/11	JP Morgan Chase	JPY	105,127,000	USD	1,330,149	1,366,888	36,739
Malaysian Ringgit/United States Dollar
08/25/11	Royal Bank of Scotland	MYR	280,000	USD	92,178	94,505	2,327
Mexican Nuevo Peso/United States Dollar
10/21/11	JP Morgan Chase	MXN	6,615,000	USD	557,043	559,528	2,485
New Taiwan Dollar/United States Dollar
08/25/11	JP Morgan Chase	TWD	4,250,000	USD	148,472	147,637	(835)
New Zealand Dollar/United States Dollar
10/21/11	JP Morgan Chase	NZD	507,000	USD	428,340	442,996	14,656
Norwegian Krone/United States Dollar
10/21/11	JP Morgan Chase	NOK	321,000	USD	57,075	59,320	2,246
Polish Zloty/United States Dollar
10/21/11	State Street Bank	PLN	60,000	USD	20,757	21,392	635
South African Rand/United States Dollar
10/21/11	State Street Bank	ZAR	631,000	USD	89,167	93,325	4,158
South Korean Won/United States Dollar
08/25/11	JP Morgan Chase	KRW	423,000,000	USD	388,697	401,158	12,461

						$4,640,461	$90,243

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2011 (Unaudited)

Aberdeen Global Fixed Income Fund

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Market Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
10/21/11	JP Morgan Chase	USD	422,782	GBP	263,000	$431,327	$(8,546)
United States Dollar/Canadian Dollar
10/21/11	State Street Bank	USD	31,775	CAD	30,000	31,344	431
United States Dollar/Chilean Peso
08/25/11	Royal Bank of Scotland	USD	442,626	CLP	209,141,000	455,827	(13,201)
United States Dollar/Euro
10/21/11	UBS AG	USD	371,832	EUR	260,000	372,860	(1,028)
United States Dollar/Mexican Nuevo Peso
10/21/11	State Street Bank	USD	81,957	MXN	960,000	81,202	755
United States Dollar/New Zealand Dollar
10/21/11	JP Morgan Chase	USD	380,494	NZD	455,000	397,560	(17,066)
United States Dollar/Polish Zloty
10/21/11	State Street Bank	USD	21,465	PLN	60,000	21,393	72
United States Dollar/Singapore Dollar
10/21/11	State Street Bank	USD	1,170,049	SGD	1,424,000	1,182,876	(12,827)
United States Dollar/Swedish Krona
10/21/11	State Street Bank	USD	130,787	SEK	856,000	135,478	(4,691)
United States Dollar/Swiss Franc
10/21/11	Citibank N.A.	USD	836,487	CHF	683,000	868,863	(32,376)

						$3,978,730	$(88,477)

At July 31, 2011, the Fund’s open forward foreign cross currency contracts were as follows:

Purchase / Sale Settlement Date	Counterparty	Amount Purchased		Amount Sold		Contract Value	Market Value	Unrealized Appreciation
British Pound / Euro
10/21/11	State Street Bank	GBP	15,000	EUR	17,019	24,433	$24,627	$194

*	Certain contracts with different trade dates and like characteristics have been shown net.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2011 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value
MUNICIPAL BONDS (98.9%)
Alaska (1.0%)
City of Valdez Revenue Bonds Pipelines Project, Series B, 5.00%, 01/01/21	$1,000,000	$1,094,170

Arizona (1.8%)
City of Tempe General Obligation Unlimited Bonds, 5.00%, 07/01/22	1,900,000	2,088,670

California (14.8%)
Brea Redevelopment Agency Tax Allocation Bonds, Series A, 0.00%, 08/01/25 (a)	1,000,000	389,630
Cabrillo Community College District General Obligation Unlimited Bonds, Series B, 0.00%, 08/01/37 (a)	2,500,000	429,325
California Educational Facilities Authority Revenue Bonds (California Institute of Technology), 5.00%, 11/01/39	1,000,000	1,035,450
Centinela Valley Union High School District General Obligation Unlimited Bonds, Series A, 0.00%, 08/01/34 (a)	2,750,000	504,323
Cypress School District General Obligation Unlimited Bonds, Series B-1, 0.00%, 08/01/31 (a)	1,740,000	454,331
Franklin-Mckinley School District General Obligation Unlimited Bonds, 0.00%, 08/01/35 (a)	1,600,000	299,280
Long Beach Unified School District General Obligation Unlimited Bonds, Series B, 0.00%, 08/01/35 (a)	2,000,000	420,100
Los Angeles Community College District General Obligation Unlimited Bonds, Series A, 5.50%, 08/01/25	1,000,000	1,108,260
Los Angeles County Sanitation Districts Financing Authority Revenue Bonds (Capital Project), Series A, 5.00%, 10/01/22	1,300,000	1,368,484
M-S-R Energy Authority Revenue Bonds, Series A, 6.50%, 11/01/39	500,000	551,260
Magnolia School District General Obligation Unlimited Bonds, 0.00%, 08/01/36 (a)	2,500,000	446,725
Portola Valley School District General Obligation Unlimited Bonds, 5.00%, 08/01/29	1,000,000	1,059,410
San Francisco City & County Public Utilities Commission Revenue Bonds, Series F, 5.00%, 11/01/24	300,000	333,261
Santa Clara Unified School District General Obligation Unlimited Bonds, 5.00%, 07/01/26	465,000	496,578
State of California General Obligation Unlimited Bonds, 5.00%, 03/01/26	2,000,000	2,066,780
State of California General Obligation Unlimited Bonds, Series A, 5.00%, 07/01/22	1,100,000	1,191,377
Turlock Irrigation District Revenue Bonds, 5.00%, 01/01/29	1,000,000	1,024,860
University of California Revenue Bonds, Series Q, 5.25%, 05/15/29	3,320,000	3,567,473

		16,746,907

Connecticut (2.7%)
City of Harford General Obligation Unlimited Bonds, Series A
5.00%, 08/15/15	100,000	113,943
5.00%, 08/15/16	1,870,000	2,157,681
University of Connecticut Revenue Bonds (Student Fee), Series A, 5.00%, 11/15/25	700,000	769,090

		3,040,714

Georgia (4.2%)
Cherokee County General Obligation Unlimited Bonds, 5.00%, 04/01/21	500,000	574,240
Forsyth County General Obligation Unlimited Bonds, Series A, 5.00%, 03/01/28	100,000	109,141
Georgia Local Government Certificate of Participation (Grantor Trust), Series A, 4.75%, 06/01/28	950,000	827,934
Municipal Electric Authority of Georgia Revenue Bonds, Escrowed to Maturity, Series V, 6.60%, 01/01/18	465,000	561,813
Municipal Electric Authority of Georgia Revenue Bonds, Prerefunded, Series V, 6.60%, 01/01/18	55,000	62,958

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value
Municipal Electric Authority of Georgia Revenue Bonds, Unrefunded, Series V, 6.60%, 01/01/18	$2,230,000	$2,598,441

		4,734,527

Illinois (2.5%)
Illinois Finance Authority Revenue Bonds (Carle Foundation), Series A, 6.00%, 08/15/41	500,000	503,730
Illinois Finance Authority Revenue Bonds (University of Chicago), Series A, 5.00%, 07/01/27	1,165,000	1,208,676
Illinois State Toll Highway Authority Revenue Bonds, Prerefunded, Sr. Priority, Series A-2, 5.00%, 01/01/27	1,000,000	1,183,840

		2,896,246

Indiana (4.6%)
Indiana Toll Road Commission Revenue Bonds, Escrowed to Maturity, 9.00%, 01/01/15	4,470,000	5,191,771

Louisiana (0.5%)
East Baton Rouge Parish Sales Tax Revenue Bonds (Road & Street Improvement), 5.00%, 08/01/24	540,000	589,761

Massachusetts (6.8%)
Commonwealth of Massachusetts General Obligation Limited Bonds, Series D
5.50%, 10/01/16	1,000,000	1,202,880
5.50%, 10/01/18	2,000,000	2,440,940
5.50%, 08/01/19	1,000,000	1,219,410
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Harvard University), Series A, 5.00%, 12/15/29	1,000,000	1,099,560
Massachusetts Health & Educational Facilities Authority Revenue Bonds (Tufts University), Series M, 5.25%, 02/15/22	1,500,000	1,759,920

		7,722,710

Michigan (2.5%)
Grand Rapids Building Authority Revenue Bonds, 5.00%, 08/01/20	900,000	995,418
State of Michigan General Obligation Unlimited Bonds (Environmental Protection Program), Partially Prerefunded, 6.25%, 11/01/12	1,855,000	1,875,331

		2,870,749

Minnesota (0.5%)
University of Minnesota Revenue Bonds, Series A, 5.25%, 04/01/29	500,000	547,425

Mississippi (1.0%)
Mississippi Development Bank Revenue Bonds (Jackson Public School District), 5.50%, 04/01/22	1,000,000	1,123,550

New Hampshire (1.9%)
New Hampshire Health & Education Facilities Authority Revenue Bonds (Dartmouth College), 5.25%, 06/01/39	1,000,000	1,046,940
New Hampshire Health & Education Facilities Authority Revenue Bonds (University Systems), Series A, 5.00%, 07/01/23	1,000,000	1,081,300

		2,128,240

New Jersey (3.7%)
New Jersey Economic Development Authority Revenue Bonds, Series BB, 5.25%, 09/01/24	2,000,000	2,117,240
New Jersey State Turnpike Authority Revenue Bonds, Escrowed to Maturity, Series C, 6.50%, 01/01/16	790,000	876,892
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series A, 5.75%, 06/15/17	1,000,000	1,165,600

		4,159,732

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value
New York (9.5%)
New York City Transitional Finance Authority Revenue Bonds, Series D, 5.00%, 02/01/23	$2,000,000	$2,078,580
New York Local Government Assistance Corp. Revenue Bonds, Series E, 6.00%, 04/01/14	945,000	1,026,572
New York State Dormitory Authority Revenue Bonds (State University Dormitory Facilities), Series A, 5.00%, 07/01/39	2,500,000	2,512,875
New York State Dormitory Authority Revenue Bonds (State University Educational Facilities 3rd Generation), Series A, 5.50%, 05/15/23	1,160,000	1,342,259
Oneida County Industrial Development Agency Revenue Bonds (Hamilton College Civic Facilities), 5.00%, 09/15/27	2,565,000	2,737,112
Tompkins County Industrial Development Agency Revenue Bonds (Cornell University Civic Facilities), Series A, 5.25%, 07/01/30	1,000,000	1,087,420

		10,784,818

North Carolina (0.3%)
North Carolina Housing Finance Agency Revenue Bonds (Single Family), Series AA, 6.25%, 03/01/17	310,000	310,050

Pennsylvania (5.8%)
Pennsylvania Higher Educational Facilities Authority Revenue Bonds (University of Pennsylvania), Series A, 5.00%, 09/01/19	800,000	943,528
Pennsylvania Turnpike Commission Revenue Bonds, Series A, 5.25%, 07/15/29	4,100,000	4,529,311
Unionville-Chadds Ford School District General Obligation Limited Bonds, Series A, 5.00%, 06/01/22	1,000,000	1,117,850

		6,590,689

Puerto Rico (0.2%)
Commonwealth of Puerto Rico General Obligation Unlimited Bonds (Public Improvement), Series A, 5.50%, 07/01/17	250,000	272,302

South Carolina (1.8%)
City of Greenville Revenue Bonds, Prerefunded, 5.25%, 02/01/16	1,685,000	1,727,883
University of South Carolina Revenue Bonds, Series A, 5.00%, 06/01/30	350,000	366,874

		2,094,757

Texas (25.7%)
City of Houston General Obligation Limited Bonds (Public Improvement), Series A, 5.00%, 03/01/30	1,575,000	1,670,697
City of Houston General Obligation Limited Bonds (Public Improvement), Prerefunded, Series A-1, 5.00%, 03/01/19	1,000,000	1,069,810
City of Houston General Obligation Limited Bonds (Public Improvement), Unrefunded, Series A-1, 5.00%, 03/01/19	340,000	354,515
City of Houston Revenue Bonds, Series A, 5.25%, 05/15/20	1,500,000	1,644,120
City of San Antonio Revenue Bonds, 5.00%, 05/15/25	1,000,000	1,023,330
City of Wichita Falls Revenue Bonds, Prerefunded, 5.375%, 08/01/19	1,250,000	1,250,000
Dallas Area Rapid Transit Revenue Bonds, 5.00%, 12/01/36	1,250,000	1,273,900
Fort Bend Independent School District General Obligation Unlimited Bonds, Escrowed to Maturity, 5.00%, 02/15/18	2,300,000	2,759,563
Harris County Health Facilities Development Corp. Revenue Bonds (SCH Health Care System), Escrowed to Maturity, Series B, 5.75%, 07/01/27	5,325,000	6,531,645
Lower Colorado River Authority Revenue Bonds, Escrowed to Maturity, Series B, 6.00%, 01/01/17	1,245,000	1,527,117
SA Energy Acquisition Public Facility Corp. Revenue Bonds (Gas Supply), 5.25%, 08/01/16	500,000	528,505
State of Texas General Obligation Unlimited Bonds (Transportation Commission-Mobility Fund), 5.00%, 04/01/20	2,500,000	2,813,875

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2011 (Unaudited)

Aberdeen Tax-Free Income Fund

	Shares or Principal Amount	Value
State of Texas General Obligation Unlimited Bonds (Water Financial Assistance), Series C, 5.25%, 08/01/18	$1,050,000	$1,267,140
State of Texas Transportation Commission Revenue Bonds, 5.00%, 04/01/27	1,500,000	1,622,580
Texas A&M University Revenue Bonds (Financing System), Series A, 5.00%, 05/15/25	2,065,000	2,293,657
Texas Municipal Gas Acquisition & Supply Corp. I Revenue Bonds, Series D, 6.25%, 12/15/26	500,000	529,445
University of North Texas Revenue Bonds (Financing System), Series A, 5.00%, 04/15/28	1,000,000	1,056,150

		29,216,049

Washington (7.1%)
City of Seattle Revenue Bonds
4.50%, 08/01/19	1,000,000	1,056,170
5.00%, 02/01/26	1,000,000	1,073,840
County of King General Obligation Limited Bonds, 5.00%, 01/01/25	2,000,000	2,154,220
State of Washington General Obligation Unlimited Bonds, Series C, 5.00%, 01/01/26	200,000	215,660
State of Washington General Obligation Unlimited Bonds, Series D, 5.00%, 01/01/24	1,250,000	1,334,412
State of Washington General Obligation Unlimited Bonds, Series R-2010A, 5.00%, 01/01/22	2,000,000	2,269,680

		8,103,982

Total Municipal Bonds		112,307,819

REPURCHASE AGREEMENT (1.1%)
United States (1.1%)
State Street Bank, 0.01%, dated 07/29/11, due 08/01/11, repurchase price $1,211,001, collateralized by U.S. Treasury Note, maturing 06/15/14; total market value of $1,237,688	1,211,000	1,211,000

Total Repurchase Agreement		1,211,000

Total Investments (Cost $107,106,821) (b)—100.0%		113,518,819

Liabilities in excess of other assets—(0.0)%		(31,776)

Net Assets—100.0%		$113,487,043

(a)	Issued with a zero coupon.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2011 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

	Shares or Principal Amount	Value
ASSET-BACKED SECURITIES (8.9%)
UNITED STATES (8.9%)
Ally Master Owner Trust
Series 2010-1, Class A (USD), 1.94%, 01/15/15 (a)(b)	$377,000	$383,406
Series 2010-3, Class A (USD), 2.88%, 04/15/15 (a)	223,000	229,190
Avis Budget Rental Car Funding AESOP LLC, Series 2010-4A, Class A (USD), 2.09%, 04/20/15 (a)	300,000	302,955
Capital One Multi-Asset Execution Trust, Series 2006-A12, Class A (USD), 0.25%, 07/15/16 (b)	100,000	99,778
Citibank Omni Master Trust, Series 2009-A8, Class A8 (USD), 2.29%, 05/16/16 (a)(b)	250,000	253,014
CitiFinancial Auto Issuance Trust, Series 2009-1, Class A3 (USD), 2.59%, 10/15/13 (a)	300,000	302,629
CNH Wholesale Master Note Trust, Series 2011-1A, Class A (USD), 1.06%, 12/15/15 (a)(b)	300,000	301,207
Ford Credit Floorplan Master Owner Trust
Series 2010-1, Class A (USD), 1.84%, 12/15/14 (a)(b)	200,000	203,299
Series 2010-5, Class A1 (USD), 1.50%, 09/15/15	200,000	201,549
Series 2010-5, Class A2 (USD), 0.89%, 09/15/15 (b)	100,000	100,295
GE Capital Credit Card Master Note Trust, Series 2011-1, Class A (USD), 0.74%, 01/15/17 (b)	500,000	502,574
GE Dealer Floorplan Master Note Trust, Series 2009-2A, Class A (USD), 1.74%, 10/20/14 (a)(b)	200,000	202,762
World Financial Network Credit Card Master Trust
Series 2009-A, Class A (USD), 4.60%, 09/15/15	100,000	101,088
Series 2009-B, Class A (USD), 3.79%, 05/15/16	176,000	180,030
Series 2009-D, Class A (USD), 4.66%, 05/15/17	100,000	106,484

		3,470,260

Total Asset-Backed Securities		3,470,260

CORPORATE BONDS (44.7%)
UNITED STATES (44.7%)
Auto Parts & Equipment (0.6%)
Johnson Controls, Inc. (USD), 0.68%, 02/04/14 (b)	225,000	225,615

Beverages (0.9%)
Anheuser-Busch InBev Worldwide, Inc. (USD), 0.80%, 01/27/14 (b)	205,000	206,389
PepsiAmericas, Inc. (USD), 4.38%, 02/15/14	140,000	151,987

		358,376

Chemicals (0.6%)
EI du Pont de Nemours & Co. (USD), 5.00%, 01/15/13	100,000	106,212
Rohm and Haas Co. (USD), 5.60%, 03/15/13	125,000	133,717

		239,929

Commercial Banks (10.6%)
Bank of America Corp.
(USD), MTN, 0.63%, 06/22/12 (b)(c)	300,000	301,423
(USD), MTN, 1.67%, 01/30/14 (b)	310,000	309,397
Capital One Financial Corp. (USD), 2.13%, 07/15/14	390,000	391,835
Goldman Sachs Group, Inc. (The)
(USD), 1.27%, 02/07/14 (b)	200,000	198,037
(USD), MTN, 6.00%, 05/01/14	200,000	219,732
JPMorgan Chase & Co.
Series 3 (USD), 0.50%, 12/26/12 (b)(c)	1,000,000	1,004,647
(USD), MTN, 1.05%, 01/24/14 (b)	400,000	399,362

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

Morgan Stanley (USD), 1.85%, 01/24/14 (b)	$230,000	$229,748
State Street Corp. (USD), 2.15%, 04/30/12 (c)	50,000	50,701
Wells Fargo & Co.
(USD), 3.00%, 12/09/11 (c)	750,000	757,496
(USD), 0.47%, 06/15/12 (b)(c)	230,000	230,569

		4,092,947

Computers & Peripherals (0.8%)
Hewlett-Packard Co. (USD), 0.65%, 05/30/14 (b)	300,000	301,852

Cosmetics/Personal Care (1.3%)
Colgate-Palmolive Co. (USD), MTN, 1.25%, 05/01/14	410,000	415,782
Procter & Gamble Co. (The) (USD), 1.38%, 08/01/12	75,000	75,605

		491,387

Diversified Financial Services (9.5%)
American Honda Finance Corp. (USD), MTN, 4.63%, 04/02/13 (a)	210,000	221,611
Boeing Capital Corp. (USD), 5.80%, 01/15/13	120,000	129,006
Caterpillar Financial Services Corp. (USD), MTN, 1.38%, 05/20/14	230,000	232,309
ERAC USA Finance LLC (USD), 2.25%, 01/10/14 (a)	75,000	76,405
General Electric Capital Corp.
(USD), MTN, 0.25%, 12/21/12 (b)(c)	1,000,000	1,000,462
(USD), MTN, 0.88%, 04/07/14 (b)	350,000	347,904
Harley-Davidson Funding Corp., Series B (USD), 5.25%, 12/15/12 (a)	70,000	73,192
HSBC Finance Corp. (USD), 0.50%, 01/15/14 (b)	425,000	417,538
International Lease Finance Corp. (USD), 6.50%, 09/01/14 (a)	215,000	227,900
John Deere Capital Corp.
(USD), 5.10%, 01/15/13	150,000	159,563
(USD), MTN, 4.50%, 04/03/13	100,000	106,243
(USD), MTN, 1.60%, 03/03/14	150,000	152,713
MassMutual Global Funding II (USD), 0.75%, 09/27/13 (a)(b)	100,000	100,476
National Rural Utilities Cooperative Finance Corp. (USD), 4.75%, 03/01/14	125,000	136,463
PACCAR Financial Corp. (USD), MTN, 2.05%, 06/17/13	300,000	306,367

		3,688,152

Diversified Telecommunication Services (0.9%)
Cisco Systems, Inc. (USD), 1.63%, 03/14/14	340,000	345,733

Electric Utilities (4.1%)
Ameren Corp. (USD), 8.88%, 05/15/14	75,000	87,332
Appalachian Power Co., Series O (USD), 5.65%, 08/15/12	25,000	26,151
Cleveland Electric Illuminating Co. (USD), 5.65%, 12/15/13	110,000	120,024
Commonwealth Edison Co. (USD), 1.63%, 01/15/14	170,000	172,151
Consolidated Edison Co. of New York, Inc., Series 02-B (USD), 4.88%, 02/01/13	257,000	272,115
Detroit Edison Co., Series J (USD), 6.40%, 10/01/13	400,000	445,565
Duke Energy Ohio, Inc. (USD), 5.70%, 09/15/12	150,000	158,407
Florida Power Corp. (USD), 4.80%, 03/01/13	100,000	106,301
Oncor Electric Delivery Co. LLC (USD), 5.95%, 09/01/13	30,000	32,686
PSEG Power LLC (USD), 2.50%, 04/15/13	25,000	25,479
Southern Co., Series A (USD), 5.30%, 01/15/12	155,000	158,324

		1,604,535

Energy Equipment & Services (1.2%)
Enbridge Energy Partners LP, Series B (USD), 4.75%, 06/01/13	90,000	94,411
Energy Transfer Partners LP (USD), 5.65%, 08/01/12	150,000	156,726
Enterprise Products Operating LLC (USD), 4.60%, 08/01/12	200,000	207,281

		458,418

Food Products (0.3%)
Kroger Co. (USD), 5.00%, 04/15/13	100,000	106,469

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

Gas Utilities (1.3%)
Consolidated Natural Gas Co., Series C (USD), 6.25%, 11/01/11	$241,000	$244,300
Sempra Energy (USD), 1.01%, 03/15/14 (b)	250,000	251,052

		495,352

Healthcare Providers & Services (0.4%)
Quest Diagnostics, Inc. (USD), 1.10%, 03/24/14 (b)	140,000	141,034

Information Technology Services (0.8%)
International Business Machines Corp. (USD), 1.25%, 05/12/14	310,000	313,222

Insurance (2.7%)
21st Century Insurance Group (USD), 5.90%, 12/15/13	75,000	79,711
MetLife Institutional Funding II (USD), 1.15%, 04/04/14 (a)(b)	400,000	400,868
New York Life Global Funding (USD), 0.51%, 04/04/14 (a)(b)	400,000	400,139
Prudential Financial, Inc., Series B (USD), MTN, 4.75%, 04/01/14	170,000	183,431

		1,064,149

Internet (0.9%)
Google, Inc. (USD), 1.25%, 05/19/14	350,000	355,317

Media (0.9%)
Comcast Corp. (USD), 5.30%, 01/15/14	200,000	220,147
Time Warner Cable, Inc. (USD), 8.25%, 02/14/14	115,000	133,828

		353,975

Metals & Mining (0.1%)
Nucor Corp. (USD), 5.00%, 12/01/12	48,000	50,589

Office/Business Equipment (0.4%)
Xerox Corp. (USD), 5.50%, 05/15/12	150,000	155,548

Oil & Gas Services (0.3%)
Cameron International Corp. (USD), 1.18%, 06/02/14 (b)	95,000	95,849

Oil, Gas & Consumable Fuels (1.4%)
EOG Resources, Inc. (USD), 6.13%, 10/01/13	400,000	442,766
Praxair, Inc. (USD), 6.38%, 04/01/12	100,000	103,923

		546,689

Pharmaceuticals (1.7%)
GlaxoSmithKline Capital, Inc. (USD), 4.85%, 05/15/13	365,000	392,445
Pfizer, Inc. (USD), 4.45%, 03/15/12	264,000	270,596

		663,041

Real Estate Investment Trust (REIT) Funds (0.6%)
HCP, Inc. (USD), 2.70%, 02/01/14	125,000	127,272
Mack-Cali Realty LP (USD), 5.13%, 02/15/14	105,000	112,984

		240,256

Semiconductors (0.9%)
Texas Instruments, Inc. (USD), 1.38%, 05/15/14	350,000	353,731

Specialty Retail (1.0%)
Target Corp. (USD), 1.13%, 07/18/14	390,000	391,417

Transportation (0.5%)
Burlington Northern Santa Fe LLC (USD), 5.90%, 07/01/12	200,000	208,978

		17,342,560

Total Corporate Bonds		17,342,560

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

FOREIGN NON-GOVERNMENT BONDS (13.3%)
AUSTRALIA (2.7%)
Commercial Banks (2.6%)
National Australia Bank Ltd.
(USD), 0.51%, 02/01/12 (a)(b)	$100,000	$99,990
(USD), 1.20%, 07/25/14 (a)(b)	400,000	399,647
Westpac Banking Corp. (USD), 0.98%, 03/31/14 (a)(b)	500,000	500,564

		1,000,201

Metals & Mining (0.1%)
BHP Billiton Finance USA Ltd. (USD), 5.50%, 04/01/14	55,000	61,715

		1,061,916

CANADA (3.4%)
Commercial Banks (1.9%)
Bank of Montreal (USD), MTN, 0.72%, 04/29/14 (b)	400,000	400,236
Toronto-Dominion Bank (USD), 1.38%, 07/14/14	315,000	317,688

		717,924

Metals & Mining (0.9%)
Barrick Gold Corp. (USD), 1.75%, 05/30/14 (a)	350,000	352,978

Oil, Gas & Consumable Fuels (0.6%)
Total Capital Canada Ltd. (USD), 1.63%, 01/28/14	235,000	239,938

		1,310,840

FRANCE (1.1%)
Pharmaceuticals (1.1%)
Sanofi-Aventis SA (USD), 0.56%, 03/28/14 (b)	435,000	437,103

NETHERLANDS (0.8%)
Commercial Banks (0.6%)
ING Bank NV (USD), 2.38%, 06/09/14 (a)	225,000	225,274

Oil, Gas & Consumable Fuels (0.2%)
Shell International Finance BV (USD), 1.30%, 09/22/11	75,000	75,085

		300,359

SUPRANATIONAL (3.5%)
Supranational (3.5%)
European Investment Bank
(USD), 2.63%, 11/15/11	300,000	301,984
(USD), EMTN, 2.00%, 02/10/12	657,000	662,659
International Bank for Reconstruction & Development (USD), 3.13%, 11/15/11	175,000	176,436
Kreditanstalt fuer Wiederaufbau (USD), 3.25%, 10/14/11 (d)	200,000	201,215

		1,342,294

UNITED KINGDOM (1.8%)
Commercial Banks (1.5%)
Abbey National Treasury Services PLC (USD), 2.88%, 04/25/14	400,000	399,626
Barclays Bank PLC (USD), 2.50%, 01/23/13	200,000	203,329

		602,955

Oil, Gas & Consumable Fuels (0.3%)
BP Capital Markets PLC (USD), 3.13%, 03/10/12	100,000	101,489

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

		$704,444

Total Foreign Non-Government Bonds		5,156,956

MUNICIPAL BONDS (0.5%)
UNITED STATES (0.5%)
ILLINOIS (0.5%)
State of Illinois General Obligations Unlimited Bonds (USD), 4.03%, 03/01/14	$170,000	176,824

Total Municipal Bonds		176,824

U.S. AGENCIES MORTGAGE BACKED (27.1%)
UNITED STATES (27.1%)
Federal Farm Credit Bank (USD), 0.14%, 12/08/11 (b)	280,000	279,997
Federal Home Loan Bank
(USD), 0.35%, 07/25/12	1,000,000	998,738
(USD), 0.33%, 08/08/12	815,000	814,328
Series 1 (USD), 0.40%, 08/17/12	1,250,000	1,250,074
Federal Home Loan Bank Discount Note (USD), 0.00%, 11/08/11 (e)	700,000	699,750
Federal Home Loan Mortgage Corp.
(USD), 0.00%, 02/14/12 (e)	1,000,000	999,125
(USD), MTN, 0.15%, 02/16/12 (b)	500,000	500,002
(USD), 1.00%, 08/28/12	800,000	805,445
Federal National Mortgage Association
(USD), 0.21%, 08/23/12 (b)	1,000,000	1,000,417
(USD), 0.22%, 09/17/12 (b)	650,000	650,322
(USD), 0.80%, 09/27/12	1,500,000	1,501,011
(USD), 0.21%, 11/23/12 (b)	130,000	130,040
(USD), 0.22%, 12/28/12 (b)	300,000	300,120
Series 2 (USD), 1.50%, 03/28/14	600,000	603,547

		10,532,916

Total U.S. Agencies Mortgage Backed		10,532,916

U.S. TREASURY OBLIGATIONS (0.8%)
UNITED STATES (0.8%)
U.S. Treasury Notes
(USD), 0.75%, 05/31/12	50,000	50,201
(USD), 1.88%, 06/15/12	250,000	253,496

		303,697

Total U.S. Treasury Obligations		303,697

YANKEE DOLLARS (0.4%)
CANADA (0.4%)
Electric Utilities (0.3%)
TransAlta Corp. (USD), 5.75%, 12/15/13	100,000	109,368

Metals & Mining (0.1%)
Xstrata Canada Corp. (USD), 7.35%, 06/05/12	60,000	63,062

		172,430

Total Yankee Dollars		172,430

COMMERCIAL PAPER (3.7%)
SWEDEN (1.0%)
Skandinaviska Enskilda Banken AG (USD), 0.35%, 09/01/11	400,000	399,921

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2011 (Unaudited)

Aberdeen Ultra-Short Duration Bond Fund

UNITED KINGDOM (0.6%)
BP Capital Markets PLC (USD), 0.61%, 10/18/11	$250,000	$249,898

UNITED STATES (2.1%)
ENI Finance USA Inc. (USD), 0.37%, 09/15/11	500,000	499,843
Prudential PLC (USD), 0.76%, 10/25/11	300,000	299,819

		799,662

Total Commercial Paper		1,449,481

REPURCHASE AGREEMENT (3.4%)
UNITED STATES (3.4%)
State Street Bank, 0.01%, dated 07/29/11, due 08/01/11, repurchase price $1,306,001, collateralized by U.S. Treasury Bill, maturing 8/4/11; total market value of $1,334,957	1,306,000	1,306,000

Total Repurchase Agreement		1,306,000

Total Investments (Cost $39,792,613) (f)—102.8%		39,911,124

Liabilities in excess of other assets—(2.8)%		(1,087,190)

Net Assets—100.0%		$38,823,934

(a)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2011.
(c)	FDIC Guaranteed.
(d)	This security is government guaranteed.
(e)	Issued with a zero coupon.
(f)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
CNH	Chinese Yuan Renminbi Offshore
EMTN	Euro Medium Term Note
EUR	Euro Currency
GMTN	Global Medium Term Note
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MTN	Medium Term Note
MYR	Malaysian Ringgit
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwanese Dollar
USD	U.S. Dollar

At July 31, 2011, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Depreciation
United States Treasury Note 6%-2 year	Credit Suisse	(9)	09/30/11	$(1,568)

				$(1,568)

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2011 (Unaudited)

Aberdeen Optimal Allocations Fund: Defensive

	Shares or Principal Amount	Value
MUTUAL FUNDS (45.0%)
Commodity Fund (3.0%)
Credit Suisse Commodity Return Strategy Fund, Common Class	25,174	$238,648

Equity Funds (16.9%)
Aberdeen Emerging Markets Institutional Fund, Institutional Class (a)	11,256	168,506
Aberdeen Equity Long-Short Fund, Institutional Class* (a)	41,122	471,675
Aberdeen Global Financial Services Fund, Institutional Class (a)	13,538	138,903
Aberdeen Global Natural Resources Fund, Institutional Class (a)	17,467	321,384
Aberdeen International Equity Institutional Fund, Institutional Class (a)	17,915	243,460

		1,343,928

Fixed Income Funds (25.1%)
Eaton Vance Floating-Rate Fund, Class I	44,433	400,338
Oppenheimer International Bond Fund, Class Y	176,605	1,200,915
PIMCO Developing Local Markets Fund, Institutional Class	36,426	403,969

		2,005,222

Total Mutual Funds		3,587,798

EXCHANGE TRADED FUNDS (54.2%)
Equity Funds (15.5%)
iShares Russell Midcap Index Fund	3,600	378,576
iShares S&P 500 Index Fund	1,800	233,190
iShares S&P Global Healthcare Sector Index Fund	6,800	387,056
iShares S&P Global Infrastructure Index Fund	6,500	235,040

		1,233,862

Fixed Income Funds (34.5%)
iShares Barclays 0-5 Year TIPS Bond Fund	3,900	402,363
iShares Barclays 1-3 Year Treasury Bond Fund	7,750	654,720
iShares Barclays 7-10 Year Treasury Bond Fund	6,600	651,156
iShares Barclays Aggregate Bond Fund	9,670	1,046,100

		2,754,339

Real Estate Investment Trust (REIT) Funds (4.2%)
iShares Cohen & Steers Realty Majors Index Fund	2,330	172,071
SPDR Dow Jones International Real Estate Fund	4,067	160,443

		332,514

Total Exchange Traded Funds		4,320,715

Total Investments (Cost $7,291,631) (b)—99.2%		7,908,513

Other assets in excess of liabilities—0.8%		66,796

Net Assets—100.0%		$7,975,309

*	Non income-producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2011 (Unaudited)

Aberdeen Optimal Allocations Fund: Growth

	Shares or Principal Amount	Value
MUTUAL FUNDS (66.9%)
Commodity Fund (5.0%)
Credit Suisse Commodity Return Strategy Fund, Common Class	53,004	$502,479

Equity Funds (53.8%)
Aberdeen Emerging Markets Institutional Fund, Institutional Class (a)	61,189	916,002
Aberdeen Equity Long-Short Fund, Institutional Class* (a)	70,122	804,305
Aberdeen Global Financial Services Fund, Institutional Class (a)	48,394	496,520
Aberdeen Global Natural Resources Fund, Institutional Class (a)	38,294	704,612
Aberdeen International Equity Institutional Fund, Institutional Class (a)	89,179	1,211,946
Aberdeen Small Cap Fund, Institutional Class (a)	56,355	868,986
Aberdeen U.S. Equity Fund, Institutional Class* (a)	40,729	396,700

		5,399,071

Fixed Income Funds (8.1%)
Eaton Vance Floating-Rate Fund, Class I	33,924	305,655
PIMCO Developing Local Markets Fund, Institutional Class	46,110	511,358

		817,013

Total Mutual Funds		6,718,563

EXCHANGE TRADED FUNDS (32.3%)
Equity Funds (25.1%)
iShares Russell Midcap Index Fund	6,662	700,576
iShares S&P 500 Index Fund	3,119	404,066
iShares S&P Global Healthcare Sector Index Fund	10,600	603,352
iShares S&P Global Infrastructure Index Fund	14,000	506,240
iShares S&P Global Technology Sector Index Fund	5,000	305,450

		2,519,684

Real Estate Investment Trust (REIT) Funds (7.2%)
iShares Cohen & Steers Realty Majors Index Fund	2,884	212,983
SPDR Dow Jones International Real Estate Fund	12,977	511,943

		724,926

Total Exchange Traded Funds		3,244,610

Total Investments (Cost $8,425,087) (b)—99.2%		9,963,173

Other assets in excess of liabilities—0.8%		81,538

Net Assets—100.0%		$10,044,711

*	Non income-producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2011 (Unaudited)

Aberdeen Optimal Allocations Fund: Moderate

	Shares or Principal Amount	Value
MUTUAL FUNDS (53.9%)
Commodity Fund (3.0%)
Credit Suisse Commodity Return Strategy Fund, Common Class	113,100	$1,072,186

Equity Funds (33.6%)
Aberdeen Emerging Markets Institutional Fund, Institutional Class (a)	121,112	1,813,044
Aberdeen Equity Long-Short Fund, Institutional Class* (a)	187,958	2,155,881
Aberdeen Global Financial Services Fund, Institutional Class (a)	96,910	994,299
Aberdeen Global Natural Resources Fund, Institutional Class (a)	94,656	1,741,664
Aberdeen International Equity Institutional Fund, Institutional Class (a)	209,168	2,842,601
Aberdeen Small Cap Fund, Institutional Class (a)	112,091	1,728,448
Aberdeen U.S. Equity Fund, Institutional Class* (a)	73,156	712,536

		11,988,473

Fixed Income Funds (17.3%)
Eaton Vance Floating-Rate Fund, Class I	122,264	1,101,596
Oppenheimer International Bond Fund, Class Y	480,874	3,269,944
PIMCO Developing Local Markets Fund, Institutional Class	164,168	1,820,620

		6,192,160

Total Mutual Funds		19,252,819

EXCHANGE TRADED FUNDS (45.9%)
Equity Funds (19.1%)
iShares Russell Midcap Index Fund	20,411	2,146,421
iShares S&P 500 Index Fund	11,200	1,450,960
iShares S&P Global Healthcare Sector Index Fund	37,900	2,157,268
iShares S&P Global Infrastructure Index Fund	30,000	1,084,800

		6,839,449

Fixed Income Funds (21.6%)
iShares Barclays 0-5 Year TIPS Bond Fund	14,300	1,475,331
iShares Barclays 1-3 Year Treasury Bond Fund	8,865	748,915
iShares Barclays 7-10 Year Treasury Bond Fund	18,700	1,844,942
iShares Barclays Aggregate Bond Fund	33,928	3,670,331

		7,739,519

Real Estate Investment Trust (REIT) Funds (5.2%)
iShares Cohen & Steers Realty Majors Index Fund	9,971	736,358
SPDR Dow Jones International Real Estate Fund	28,195	1,112,293

		1,848,651

Total Exchange Traded Funds		16,427,619

REPURCHASE AGREEMENT (0.6%)
State Street Bank, 0.01%, dated 7/29/11, due 8/01/11, repurchase price $216,000, collateralized by U.S. Treasury Bill, maturing 8/04/11; total market value of $224,993	$216,000	216,000

Total Repurchase Agreement		216,000

Total Investments (Cost $31,235,775) (b)—100.4%		35,896,438

Liabilities in excess of other assets—(0.4)%		(157,881)

Net Assets—100.0%		$35,738,557

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2011 (Unaudited)

Aberdeen Optimal Allocations Fund: Moderate

*	Non income-producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2011 (Unaudited)

Aberdeen Optimal Allocations Fund: Moderate Growth

	Shares or Principal Amount	Value
MUTUAL FUNDS (62.1%)
Commodity Fund (3.0%)
Credit Suisse Commodity Return Strategy Fund, Common Class	92,964	$881,301

Equity Funds (43.7%)
Aberdeen Emerging Markets Institutional Fund, Institutional Class (a)	118,800	1,778,437
Aberdeen Equity Long-Short Fund, Institutional Class* (a)	203,978	2,339,625
Aberdeen Global Financial Services Fund, Institutional Class (a)	105,539	1,082,837
Aberdeen Global Natural Resources Fund, Institutional Class (a)	110,601	2,035,058
Aberdeen International Equity Institutional Fund, Institutional Class (a)	194,515	2,643,456
Aberdeen Small Cap Fund, Institutional Class (a)	110,216	1,699,529
Aberdeen U.S. Equity Fund, Institutional Class* (a)	116,822	1,137,848

		12,716,790

Fixed Income Funds (15.4%)
Eaton Vance Floating-Rate Fund, Class I	67,264	606,052
Oppenheimer International Bond Fund, Class Y	352,321	2,395,781
PIMCO Developing Local Markets Fund, Institutional Class	133,618	1,481,821

		4,483,654

Total Mutual Funds		18,081,745

EXCHANGE TRADED FUNDS (37.4%)
Equity Funds (21.0%)
iShares Russell Midcap Index Fund	16,467	1,731,670
iShares S&P 500 Index Fund	9,020	1,168,541
iShares S&P Global Healthcare Sector Index Fund	30,700	1,747,444
iShares S&P Global Infrastructure Index Fund	24,800	896,768
iShares S&P Global Technology Sector Index Fund	9,700	592,573

		6,136,996

Fixed Income Funds (10.3%)
iShares Barclays 0-5 Year TIPS Bond Fund	8,700	897,579
iShares Barclays 7-10 Year Treasury Bond Fund	9,100	897,806
iShares Barclays Aggregate Bond Fund	11,079	1,198,526

		2,993,911

Real Estate Investment Trust (REIT) Funds (6.1%)
iShares Cohen & Steers Realty Majors Index Fund	8,055	594,862
SPDR Dow Jones International Real Estate Fund	30,020	1,184,289

		1,779,151

Total Exchange Traded Funds		10,910,058

REPURCHASE AGREEMENT (0.7%)
State Street Bank, 0.01%, dated 7/29/11, due 8/01/11, repurchase price $218,000, collateralized by U.S. Treasury Bill, maturing 8/04/11; total market value of $224,993	$218,000	218,000

Total Repurchase Agreement		218,000

Total Investments (Cost $24,534,705) (b)—100.2%		29,209,803

Liabilities in excess of other assets—(0.2)%		(65,477)

Net Assets—100.0%		$29,144,326

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2011 (Unaudited)

Aberdeen Optimal Allocations Fund: Moderate Growth

*	Non income-producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation Protected Securities

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2011 (Unaudited)

Aberdeen Optimal Allocations Fund: Specialty

	Shares or Principal Amount	Value
MUTUAL FUNDS (63.4%)
Commodity Fund (6.0%)
Credit Suisse Commodity Return Strategy Fund, Common Class	205,288	$1,946,128

Equity Funds (48.2%)
Aberdeen Asia-Pacific Smaller Companies Fund, Institutional Class* (a)	162,000	1,642,680
Aberdeen Emerging Markets Institutional Fund, Institutional Class (a)	219,019	3,278,719
Aberdeen Equity Long-Short Fund, Institutional Class* (a)	255,443	2,929,931
Aberdeen Global Financial Services Fund, Institutional Class (a)	246,120	2,525,195
Aberdeen Global Natural Resources Fund, Institutional Class (a)	195,207	3,591,798
Aberdeen International Equity Institutional Fund, Institutional Class (a)	120,103	1,632,199

		15,600,522

Fixed Income Funds (9.2%)
Eaton Vance Floating-Rate Fund, Class I	110,895	999,165
PIMCO Developing Local Markets Fund, Institutional Class	177,306	1,966,321

		2,965,486

Total Mutual Funds		20,512,136

EXCHANGE TRADED FUNDS (36.2%)
Equity Funds (28.1%)
iShares Russell Midcap Index Fund	6,100	641,476
iShares S&P Global Healthcare Sector Index Fund	56,800	3,233,056
iShares S&P Global Infrastructure Index Fund	72,000	2,603,520
iShares S&P Global Technology Sector Index Fund	42,700	2,608,543

		9,086,595

Real Estate Investment Trust (REIT) Funds (8.1%)
iShares Cohen & Steers Realty Majors Index Fund	9,006	665,093
SPDR Dow Jones International Real Estate Fund	49,804	1,964,768

		2,629,861

Total Exchange Traded Funds		11,716,456

REPURCHASE AGREEMENT (0.7%)
State Street Bank, 0.01%, dated 7/29/11, due 8/01/11, repurchase price $227,000, collateralized by U.S. Treasury Bond, maturing 08/15/20; total market value of $235,000	$227,000	227,000

Total Repurchase Agreement		227,000

Total Investments (Cost $29,341,760) (b)—100.3%		32,455,592

Liabilities in excess of other assets—(0.3)%		(98,493)

Net Assets—100.0%		$32,357,099

*	Non income-producing security.
(a)	Investment in affiliate.
(b)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
REIT	Real Estate Investment Trust

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2011 (Unaudited)

Aberdeen Asia Bond Institutional Fund

	Shares or Principal Amount	Value
EURODOLLAR BONDS (28.2%)
CHINA (4.9%)
Apparel (0.5%)
Texhong Textile Group Ltd., Series REGS (USD), 7.63%, 01/19/16	$2,350,000	$2,273,625

Building Materials (0.6%)
West China Cement Ltd., Series REGS (USD), 7.50%, 01/25/16	3,150,000	3,035,813

Diversified Financial Services (0.3%)
China Overseas Finance Cayman Island II Ltd. (USD), 5.50%, 11/10/20	1,700,000	1,652,026

Food Products (0.6%)
CFG Investment SAC, Series REGS (USD), 9.25%, 12/19/13	2,900,000	2,972,500

Metals & Mining (0.3%)
China Oriental Group Co. Ltd., Series REGS (USD), 7.00%, 11/17/17	1,600,000	1,568,000

Paper & Forest Products (0.8%)
Sino-Forest Corp.
Series REGS (USD), 5.00%, 08/01/13	900,000	594,000
Series REGS (USD), 10.25%, 07/28/14	3,200,000	2,368,000
Series REGS (USD), 6.25%, 10/21/17	1,250,000	775,000

		3,737,000

Real Estate Management & Development (1.8%)
Agile Property Holdings Ltd., Series REGS (USD), 10.00%, 11/14/16	1,750,000	1,868,125
Central China Real Estate Ltd., Series REGS (USD), 12.25%, 10/20/15	1,800,000	1,872,000
Country Garden Holdings Co.
Series REGS (USD), 11.75%, 09/10/14	2,150,000	2,346,080
Series REGS (USD), 11.75%, 09/10/14	900,000	982,080
Series REGS (USD), 11.13%, 02/23/18	1,000,000	1,037,200
Longfor Properties Co. Ltd., Series REGS (USD), 9.50%, 04/07/16	1,050,000	1,084,125

		9,189,610

		24,428,574

HONG KONG (6.3%)
Chemicals (1.3%)
Fufeng Group Ltd., Series REGS (USD), 7.63%, 04/13/16	3,900,000	3,675,750
Sinochem Offshore Capital Co. Ltd. (CNH), 1.80%, 01/18/14	12,000,000	1,840,068
Sinochem Overseas Capital Co. Ltd., Series REGS (USD), 6.30%, 11/12/40	1,050,000	1,090,556

		6,606,374

Commercial Banks (0.8%)
Wing Hang Bank Ltd.
(USD), EMTN, 6.00%, 04/20/17 (a)(b)	3,400,000	3,462,771
(USD), EMTN, 6.00%, 04/20/17 (a)(b)	500,000	509,231

		3,972,002

Diversified Financial Services (0.4%)
Henson Finance Ltd. (USD), 5.50%, 09/17/19	2,150,000	2,107,415

Diversified Holding Companies (2.2%)
Hutchison Whampoa International Ltd.
Series REGS (USD), 4.63%, 09/11/15	300,000	323,043
Series REGS (USD), 7.63%, 04/09/19	4,900,000	5,954,941

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Asia Bond Institutional Fund

Series REGS (USD), 7.45%, 11/24/33	$200,000	$256,879
Series REGS (USD), 7.45%, 11/24/33	100,000	128,439
Swire Pacific MTN Financing Ltd. (USD), EMTN, 5.50%, 08/19/19	3,800,000	4,052,453

		10,715,755

Real Estate Management & Development (1.6%)
Fita International Ltd. (USD), 7.00%, 02/10/20	4,650,000	4,810,518
HongKong Land Finance Cayman Island Co. Ltd. (USD), EMTN, 4.50%, 10/07/25	3,650,000	3,327,132

		8,137,650

		31,539,196

INDIA (2.8%)
Commercial Banks (2.0%)
Axis Bank Ltd. (USD), EMTN, 5.25%, 09/30/15	2,050,000	2,126,098
Bank of Baroda, Series REGS (USD), 5.00%, 08/24/16	3,100,000	3,196,968
ICICI Bank Ltd.
Series REGS (USD), 4.75%, 11/25/16	1,500,000	1,521,837
Series REGS (USD), 6.38%, 04/30/22 (b)	2,600,000	2,561,000
Syndicate Bank (USD), EMTN, 4.75%, 11/06/16	800,000	823,208

		10,229,111

Diversified Financial Services (0.4%)
Indian Railway Finance Corp. Ltd. (USD), 4.41%, 03/30/16	1,800,000	1,847,835

Electric Utilities (0.4%)
NTPC Ltd.
(USD), EMTN, 5.88%, 03/02/16	950,000	1,026,473
(USD), EMTN, 5.63%, 07/14/21	900,000	913,860

		1,940,333

		14,017,279

INDONESIA (1.7%)
Diversified Telecommunication Services (0.4%)
Indosat Palapa Co. BV, Series REGS (USD), 7.38%, 07/29/20	1,750,000	1,977,500

Electric Utilities (0.4%)
Majapahit Holding BV
Series REGS (USD), 8.00%, 08/07/19	1,250,000	1,534,375
Series REGS (USD), 7.88%, 06/29/37	300,000	366,000

		1,900,375

Independent Power Producers & Energy Traders (0.7%)
Listrindo Capital BV, Series REGS (USD), 9.25%, 01/29/15	3,400,000	3,786,920

Oil, Gas & Consumable Fuels (0.2%)
Pertamina Persero PT, Series REGS (USD), 5.25%, 05/23/21	800,000	827,000

		8,491,795

MALAYSIA (1.9%)
Commercial Banks (0.7%)
AMBB Capital (L) Ltd. (USD), 6.77%, 01/27/16 (a)(b)	1,800,000	1,826,417
Public Bank Bhd (USD), 6.84%, 08/22/36 (b)	900,000	951,860
SBB Capital Corp. (USD), 6.62%, 11/02/15 (a)(b)	950,000	976,974

		3,755,251

Electric Utilities (0.2%)
TNB Capital (L) Ltd., Series REGS (USD), 5.25%, 05/05/15	1,100,000	1,202,652

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Asia Bond Institutional Fund

Oil, Gas & Consumable Fuels (1.0%)
PETRONAS Capital Ltd.
Series REGS (USD), 5.25%, 08/12/19	$500,000	$546,774
Series REGS (USD), 5.25%, 08/12/19	1,200,000	1,312,257
PETRONAS Global Sukuk Ltd., Series REGS (USD), 4.25%, 08/12/14	2,750,000	2,914,387

		4,773,418

		9,731,321

PHILIPPINES (1.2%)
Diversified Telecommunication Services (0.3%)
Philippine Long Distance Telephone Co.
(USD), EMTN, 8.35%, 03/06/17	1,250,000	1,481,484
(USD), EMTN, 8.35%, 03/06/17	100,000	119,750

		1,601,234

Electric Utilities (0.3%)
Power Sector Assets & Liabilites Management Corp., Series REGS (USD), 6.88%, 11/02/16 (c)	1,250,000	1,434,989

Holding Companies-Diversified Operations (0.6%)
Alliance Global Group Inc. (USD), 6.50%, 08/18/17	3,150,000	3,158,599

		6,194,822

REPUBLIC OF SOUTH KOREA (5.2%)
Commercial Banks (3.4%)
Busan Bank
(USD), 5.50%, 03/14/17 (b)	900,000	910,412
(USD), 6.00%, 10/30/17 (b)	2,240,000	2,301,858
Hana Bank, Series REGS (USD), 4.00%, 11/03/16	900,000	921,893
National Agricultural Cooperative Federation, Series REGS (USD), 4.25%, 01/28/16	1,850,000	1,925,228
Shinhan Bank
Series REGS (USD), 4.13%, 10/04/16	1,600,000	1,653,034
Series REGS (USD), 5.66%, 03/02/35 (b)	2,850,000	2,895,039
(USD), 6.82%, 09/20/36 (b)	1,400,000	1,474,652
Standard Chartered First Bank Korea Ltd., Series REGS (USD), 7.27%, 03/03/34 (b)	3,040,000	3,230,000
Woori Bank, Series REGS (USD), 4.50%, 10/07/15	1,500,000	1,575,150

		16,887,266

Diversified Financial Services (0.9%)
Hana Funding Ltd. (USD), 8.75%, 12/17/12 (a)(b)	420,000	452,000
Hyundai Capital Services, Inc.
Series REGS (USD), 6.00%, 05/05/15	3,500,000	3,878,644
Series REGS (USD), 4.38%, 07/27/16	450,000	470,247

		4,800,891

Electric Utilities (0.9%)
Korea Hydro & Nuclear Power Co. Ltd., Series REGS (USD), 3.13%, 09/16/15	590,000	595,382
Korea Midland Power Co. Ltd.
(USD), 5.38%, 02/11/13	700,000	733,700
Series REGS (USD), 5.50%, 03/14/16	1,500,000	1,619,460
Korea South-East Power Co. Ltd.
Series REGS (USD), 6.00%, 05/25/16	1,100,000	1,217,665
(USD), EMTN, 3.63%, 01/29/17	450,000	451,170

		4,617,377

		26,305,534

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Asia Bond Institutional Fund

SINGAPORE (3.2%)
Commercial Banks (0.4%)
Oversea-Chinese Banking Corp. Ltd. (USD), EMTN, 3.75%, 11/15/22 (b)	$1,750,000	$1,709,029

Investment Companies (1.9%)
Temasek Financial (I) Ltd. (SGD), GMTN, 3.27%, 02/19/20	11,000,000	9,692,497

Real Estate (0.3%)
CapitaMalls Asia Treasury Ltd. (SGD), EMTN, 3.95%, 08/24/17	1,750,000	1,508,077

Real Estate Investment Trust (REIT) Fund (0.3%)
CMT MTN Pte. Ltd. (SGD), MTN, 2.85%, 09/01/14	2,000,000	1,705,706

Semiconductors & Semiconductor Equipment (0.3%)
STATS ChipPAC Ltd., Series REGS (USD), 7.50%, 08/12/15	1,200,000	1,305,000

		15,920,309

THAILAND (1.0%)
Commercial Banks (1.0%)
Bangkok Bank PCL
Series REGS (USD), 4.80%, 10/18/20	950,000	942,752
Series REGS (USD), 9.03%, 03/15/29	2,450,000	2,995,125
Kasikornbank PCL, Series REGS (USD), 8.25%, 08/21/16	1,000,000	1,140,710

		5,078,587

Total Eurodollar Bonds		141,707,417

CREDIT-LINKED NOTES (2.5%)
INDIA (1.4%)
India Government Bonds, Deutsche Bank AG London Credit-Linked Notes (USD), EMTN, 5.16%, 05/22/14 (b)	7,000,000	6,975,137

INDONESIA (1.1%)
Indonesia Government Bonds, Barclays Bank PLC Credit-Linked Notes (IDR), EMTN, 9.50%, 06/17/15	41,000,000,000	5,347,721

Total Credit-Linked Notes		12,322,858

SOVEREIGN BONDS (56.9%)
CHINA (4.6%)
China Government Bond
(CNY), 2.80%, 03/24/12	30,000,000	4,630,760
(CNY), 3.22%, 03/10/14	30,000,000	4,540,549
(CNY), 3.60%, 02/17/16	30,000,000	4,621,094
(CNY), 3.41%, 06/24/20	38,000,000	5,604,855
(CNH), 2.48%, 12/01/20	24,000,000	3,793,891

		23,191,149

INDIA (2.6%)
India Government Bond (INR), 7.49%, 04/16/17	600,000,000	13,005,010

INDONESIA (10.6%)
Indonesia Government International Bond
Series REGS (USD), 11.63%, 03/04/19	3,300,000	4,958,250
Series REGS (USD), 5.88%, 03/13/20	400,000	455,000
Series REGS (USD), 6.63%, 02/17/37	700,000	814,625
Series REGS (USD), 6.63%, 02/17/37	2,900,000	3,374,875
Indonesia Treasury Bond
Series FR27 (IDR), 9.50%, 06/15/15	77,600,000,000	10,088,885
Series FR30 (IDR), 10.75%, 05/15/16	26,500,000,000	3,657,309

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Asia Bond Institutional Fund

Series FR55 (IDR), 7.38%, 09/15/16	$51,300,000,000	$6,254,865
Series FR31 (IDR), 11.00%, 11/15/20	12,500,000,000	1,859,860
Series FR35 (IDR), 12.90%, 06/15/22	35,000,000,000	5,774,809
Series FR40 (IDR), 11.00%, 09/15/25	24,000,000,000	3,565,532
Series FR52 (IDR), 10.50%, 08/15/30	67,000,000,000	9,463,583
Perusahaan Penerbit SBSN Indonesia
Series REGS (USD), 8.80%, 04/23/14	2,000,000	2,316,402
Series REGS (USD), 8.80%, 04/23/14	600,000	694,921

		53,278,916

MALAYSIA (9.2%)
Malaysia Government Bond, Series 0111 (MYR), 4.16%, 07/15/21	18,000,000	6,204,396
Malaysian Government Bond
Series 3/03 (MYR), 3.70%, 02/25/13	3,500,000	1,191,383
Series 0509 (MYR), 3.21%, 05/31/13	7,000,000	2,363,045
Series 0409 (MYR), 3.74%, 02/27/15	34,000,000	11,611,779
Series 1/06 (MYR), 4.26%, 09/15/16	41,500,000	14,470,119
Series 0210 (MYR), 4.01%, 09/15/17	25,900,000	8,874,328
Series 0311 (MYR), 4.39%, 04/15/26	4,000,000	1,398,387

		46,113,437

PHILIPPINES (8.0%)
Philippine Government Bond
Series 5-67 (PHP), 6.25%, 01/27/14	125,000,000	3,130,550
Series 5-68 (PHP), 6.38%, 05/13/15	150,000,000	3,784,350
Series 7-48 (PHP), 7.00%, 01/27/16	521,300,000	13,544,584
Series 1042 (PHP), 9.13%, 09/04/16	56,000,000	1,567,716
Series 2017 (PHP), 8.00%, 07/19/31	200,000,000	4,772,330
Philippine Government International Bond
(USD), 8.88%, 03/17/15	1,100,000	1,358,500
(USD), 9.38%, 01/18/17	100,000	131,875
(USD), 9.88%, 01/15/19	2,500,000	3,456,250
(USD), 10.63%, 03/16/25	600,000	939,000
(USD), 10.63%, 03/16/25	2,000,000	3,130,000
(USD), 7.75%, 01/14/31	1,200,000	1,554,000
(USD), 7.75%, 01/14/31	2,050,000	2,654,750

		40,023,905

REPUBLIC OF SOUTH KOREA (13.2%)
Korea Monetary Stabilization Bond, Series 1302 (KRW), 3.99%, 02/01/13	5,000,000,000	4,747,871
Korea Treasury Bond
Series 1503 (KRW), 4.50%, 03/10/15	3,900,000,000	3,761,471
Series 1809 (KRW), 5.75%, 09/10/18	5,300,000,000	5,537,955
Series 2006 (KRW), 5.00%, 06/10/20	3,500,000,000	3,516,964
Korea Treasury Inflation Linked Bond
Series 1703 (KRW), 2.75%, 03/10/17	38,703,390,000	39,326,653
Series 2006 (KRW), 2.75%, 06/10/20	6,500,000,000	6,872,651
Republic of Korea (USD), 7.13%, 04/16/19	2,150,000	2,638,989

		66,402,554

SINGAPORE (3.2%)
Singapore Government Bond
(SGD), 2.38%, 04/01/17	1,500,000	1,345,457
(SGD), 4.00%, 09/01/18	7,200,000	7,018,078
(SGD), 2.50%, 06/01/19	5,239,000	4,607,387
(SGD), 3.25%, 09/01/20	1,380,000	1,272,024
(SGD), 3.13%, 09/01/22	2,300,000	2,076,051

		16,318,997

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Asia Bond Institutional Fund

SRI LANKA (0.3%)
Sri Lanka Government International Bond
Series REGS (USD), 6.25%, 10/04/20	$850,000	$879,750
Series REGS (USD), 6.25%, 07/27/21	700,000	716,893

		1,596,643

THAILAND (5.2%)
Thailand Government Bond
(THB), 5.25%, 05/12/14	231,000,000	8,041,650
(THB), 3.63%, 05/22/15	155,000,000	5,160,733
(THB), 4.13%, 11/18/16	101,900,000	3,452,639
(THB), 2.80%, 10/10/17	124,500,000	3,909,947
(THB), 3.88%, 06/13/19	60,000,000	2,008,452
(THB), 3.65%, 12/17/21	112,000,000	3,623,434

		26,196,855

Total Sovereign Bonds		286,127,466

SOVEREIGN AGENCIES (2.5%)
REPUBLIC OF SOUTH KOREA (0.7%)
Korea Expressway Corp., Series REGS (USD), 4.50%, 03/23/15	2,550,000	2,695,465
Korea Finance Corp. (USD), 3.25%, 09/20/16	1,150,000	1,145,234

		3,840,699

SINGAPORE (1.8%)
Housing & Development Board
(SGD), MTN, 2.02%, 02/22/16	5,000,000	4,255,240
(SGD), MTN, 3.95%, 07/15/18	5,000,000	4,640,977

		8,896,217

Total Sovereign Agencies		12,736,916

REPURCHASE AGREEMENT (3.8%)
UNITED STATES (3.8%)
State Street Bank, 0.01%, dated 07/29/11, due 08/01/11, repurchase price $19,273,016, collateralized by U.S.Treasury Note, maturing 08/15/20; total market value of $19,660,000	19,273,000	19,273,000

Total Repurchase Agreement		19,273,000

Total Investments (Cost $444,780,757) (d)—93.9%		472,167,657

Other assets in excess of liabilities—6.1%		30,552,062

Net Assets—100.0%		$502,719,719

(a)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely.
(b)	Variable or Floating Rate Security. Rate disclosed is as of July 31, 2011.
(c)	This security is government guaranteed.
(d)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
CNH	Chinese Yuan Renminbi Offshore
CNY	Chinese Yuan Renminbi
EMTN	Euro Medium Term Note
EUR	Euro Currency
GMTN	Global Medium Term Note
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Asia Bond Institutional Fund

MTN	Medium Term Note
MYR	Malaysian Ringgit
PHP	Philippine Peso
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwanese Dollar
USD	U.S. Dollar

At July 31, 2011, the Fund held the following futures contracts:

Futures Contracts	Counterparty	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation/ (Depreciation)
United States Treasury Note 6%-2 year	Credit Suisse	(310)	09/30/11	$(266,840)
United States Treasury Note 6%-2 year	Credit Suisse	274	09/30/11	230,805
United States Treasury Note 6%-5 year	Credit Suisse	(155)	09/30/11	(387,717)
United States Treasury Note 6%-10 year	Credit Suisse	214	09/21/11	708,576
United States Treasury Note 6%-10 year	Credit Suisse	(33)	09/21/11	(109,616)
United States Treasury Bond 6%-30 year	Credit Suisse	3	09/21/11	10,355

				$185,563

At July 31, 2011, the Fund’s open forward foreign currency exchange contracts were as follows:

Purchase Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Market Value	Unrealized Appreciation/ (Depreciation)
Chinese Yuan Renminbi Offshore/United States Dollar
09/07/11	Credit Suisse	CNH	9,154,880	USD	1,400,000	$1,423,814	$23,814
09/07/11	Deutsche Bank	CNH	73,738,200	USD	11,300,000	11,468,150	168,150
09/07/11	HSBC	CNH	79,383,000	USD	12,200,000	12,346,059	146,059
09/07/11	Standard Chartered Bank	CNH	57,368,788	USD	8,855,000	8,922,294	67,294
05/23/12	Deutsche Bank	CNH	19,884,380	USD	3,100,000	3,095,952	(4,048)
05/23/12	UBS	CNH	91,412,400	USD	14,200,000	14,232,703	32,703
Chinese Yuan Renminbi/United States Dollar
08/02/11	Deutsche Bank	CNY	70,330,400	USD	10,913,751	10,926,638	12,887
08/02/11	HSBC	CNY	174,589,800	USD	27,092,548	27,124,538	31,990
08/02/11	State Street	CNY	93,667,000	USD	14,000,000	14,552,248	552,248
08/02/11	UBS	CNY	25,409,840	USD	3,800,000	3,947,712	147,712
09/07/11	Deutsche Bank	CNY	57,428,800	USD	8,800,000	8,931,221	131,221
12/21/11	Standard Chartered Bank	CNY	49,506,400	USD	7,600,000	7,722,090	122,090
01/17/12	Deutsche Bank	CNY	404,883,166	USD	62,696,000	63,197,737	501,737
Euro Currency/United States Dollar
09/23/11	Royal Bank of Canada	EUR	496,401	USD	700,000	712,403	12,403
09/23/11	State Street	EUR	4,623,946	USD	6,600,000	6,635,994	35,994
09/23/11	UBS	EUR	1,195,179	USD	1,700,000	1,715,245	15,245
Hong Kong Dollar/United States Dollar
09/07/11	Standard Chartered Bank	HKD	125,171,060	USD	16,100,000	16,064,064	(35,936)
Indian Rupee/United States Dollar
09/07/11	Bank of America	INR	520,269,000	USD	11,600,000	11,744,392	144,392
09/07/11	Deutsche Bank	INR	164,088,000	USD	3,600,000	3,704,072	104,072
09/07/11	Standard Chartered Bank	INR	1,083,144,500	USD	23,900,000	24,450,571	550,571

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Asia Bond Institutional Fund

09/07/11	State Street	INR	77,391,000	USD	1,700,000	$1,747,000	$47,000
09/07/11	UBS	INR	162,252,000	USD	3,600,000	3,662,627	62,627
Indonesian Rupiah/United States Dollar
08/02/11	Bank of America	IDR	50,307,600,000	USD	5,861,192	5,916,801	55,609
08/02/11	Deutsche Bank	IDR	236,260,800,000	USD	25,796,261	27,787,215	1,990,954
08/02/11	HSBC	IDR	339,018,050,000	USD	39,092,624	39,872,751	780,127
08/02/11	Royal Bank of Canada	IDR	2,596,500,000	USD	300,000	305,381	5,381
08/02/11	Standard Chartered Bank	IDR	20,274,500,000	USD	2,383,553	2,384,534	981
08/02/11	State Street	IDR	75,428,700,000	USD	8,200,000	8,871,356	671,356
08/02/11	UBS	IDR	245,341,100,000	USD	28,071,514	28,855,172	783,658
10/14/11	HSBC	IDR	14,976,000,000	USD	1,600,000	1,761,813	161,813
10/14/11	State Street	IDR	10,356,000,000	USD	1,200,000	1,218,305	18,305
03/02/12	HSBC	IDR	19,435,500,000	USD	2,100,000	2,259,399	159,399
03/02/12	Standard Chartered Bank	IDR	62,696,000,000	USD	7,100,000	7,288,481	188,481
03/02/12	State Street	IDR	271,633,600,000	USD	30,800,000	31,577,713	777,713
03/02/12	UBS	IDR	3,488,000,000	USD	400,000	405,484	5,484
06/05/12	Standard Chartered Bank	IDR	158,068,350,000	USD	18,150,000	18,191,913	41,913
06/05/12	UBS	IDR	51,986,500,000	USD	5,900,000	5,983,068	83,068
Japanese Yen/United States Dollar
10/03/11	Bank of America	JPY	56,448,000	USD	700,000	733,821	33,821
10/03/11	Deutsche Bank	JPY	47,478,000	USD	600,000	617,211	17,211
10/03/11	State Street	JPY	39,280,000	USD	500,000	510,638	10,638
10/03/11	UBS	JPY	56,155,400	USD	700,000	730,017	30,017
Malaysian Ringgit/United States Dollar
08/02/11	Bank of America	MYR	15,107,200	USD	5,000,000	5,090,027	90,027
08/02/11	Credit Suisse	MYR	5,768,400	USD	1,950,695	1,943,531	(7,164)
08/02/11	Deutsche Bank	MYR	3,325,850	USD	1,100,000	1,120,570	20,570
08/02/11	HSBC	MYR	12,026,690	USD	4,062,349	4,052,120	(10,229)
08/02/11	Royal Bank of Canada	MYR	19,504,250	USD	6,502,384	6,571,513	69,129
08/02/11	Standard Chartered Bank	MYR	3,017,500	USD	1,000,000	1,016,678	16,678
08/02/11	State Street	MYR	2,430,000	USD	800,000	818,733	18,733
12/08/11	Bank of America	MYR	921,450	USD	300,000	310,110	10,110
12/08/11	HSBC	MYR	104,149,440	USD	33,640,000	35,050,988	1,410,988
12/08/11	Standard Chartered Bank	MYR	1,505,500	USD	500,000	506,669	6,669
12/08/11	UBS	MYR	3,564,400	USD	1,200,000	1,199,581	(419)
01/31/12	UBS	MYR	11,009,905	USD	3,700,000	3,709,368	9,368
New Taiwan Dollar/United States Dollar
05/24/12	Deutsche Bank	TWD	5,604,000	USD	200,000	198,046	(1,954)
Philippine Peso/United States Dollar
08/02/11	Bank of America	PHP	130,048,000	USD	3,000,000	3,086,095	86,095
08/02/11	Deutsche Bank	PHP	17,339,200	USD	400,000	411,467	11,467
08/02/11	HSBC	PHP	238,208,000	USD	5,500,000	5,652,776	152,776
08/02/11	Royal Bank of Canada	PHP	68,608,000	USD	1,600,000	1,628,097	28,097
08/02/11	Standard Chartered Bank	PHP	1,183,089,700	USD	27,100,000	28,075,218	975,218
08/02/11	UBS	PHP	1,528,346,000	USD	35,400,000	36,268,296	868,296
Singapore Dollar/United States Dollar
09/23/11	Bank of America	SGD	364,890	USD	300,000	303,076	3,076
09/23/11	Deutsche Bank	SGD	83,721,449	USD	67,980,000	69,538,640	1,558,640
09/23/11	Royal Bank of Canada	SGD	3,262,431	USD	2,700,000	2,709,759	9,759

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Asia Bond Institutional Fund

09/23/11	Standard Chartered Bank	SGD	4,442,286	USD	3,600,000	$3,689,742	$89,742
09/23/11	State Street	SGD	738,639	USD	600,000	613,510	13,510
09/23/11	UBS	SGD	8,377,911	USD	6,800,000	6,958,653	158,653
South Korean Won/United States Dollar
09/06/11	HSBC	KRW	1,861,960,000	USD	1,700,000	1,765,225	65,225
09/06/11	Standard Chartered Bank	KRW	3,614,880,000	USD	3,400,000	3,427,076	27,076
09/06/11	State Street	KRW	1,195,810,000	USD	1,100,000	1,133,684	33,684
09/06/11	UBS	KRW	214,060,000	USD	200,000	202,939	2,939
09/23/11	Bank of America	KRW	325,140,000	USD	300,000	307,876	7,876
09/23/11	HSBC	KRW	530,350,000	USD	500,000	502,190	2,190
09/23/11	Royal Bank of Canada	KRW	1,691,120,000	USD	1,600,000	1,601,326	1,326
09/23/11	Standard Chartered Bank	KRW	644,220,000	USD	600,000	610,013	10,013
09/23/11	UBS	KRW	60,939,437,000	USD	56,180,000	57,703,703	1,523,703
Thai Baht/United States Dollar
09/02/11	Bank of America	THB	543,637,800	USD	17,860,000	18,233,701	373,701
09/02/11	UBS	THB	30,440,000	USD	1,000,000	1,020,963	20,963
09/06/11	Bank of America	THB	21,336,000	USD	700,000	715,489	15,489
09/06/11	State Street	THB	15,220,000	USD	500,000	510,393	10,393

						$751,856,438	$16,368,567

Sale Contracts Settlement Date*	Counterparty	Amount Purchased		Amount Sold		Market Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Chinese Yuan Renminbi Offshore
09/07/11	Standard Chartered Bank	USD	200,000	CNH	1,291,300	$200,830	$(830)
05/23/12	Standard Chartered Bank	USD	400,000	CNH	2,572,720	400,567	(567)
05/23/12	UBS	USD	300,000	CNH	1,936,200	301,462	(1,462)
United States Dollar/Chinese Yuan Renminbi
08/02/11	Deutsche Bank	USD	10,800,000	CNY	70,330,400	10,926,638	(126,638)
08/02/11	HSBC	USD	26,900,000	CNY	174,589,800	27,124,538	(224,538)
08/02/11	UBS	USD	3,943,056	CNY	25,409,840	3,947,712	(4,656)
09/07/11	Credit Suisse	USD	8,800,000	CNY	57,032,800	8,869,635	(69,635)
12/21/11	Standard Chartered Bank	USD	3,400,000	CNY	21,907,900	3,417,230	(17,230)
12/21/11	UBS	USD	2,800,000	CNY	18,009,600	2,809,167	(9,167)
01/17/12	Deutsche Bank	USD	9,200,000	CNY	59,027,300	9,213,502	(13,502)
01/17/12	Standard Chartered Bank	USD	21,500,000	CNY	138,083,750	21,553,330	(53,330)
01/17/12	UBS	USD	19,900,000	CNY	127,682,380	19,929,792	(29,792)
United States Dollar/Euro Currency
09/23/11	Bank of America	USD	28,300,000	EUR	19,832,936	28,462,976	(162,976)
09/23/11	State Street	USD	600,000	EUR	423,394	607,628	(7,628)
United States Dollar/Indian Rupee
09/07/11	Bank of America	USD	5,600,000	INR	250,796,000	5,661,392	(61,392)
09/07/11	Deutsche Bank	USD	900,000	INR	40,887,000	922,971	(22,971)
09/07/11	HSBC	USD	5,300,000	INR	240,673,000	5,432,878	(132,878)
09/07/11	Standard Chartered Bank	USD	5,300,000	INR	240,116,500	5,420,316	(120,316)
09/07/11	State Street	USD	400,000	INR	18,124,000	409,126	(9,126)
09/07/11	UBS	USD	6,300,000	INR	286,821,000	6,474,609	(174,609)

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Asia Bond Institutional Fund

United States Dollar/Indonesian Rupiah
08/02/11	Bank of America	USD	5,853,175	IDR	50,307,600,000	$5,916,801	$(63,626)
08/02/11	Deutsche Bank	USD	27,279,520	IDR	236,260,800,000	27,787,215	(507,695)
08/02/11	HSBC	USD	38,713,720	IDR	339,018,050,000	39,872,750	(1,159,030)
08/02/11	Royal Bank of Canada	USD	305,255	IDR	2,596,500,000	305,381	(126)
08/02/11	Standard Chartered Bank	USD	2,300,000	IDR	20,274,500,000	2,384,534	(84,534)
08/02/11	UBS	USD	28,671,784	IDR	245,341,100,000	28,855,172	(183,388)
10/14/11	Deutsche Bank	USD	11,900,000	IDR	101,447,500,000	11,934,532	(34,532)
10/14/11	Standard Chartered Bank	USD	2,000,000	IDR	17,507,500,000	2,059,625	(59,625)
10/14/11	UBS	USD	3,100,000	IDR	26,641,400,000	3,134,159	(34,159)
United States Dollar/Japanese Yen
10/03/11	Bank of America	USD	600,000	JPY	48,412,200	629,356	(29,356)
10/03/11	Credit Suisse	USD	600,000	JPY	48,216,600	626,813	(26,813)
10/03/11	UBS	USD	20,500,000	JPY	1,655,311,450	21,518,958	(1,018,958)
United States Dollar/Malaysian Ringgit
08/02/11	Bank of America	USD	5,108,789	MYR	15,107,200	5,090,027	18,762
08/02/11	Credit Suisse	USD	1,900,000	MYR	5,768,400	1,943,531	(43,531)
08/02/11	Deutsche Bank	USD	1,124,700	MYR	3,325,850	1,120,570	4,130
08/02/11	HSBC	USD	4,004,707	MYR	12,026,690	4,052,120	(47,413)
08/02/11	Royal Bank of Canada	USD	6,493,352	MYR	19,504,250	6,571,513	(78,161)
08/02/11	Standard Chartered Bank	USD	1,020,425	MYR	3,017,500	1,016,678	3,747
08/02/11	State Street	USD	200,000	MYR	607,500	204,683	(4,683)
12/08/11	Bank of America	USD	2,900,000	MYR	8,776,050	2,953,536	(53,536)
12/08/11	HSBC	USD	2,080,000	MYR	6,439,680	2,167,243	(87,243)
12/08/11	UBS	USD	6,200,000	MYR	18,845,900	6,342,496	(142,496)
United States Dollar/New Taiwan Dollar
05/24/12	UBS	USD	200,000	TWD	5,592,800	197,650	2,350
United States Dollar/Philippine Peso
08/02/11	Bank of America	USD	5,900,000	PHP	255,995,000	6,074,869	(174,869)
08/02/11	Deutsche Bank	USD	1,200,000	PHP	52,064,000	1,235,500	(35,500)
08/02/11	HSBC	USD	8,600,000	PHP	873,284,000	8,858,187	(258,187)
08/02/11	Standard Chartered Bank	USD	22,270,000	PHP	958,091,770	22,735,922	(465,922)
08/02/11	State Street	USD	1,800,000	PHP	78,133,200	1,854,134	(54,134)
11/04/11	Deutsche Bank	USD	20,000,000	PHP	845,800,000	19,994,244	5,756
11/04/11	Standard Chartered Bank	USD	200,000	PHP	8,496,000	200,841	(841)
United States Dollar/Singapore Dollar
09/23/11	Bank of America	USD	10,300,000	SGD	12,775,090	10,610,930	(310,930)
09/23/11	Standard Chartered Bank	USD	17,500,000	SGD	21,426,896	17,797,080	(297,080)
09/23/11	State Street	USD	400,000	SGD	492,426	409,007	(9,007)
09/23/11	UBS	USD	3,300,000	SGD	4,017,429	3,336,858	(36,858)
United States Dollar/South Korean Won
09/06/11	HSBC	USD	2,200,000	KRW	2,394,920,000	2,270,497	(70,497)
09/06/11	State Street	USD	8,200,000	KRW	8,767,820,000	8,312,305	(112,305)
09/06/11	UBS	USD	500,000	KRW	535,150,000	507,347	(7,347)
09/23/11	Bank of America	USD	700,000	KRW	748,910,000	709,145	(9,145)
09/23/11	HSBC	USD	500,000	KRW	530,350,000	502,190	(2,190)
09/23/11	Royal Bank of Canada	USD	1,200,000	KRW	1,271,640,000	1,204,119	(4,119)
09/23/11	Standard Chartered Bank	USD	23,600,000	KRW	25,030,760,000	23,701,688	(101,688)
09/23/11	State Street	USD	6,800,000	KRW	7,436,280,000	7,041,432	(241,432)

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2011 (Unaudited)

Aberdeen Asia Bond Institutional Fund

09/23/11	UBS	USD	11,320,000	KRW	12,235,778,000	$11,586,087	$(266,087)
United States Dollar/Thai Baht
09/02/11	Bank of America	USD	900,000	THB	27,448,000	920,610	(20,610)
09/02/11	Credit Suisse	USD	20,900,000	THB	644,723,200	21,624,122	(724,122)
09/02/11	Deutsche Bank	USD	600,000	THB	18,132,000	608,150	(8,150)
09/02/11	Royal Bank of Canada	USD	500,000	THB	15,308,000	513,433	(13,433)
09/02/11	UBS	USD	6,000,000	THB	184,566,500	6,190,390	(190,390)

						$517,570,729	$(8,282,246)

*	Certain contracts with different trade dates and like characteristics have been shown net.

At July 31, 2011, the Fund’s interest rate swaps were as follows:

Currency	Notional Amount	Expiration Date	Counterparty	Receive (Pay) Floating Rate	Floating Rate Index	Fixed Rate	Unrealized Depreciation
SWAP—0.1%

KRW	5,000,000,000	03/27/18	CITI	Receive	3-Month KWCDC Index	5.10%	$(339,515)

							$(339,515)

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2011 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund

	Shares or Principal Amount	Value
COMMON STOCKS (94.3%)
AUSTRALIA (5.1%)
Food & Staples Retailing (1.5%)
Woolworths Ltd. (a)	253,556	$7,501,550

Insurance (3.6%)
QBE Insurance Group Ltd. (a)	964,211	17,352,552

		24,854,102

CHINA (5.7%)
Oil, Gas & Consumable Fuels (2.7%)
PetroChina Co. Ltd., H Shares (a)	9,250,000	13,198,640

Wireless Telecommunication Services (3.0%)
China Mobile Ltd. (a)	1,450,500	14,412,196

		27,610,836

HONG KONG (21.6%)
Commercial Banks (4.0%)
Dah Sing Banking Group Ltd. (a)	1,707,520	2,272,134
HSBC Holdings PLC (a)	1,177,654	11,534,903
Wing Hang Bank Ltd. (a)	498,948	5,351,112

		19,158,149

Distributors (1.0%)
Li & Fung Ltd. (a)	2,844,000	4,728,992

Food & Staples Retailing (1.4%)
Dairy Farm International Holdings Ltd. (a)	774,900	6,991,898

Industrial Conglomerates (4.2%)
Jardine Strategic Holdings Ltd. (a)	614,500	20,099,818

Insurance (1.5%)
AIA Group Ltd.* (a)	2,035,000	7,474,541

Real Estate Management & Development (7.7%)
Hang Lung Group Ltd. (a)	1,167,000	7,020,671
Hang Lung Properties Ltd. (a)	1,183,000	4,363,385
Sun Hung Kai Properties Ltd. (a)	582,000	8,845,800
Swire Pacific Ltd., Class A (a)	1,213,500	17,070,521

		37,300,377

Semiconductors & Semiconductor Equipment (1.8%)
ASM Pacific Technology Ltd. (a)	791,200	8,683,066

		104,436,841

INDIA (13.4%)
Automobiles (1.9%)
Hero Honda Motors Ltd. (a)	232,000	9,391,276

Chemicals (0.6%)
Grasim Industries Ltd. (a)	42,024	2,091,966

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund

Grasim Industries Ltd. GDR, REG S (a) (b)	20,080	$997,813

		3,089,779

Commercial Banks (1.2%)
ICICI Bank Ltd. (a)	191,200	4,478,676
ICICI Bank Ltd. ADR	26,800	1,248,076

		5,726,752

Construction Materials (1.3%)
Ultratech Cement Ltd. (a) *	264,142	6,153,777
Ultratech Cement Ltd. GDR, REG S* (b)	330	7,688

		6,161,465

Household Products (0.6%)
Hindustan Unilever Ltd. (a)	371,939	2,736,099

Information Technology Services (3.2%)
Infosys Technologies Ltd. (a)	237,250	14,819,071
Infosys Technologies Ltd. ADR	10,390	646,466

		15,465,537

Pharmaceuticals (0.9%)
GlaxoSmithKline Pharmaceuticals Ltd.	86,230	4,568,102

Thrifts & Mortgage Finance (3.7%)
Housing Development Finance Corp. Ltd. (a)	1,138,373	17,792,262

		64,931,272

INDONESIA (1.2%)
Household Products (1.2%)
PT Unilever Indonesia Tbk (a)	3,113,500	5,709,629

MALAYSIA (3.4%)
Commercial Banks (2.4%)
CIMB Group Holdings Bhd (a)	2,517,000	7,005,372
Public Bank Bhd (Foreign Mkt) (a)	1,044,500	4,722,560

		11,727,932

Tobacco (1.0%)
British American Tobacco Bhd	315,500	4,942,975

		16,670,907

PHILIPPINES (2.2%)
Commercial Banks (1.0%)
Bank of the Philippine Islands (a)	3,373,462	4,779,678

Real Estate Management & Development (1.2%)
Ayala Land, Inc. (a)	14,972,700	5,982,707

		10,762,385

REPUBLIC OF SOUTH KOREA (2.9%)
Commercial Banks (1.5%)
BS Financial Group, Inc.*	238,460	3,675,401
DGB Financial Group, Inc.*	218,120	3,454,997

		7,130,398

Food & Staples Retailing (0.9%)
E-Mart Co. Ltd.*	17,770	4,635,066

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund

Multiline Retail (0.5%)
Shinsegae Co. Ltd.	7,269	$2,261,436

		14,026,900

SINGAPORE (18.1%)
Aerospace & Defense (2.5%)
Singapore Technologies Engineering Ltd. (a)	4,819,000	12,070,176

Airlines (1.4%)
Singapore Airlines Ltd. (a)	585,000	6,885,071

Commercial Banks (7.5%)
Oversea-Chinese Banking Corp. Ltd. (a)	2,857,747	23,569,176
United Overseas Bank Ltd. (a)	745,945	12,651,555

		36,220,731

Diversified Telecommunication Services (2.6%)
Singapore Telecommunications Ltd. (a)	4,656,000	12,856,032

Electronic Equipment & Instruments (1.0%)
Venture Corp. Ltd. (a)	738,000	4,829,892

Real Estate Management & Development (3.1%)
City Developments Ltd. (a)	1,691,000	14,813,847

		87,675,749

TAIWAN (4.7%)
Semiconductors & Semiconductor Equipment (2.9%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	5,671,000	14,093,281

Wireless Telecommunication Services (1.8%)
Taiwan Mobile Co. Ltd. (a)	3,174,000	8,737,490

		22,830,771

THAILAND (5.6%)
Construction Materials (2.7%)
Siam Cement PCL, Foreign Shares (a)	887,800	13,039,916

Oil, Gas & Consumable Fuels (2.9%)
PTT Exploration & Production PCL, Foreign Shares	2,289,000	14,074,026

		27,113,942

UNITED KINGDOM (10.4%)
Commercial Banks (3.9%)
Standard Chartered PLC (a)	737,992	18,799,585

Metals & Mining (6.5%)
BHP Billiton PLC (a)	306,073	11,433,367
Rio Tinto PLC (a)	281,740	19,887,676

		31,321,043

		50,120,628

Total Common Stocks		456,743,962

PREFERRED STOCKS (3.6%)
REPUBLIC OF SOUTH KOREA (3.6%)
Semiconductors & Semiconductor Equipment (3.6%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	32,407	17,271,245

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2011 (Unaudited)

Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund

Total Preferred Stocks		17,271,245

REPURCHASE AGREEMENT (1.5%)
UNITED STATES (1.5%)
State Street Bank, 0.01%, dated 7/29/11, due 8/01/11, repurchase price $ 7,466,006, collateralized by U.S. Treasury Note, maturing 6/15/14; total market value of $7,617,313	$7,466,000	$7,466,000

Total Repurchase Agreement		7,466,000

Total Investments (Cost $429,022,193) (c)—99.4%		481,481,207

Other assets in excess of liabilities—0.6%		2,676,576

Net Assets—100.0%		$484,157,783

*	Non income-producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represented 0.20% of net assets as of July 31, 2011. (unaudited)
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2011 (Unaudited)

Aberdeen Emerging Markets Institutional Fund

	Shares or Principal Amount	Value
COMMON STOCKS (78.9%)
BRAZIL (4.3%)
Multiline Retail (1.5%)
Lojas Renner SA	1,981,521	$71,218,996

Real Estate Management & Development (1.1%)
Multiplan Empreendimentos Imobiliarios SA	2,246,484	48,526,430

Tobacco (1.7%)
Souza Cruz SA	6,528,000	77,872,135

		197,617,561

CHILE (2.0%)
Commercial Banks (2.0%)
Banco Santander Chile ADR	971,000	90,283,580

CHINA (7.0%)
Oil, Gas & Consumable Fuels (2.9%)
PetroChina Co. Ltd., H Shares (a)	93,236,000	133,036,584

Wireless Telecommunication Services (4.1%)
China Mobile Ltd. (a)	18,841,500	187,209,499

		320,246,083

HONG KONG (6.4%)
Insurance (1.6%)
AIA Group Ltd.* (a)	19,700,000	72,357,969

Real Estate Management & Development (4.8%)
Hang Lung Group Ltd. (a)	16,573,000	99,703,159
Swire Pacific Ltd., Class A (a)	5,938,000	83,530,903
Swire Pacific Ltd., Class B (a)	14,405,000	39,672,561

		222,906,623

		295,264,592

HUNGARY (2.0%)
Hotels, Restaurants & Leisure (0.0%)
Danubius Hotel and SpA PLC* (a)	2,039	39,112

Pharmaceuticals (2.0%)
Richter Gedeon Nyrt. (a)	418,000	83,392,746
Richter Gedeon Nyrt. GDR (a) (b)	41,000	7,938,035

		91,330,781

		91,369,893

INDIA (12.6%)
Automobiles (1.7%)
Hero Honda Motors Ltd. (a)	1,950,315	78,948,049

Chemicals (0.6%)
Grasim Industries Ltd. (a)	545,630	27,161,611

Commercial Banks (1.2%)
ICICI Bank Ltd. (a)	2,400,000	56,217,693

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Emerging Markets Institutional Fund

	Shares or Principal Amount	Value
ICICI Bank Ltd. ADR	1,100	$51,227

		56,268,920

Construction Materials (1.1%)
Ultratech Cement Ltd.* (a)	2,089,589	48,681,635

Household Products (1.2%)
Hindustan Unilever Ltd. (a)	7,301,508	53,712,166

Information Technology Services (2.4%)
Infosys Technologies Ltd. (a)	1,790,515	111,838,858

Pharmaceuticals (1.0%)
GlaxoSmithKline Pharmaceuticals Ltd.	819,356	43,406,029

Thrifts & Mortgage Finance (2.4%)
Housing Development Finance Corp. Ltd. (a)	6,985,000	109,172,432

Wireless Telecommunication Services (1.0%)
Bharti Airtel Ltd. (a)	4,630,000	45,729,061

		574,918,761

INDONESIA (2.8%)
Automobiles (2.8%)
PT Astra International Tbk (a)	15,500,000	128,390,703

ITALY (1.9%)
Energy Equipment & Services (1.9%)
Tenaris SA ADR	1,991,100	88,006,620

MALAYSIA (2.8%)
Commercial Banks (2.8%)
CIMB Group Holdings Bhd (a)	31,281,600	87,063,660
Public Bank Bhd (Foreign Mkt) (a)	9,531,400	43,094,889

		130,158,549

MEXICO (7.4%)
Beverages (3.3%)
Fomento Economico Mexicano SAB de CV ADR	2,070,000	149,805,900

Commercial Banks (2.6%)
Grupo Financiero Banorte SAB de CV	27,586,200	120,805,524

Food & Staples Retailing (0.6%)
Organizacion Soriana SAB de CV, Class B*	9,853,779	27,704,388

Household Durables (0.1%)
Consorcio ARA SAB de CV	3,467,000	1,819,560

Transportation Infrastructure (0.8%)
Grupo Aeroportuario del Sureste SAB de CV ADR, B Shares	614,015	36,607,574

		336,742,946

PHILIPPINES (2.3%)
Commercial Banks (1.0%)
Bank of the Philippine Islands (a)	31,931,217	45,241,632

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen Emerging Markets Institutional Fund

	Shares or Principal Amount	Value
Real Estate Management & Development (1.3%)
Ayala Land, Inc. (a)	144,552,000	$57,759,274

		103,000,906

POLAND (1.8%)
Commercial Banks (1.8%)
Bank Pekao SA (a)	1,416,000	80,941,453

REPUBLIC OF SOUTH KOREA (1.6%)
Commercial Banks (0.1%)
BS Financial Group, Inc.*	232,010	3,575,987
DGB Financial Group Inc.*	155,190	2,458,193

		6,034,180

Food & Staples Retailing (1.0%)
E-Mart Co. Ltd.*	180,316	47,033,008

Multiline Retail (0.5%)
Shinsegae Co. Ltd.	63,684	19,812,531

		72,879,719

RUSSIA (2.7%)
Oil, Gas & Consumable Fuels (2.7%)
LUKOIL OAO ADR	1,835,000	122,694,522

SOUTH AFRICA (3.7%)
Beverages (0.0%)
SABMiller PLC (a)	49,908	1,870,087

Food & Staples Retailing (1.5%)
Massmart Holdings Ltd. (a)	3,126,716	67,508,079

Specialty Retail (2.2%)
Truworths International Ltd. (a)	9,440,000	102,239,593

		171,617,759

TAIWAN (4.7%)
Semiconductors & Semiconductor Equipment (3.4%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	62,893,809	156,300,500

Wireless Telecommunication Services (1.3%)
Taiwan Mobile Co. Ltd. (a)	22,018,062	60,612,035

		216,912,535

THAILAND (5.4%)
Commercial Banks (1.2%)
Siam Commercial Bank PCL, Foreign Shares	13,427,000	56,758,306

Construction Materials (2.2%)
Siam Cement PCL, Foreign Shares (a)	6,899,900	101,345,032

Oil, Gas & Consumable Fuels (2.0%)
PTT Exploration & Production PCL, Foreign Shares	14,787,200	90,919,804

		249,023,142

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2011 (Unaudited)

Aberdeen Emerging Markets Institutional Fund

	Shares or Principal Amount	Value
TURKEY (5.1%)
Commercial Banks (3.6%)
Akbank T.A.S. (a)	27,320,333	$118,764,181
Turkiye Garanti Bankasi A.S. (a)	10,862,000	47,663,029

		166,427,210

Food & Staples Retailing (1.5%)
BIM Birlesik Magazalar A.S. (a)	2,031,464	69,144,452

		235,571,662

UNITED KINGDOM (2.4%)
Commercial Banks (2.4%)
Standard Chartered PLC (a)	4,288,750	109,251,485

Total Common Stocks		3,614,892,471

PREFERRED STOCKS (17.4%)
BRAZIL (13.6%)
Commercial Banks (3.4%)
Banco Bradesco SA ADR, Preferred Shares	7,987,180	153,593,471

Metals & Mining (4.2%)
Vale SA ADR, Preferred Shares	6,446,000	190,285,920

Oil, Gas & Consumable Fuels (6.0%)
Petroleo Brasileiro SA ADR, Preferred Shares	5,131,000	157,675,630
Ultrapar Participacoes SA, Preferred Shares	6,633,000	118,473,160

		276,148,790

		620,028,181

REPUBLIC OF SOUTH KOREA (3.8%)
Semiconductors & Semiconductor Equipment (3.8%)
Samsung Electronics Co. Ltd., Preferred Shares (a)	326,893	174,216,959

Total Preferred Stocks		794,245,140

REPURCHASE AGREEMENT (3.6%)
UNITED STATES (3.6%)
State Street Bank & Trust Co., 0.01%, dated 7/29/11, due 8/01/11, repurchase price $ 165,717,138 collateralized by U.S. Treasury Bill, maturing 1/5/12; total market value of $169,035,440	$165,717,000	165,717,000

Total Repurchase Agreement		165,717,000

Total Investments (Cost $3,742,609,435) (c)—99.9%		4,574,854,611

Other assets in excess of liabilities—0.1%		4,893,593

Net Assets—100.0%		$4,579,748,204

*	Non income-producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	The Fund’s adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. Illiquid securities held by the Fund represent 0.17% of net assets as of July 31, 2011. (unaudited)
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Statement of Investments

July 31, 2011 (Unaudited)

Aberdeen International Equity Institutional Fund

	Shares or Principal Amount	Value
COMMON STOCKS (90.2%)
AUSTRALIA (3.9%)
Insurance (3.9%)
QBE Insurance Group Ltd. (a)	542,400	$9,761,374

CANADA (1.9%)
Road & Rail (1.9%)
Canadian National Railway Co.	64,600	4,843,732

CHINA (3.0%)
Oil, Gas & Consumable Fuels (1.9%)
PetroChina Co. Ltd., H Shares (a)	3,408,000	4,862,807

Wireless Telecommunication Services (1.1%)
China Mobile Ltd. (a)	273,227	2,714,789

		7,577,596

FRANCE (3.2%)
Electrical Equipment (1.3%)
Schneider Electric SA (a)	21,800	3,150,416

Food & Staples Retailing (1.9%)
Casino Guichard-Perrachon SA (a)	52,900	4,822,736

		7,973,152

GERMANY (2.0%)
Food & Staples Retailing (1.4%)
Metro AG (a)	61,700	3,405,829

Textiles, Apparel & Luxury Goods (0.6%)
Adidas AG (a)	22,147	1,643,996

		5,049,825

HONG KONG (1.9%)
Real Estate Management & Development (1.9%)
Swire Pacific Ltd., Class A (a)	339,500	4,775,807

ITALY (5.8%)
Energy Equipment & Services (2.9%)
Tenaris SA ADR	163,500	7,226,700

Oil, Gas & Consumable Fuels (2.9%)
Eni SpA (a)	338,400	7,353,782

		14,580,482

JAPAN (12.3%)
Chemicals (2.1%)
Shin-Etsu Chemical Co. Ltd. (a)	96,931	5,228,616

Machinery (2.3%)
Fanuc Corp. (a)	30,000	5,675,161

Office Electronics (3.1%)
Canon, Inc. (a)	161,549	7,788,512

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen International Equity Institutional Fund

Pharmaceuticals (3.1%)
Takeda Pharmaceutical Co. Ltd. (a)	163,055	$7,777,390

Real Estate Management & Development (1.7%)
Daito Trust Construction Co. Ltd. (a)	44,300	4,264,190

		30,733,869

MEXICO (1.1%)
Beverages (1.1%)
Fomento Economico Mexicano SAB de CV ADR	37,500	2,713,875

NETHERLANDS (1.4%)
Industrial Conglomerates (1.4%)
Koninklijke Philips Electronics NV (a)	143,200	3,556,728

REPUBLIC OF SOUTH KOREA (1.5%)
Semiconductors & Semiconductor Equipment (1.5%)
Samsung Electronics Co. Ltd., GDR	13,551	3,612,019

SINGAPORE (6.2%)
Commercial Banks (2.1%)
Oversea-Chinese Banking Corp. Ltd. (a)	642,675	5,300,441

Diversified Telecommunication Services (2.3%)
Singapore Telecommunications Ltd. (a)	2,092,000	5,776,379

Real Estate Management & Development (1.8%)
City Developments Ltd. (a)	505,000	4,424,005

		15,500,825

SPAIN (1.0%)
Insurance (1.0%)
Mapfre SA (a)	671,500	2,379,994

SWEDEN (3.8%)
Commercial Banks (1.9%)
Nordea Bank AB (a)	457,200	4,862,790

Communications Equipment (1.9%)
Telefonaktiebolaget LM Ericsson, B Shares (a)	371,400	4,665,032

		9,527,822

SWITZERLAND (15.4%)
Food Products (3.2%)
Nestle SA (a)	127,300	8,109,204

Insurance (3.3%)
Zurich Financial Services AG* (a)	34,500	8,204,179

Pharmaceuticals (8.9%)
Novartis AG (a)	163,000	9,992,239
Roche Holding AG (a)	68,600	12,309,983

		22,302,222

		38,615,605

TAIWAN (3.5%)
Semiconductors & Semiconductor Equipment (3.5%)
Taiwan Semiconductor Manufacturing Co. Ltd. (a)	3,490,000	8,673,171

See accompanying notes to statements of investments.

Statement of Investments (continued)

July 31, 2011 (Unaudited)

Aberdeen International Equity Institutional Fund

UNITED KINGDOM (22.3%)
Commercial Banks (4.3%)
HSBC Holdings PLC (a)	366,300	$3,571,177
Standard Chartered PLC (a)	284,300	7,242,249

		10,813,426

Machinery (1.2%)
Weir Group PLC (The) (a)	84,700	2,939,565

Metals & Mining (3.4%)
BHP Billiton PLC (a)	126,600	4,729,147
Rio Tinto PLC (a)	51,900	3,663,557

		8,392,704

Multi-Utilities (2.4%)
Centrica PLC (a)	1,200,400	6,026,173

Oil, Gas & Consumable Fuels (2.0%)
Royal Dutch Shell PLC, Class A (a)	140,000	5,128,400

Tobacco (4.2%)
British American Tobacco PLC (a)	227,400	10,497,068

Wireless Telecommunication Services (4.8%)
Vodafone Group PLC (a)	4,322,200	12,120,978

		55,918,314

Total Common Stocks		225,794,190

PREFERRED STOCKS (6.0%)
BRAZIL (4.4%)
Commercial Banks (2.3%)
Banco Bradesco SA ADR, Preferred Shares	297,400	5,719,002

Oil, Gas & Consumable Fuels (2.1%)
Petroleo Brasileiro SA ADR, Preferred Shares	167,100	5,134,983

		10,853,985

REPUBLIC OF SOUTH KOREA (1.6%)
Semiconductors & Semiconductor Equipment (1.6%)
Samsung Electronics Co. Ltd., GDR, Preferred Shares (b)	11,349	3,052,881
Samsung Electronics Co. Ltd., GDR, Preferred Shares (a)	3,600	963,397

		4,016,278

Total Preferred Stocks		14,870,263

REPURCHASE AGREEMENT (3.1%)
UNITED STATES (3.1%)
State Street Bank, 0.01%, dated 7/29/11, due 8/01/11, repurchase price $7,843,007, collateralized by U.S. Treasury Bond, maturing 08/15/20; total market value $8,000,000	$7,843,000	7,843,000

Total Repurchase Agreement		7,843,000

Total Investments (Cost $217,156,951) (c)—99.3%		248,507,453

Other assets in excess of liabilities—0.7%		1,774,400

Net Assets—100.0%		$250,281,853

See accompanying notes to statements of investments.

Statement of Investments (concluded)

July 31, 2011 (Unaudited)

Aberdeen International Equity Institutional Fund

*	Non income-producing security.
(a)	Fair Valued Security. Fair Values are determined pursuant to procedures approved by the Board of Trustees.
(b)	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined by Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees.
(c)	See notes to statements of investments for tax unrealized appreciation/depreciation of securities.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

See accompanying notes to statements of investments.

Notes to Statements of Investments

July 31, 2011 (unaudited)

1. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The accounting records of the Funds are maintained in U.S. Dollars.

(a) Security Valuation

Securities for which market quotations are readily available are valued at current market value as of the “Valuation Time.” The Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). Equity securities are valued at the last quoted sale price. Effective January 1, 2011, if there is no sale price available, the last quoted mean price provided by an independent pricing service approved by the Trust’s Board of Trustees is used. Prior to January 1, 2011, if there was no sale price, the last quoted bid price provided by an independent pricing service was used. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Management has concluded there is no significant effect on the value of the portfolio due to the change in methodology. Prices are taken from the primary market or exchange on which each security trades. Investment companies are valued at net asset value as reported by such company.

Most securities listed on a foreign exchange are valued at the last sale price at the close of the exchange on which the security is principally traded or by application of a valuation factor by an independent pricing service to the last sales price as further discussed below. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of the Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. In the event such quotes are not available from such pricing agents, then the security may be priced based on bid quotations from broker-dealers. Short-term debt securities of sufficient credit quality such as commercial paper and U.S. Treasury Bills having a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair value.

Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of the Funds’ investment adviser or designee, are valued at fair value under procedures approved by the Board of Trustees. In addition, fair value determinations are required for securities whose value is affected by a “significant” event that materially affects the value of a domestic or foreign security which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades and before the Valuation Time (i.e., a “subsequent event”). Typically, this will involve events occurring after the close of a foreign market on which a security trades and before the next Valuation Time.

The Funds’ equity securities that are traded on a foreign exchange or market which closes prior to the Funds’ Valuation Time are fair valued by an independent pricing service. The fair value of each such security generally is calculated by applying a valuation factor provided by the independent pricing service to the last sales price for that security. If the pricing service is unable to provide a fair value for a security, the security will continue to be valued at the last sale price at the close of the exchange on which it is principally traded, subject to adjustment by the Funds’ Pricing Committee. When the fair value prices are utilized, the value assigned to the foreign securities may not be quoted or published prices of the securities on their primary markets.

Shares of the Underlying Funds in which the Funds invest are valued at their respective net asset values as reported by the Underlying Funds or at the last sales price reflected at the close of the exchange on which the Underlying Funds are traded. The securities in the Underlying Funds are generally valued as of the close of business of the regular session of trading on the New York Stock Exchange. Underlying Funds value securities and assets at fair value.

Notes to Statements of Investments (continued)

July 31, 2011 (unaudited)

The Funds are required to disclose information regarding the fair value measurements of a Fund’s assets and liabilities. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. The disclosure requirements utilize a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, which are based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized below:

•	Level 1—quoted prices in active markets for identical investments

•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value. The following is a summary of the inputs used to value each Fund’s investments as of July 31, 2011:

	LEVEL 1 - Quoted Prices ($)*	LEVEL 2 - Other Significant Observable Inputs ($)*	Total ($)
Aberdeen Asia-Pacific Smaller Companies Fund
Investments in Securities
Common Stock	$642,545	$1,023,146	$1,665,691
Rights	—	325	325

	642,545	1,023,471	1,666,016

Aberdeen China Opportunities Fund
Investments in Securities
Common Stock	4,377,648	44,979,922	49,357,570
Short-Term Investments	—	243,000	243,000

	4,377,648	45,222,922	49,600,570

Aberdeen Emerging Markets Fund
Investments in Securities
Common Stock	61,722,794	108,528,276	170,251,070
Preferred Stock	28,865,437	8,047,514	36,912,951
Short-Term Investments	—	4,799,000	4,799,000

	90,588,231	121,374,790	211,963,021

Aberdeen Equity Long-Short Fund
Investments in Securities
Common Stock—Long Positions	370,638,146	—	370,638,146
Common Stock—Short Positions	(140,776,061)	—	(140,776,061)
Exchange Traded Funds—Short Positions	(36,224,140)	—	(36,224,140)
Short-Term Investments	—	75,677,000	75,677,000

	193,637,945	75,677,000	269,314,945

Aberdeen Global Equity Fund
Investments in Securities
Common Stock	12,849,233	25,350,987	38,200,220
Preferred Stock	2,217,248	963,397	3,180,645
Short-Term Investments	—	350,000	350,000

	15,066,481	26,664,384	41,730,865

Aberdeen Global Financial Services Fund
Investments in Securities
Common Stock	7,884,284	13,837,523	21,721,807
Preferred Stock	1,717,431	—	1,717,431

	9,601,715	13,837,523	23,439,238

Aberdeen Global Natural Resources Fund
Investments in Securities
Common Stock	35,566,965	37,505,086	73,072,051

	35,566,965	37,505,086	73,072,051

Aberdeen Global Small Cap Fund
Investments in Securities
Common Stock	26,092,150	31,795,445	57,887,595
Preferred Stock	891,812	—	891,812
Short-Term Investments	—	1,892,000	1,892,000

	26,983,962	33,687,445	60,671,407

Aberdeen International Equity Fund
Investments in Securities
Common Stock	44,992,803	362,973,931	407,966,734
Preferred Stock	24,118,113	15,146,746	39,264,859
Short-Term Investments	—	12,038,000	12,038,000

	69,110,916	390,158,677	459,269,593

Aberdeen Small Cap Fund
Investments in Securities
Common Stock	214,450,471	—	214,450,471

	214,450,471	—	214,450,471

Aberdeen U.S. Equity Fund
Investments in Securities
Common Stock	37,677,853	—	37,677,853

	37,677,853	—	37,677,853

Aberdeen Core Fixed Income Fund
Investments in Securities
Asset-Backed Securities	—	2,900,826	2,900,826
Commercial Mortgage Backed Securities	—	6,394,996	6,394,996
Residential Mortgage Backed Securities	—	5,532,783	5,532,783
Corporate Bonds	—	17,450,411	17,450,411
Foreign Non-Government Bonds	—	4,956,727	4,956,727
Municipal Bonds	—	3,527,638	3,527,638
U.S. Government Mortgage Backed Agencies	—	25,502,270	25,502,270
U.S Treasury Obligations	—	4,940,499	4,940,499
Yankee Dollars	—	253,630	253,630
U.S. Government Agencies	—	50,251	50,251
Repurchase Agreement	—	2,449,000	2,449,000

	—	73,959,031	73,959,031

Aberdeen Emerging Markets Debt Local Currency Fund
Investments in Securities
Eurodollar Bonds	—	306,678	306,678
Foreign Non-Government Bonds	—	1,694,297	1,694,297
Sovereign Bonds	—	1,719,901	1,719,901
Other Domestic Government Bonds	—	13,036,012	13,036,012
Short Term	—	215,316	215,316
Repurchase Agreement	—	1,713,000	1,713,000
Other Financial Instruments
Assets
Forward Foreign Currency Contracts	—	144,887	144,887
Liabilities
Forward Foreign Currency Contracts	—	(44,887)	(44,887)

	—	18,785,204	18,785,204

Aberdeen Global Fixed Income Fund
Investments in Securities
Asset-Backed Securities	—	1,067,751	1,067,751
Commercial Mortgage Backed Securities	—	1,125,795	1,125,795
Residential Mortgage Backed Securities	—	988,553	988,553
Corporate Bonds	—	3,671,163	3,671,163
Covered Bonds	—	787,417	787,417
Foreign Non-Government Bonds	—	7,309,977	7,309,977
Municipal Bonds	—	590,852	590,852
Other Domestic Government Bonds	—	13,539,085	13,539,085
U.S. Agencies Mortgage Backed	—	4,773,047	4,773,047
U.S Treasury Obligations	—	2,052,825	2,052,825
Yankee Dollars	—	29,932	29,932
Repurchase Agreement	—	447,000	447,000
Other Financial Instruments
Assets
Forward Foreign Currency Exchange Contracts	—	92,804	92,804
Futures Contracts	14,343	—	14,343
Liabilities
Forward Foreign Currency Exchange Contracts	—	(90,844)	(90,844)
Futures Contracts	(108,053)	—	(108,053)

	(93,710)	36,385,357	36,291,647

Aberdeen Tax-Free Income Fund
Investments in Securities
Municipal Bonds	—	112,307,819	112,307,819
Repurchase Agreement	—	1,211,000	1,211,000

	—	113,518,819	113,518,819

Aberdeen Ultra-Short Duration Bond Fund
Investments in Securities
Asset-Backed Securities	—	3,470,260	3,470,260
Corporate Bonds	—	17,342,560	17,342,560
Foreign Non-Government Bonds	—	5,156,956	5,156,956
Municipal Bonds	—	176,824	176,824
U.S. Agencies Mortgage Backed	—	10,532,916	10,532,916
U.S Treasury Obligations	—	303,697	303,697
Yankee Dollars	—	172,430	172,430
Commercial Paper	—	1,449,481	1,449,481
Repurchase Agreement	—	1,306,000	1,306,000
Other Financial Instruments
Liabilities
Futures Contracts	(1,568)	—	(1,568)

	(1,568)	39,911,124	39,909,556

Aberdeen Optimal Allocations Defensive Fund
Investments in Securities
Mutual Funds	3,587,798	—	3,587,798
Exchange Traded Funds	4,320,715	—	4,320,715

	7,908,513	—	7,908,513

Aberdeen Optimal Allocations Growth Fund
Investments in Securities
Mutual Funds	6,718,563	—	6,718,563
Exchange Traded Funds	3,244,610	—	3,244,610

	9,963,173	—	9,963,173

Aberdeen Optimal Allocations Moderate Fund
Investments in Securities
Mutual Funds	19,252,819	—	19,252,819
Exchange Traded Funds	16,427,619	—	16,427,619
Short Term Investments	—	216,000	216,000

	35,680,438	216,000	35,896,438

Aberdeen Optimal Allocations Moderate Growth Fund
Investments in Securities
Mutual Funds	18,081,745	—	18,081,745
Exchange Traded Funds	10,910,058	—	10,910,058
Short Term Investments	—	218,000	218,000

	28,991,803	218,000	29,209,803

Aberdeen Optimal Allocations Specialty Fund
Investments in Securities
Mutual Funds	20,512,136	—	20,512,136
Exchange Traded Funds	11,716,456	—	11,716,456
Short Term Investments	—	227,000	227,000

	32,228,592	227,000	32,455,592

Aberdeen Asia Bond Institutional Fund
Investments in Securities
Eurodollar Bonds	—	141,707,417	141,707,417
Credit Linked Notes	—	12,322,858	12,322,858
Sovereign Bonds	—	286,127,466	286,127,466
Sovereign Agency	—	12,736,916	12,736,916
Short Term Investments	—	19,273,000	19,273,000
Other Financial Instruments
Assets
Forward Foreign Currency Contracts	—	16,463,062	16,463,062
Futures Contracts	949,736	—	949,736
Liabilities
Forward Foreign Currency Contracts	—	$(8,376,741)	$(8,376,741)
Futures Contracts	$(764,173)	—	$(764,173)
Swaps	—	(339,515)	(339,515)

	185,563	479,914,463	480,100,026

Aberdeen Asia-Pacific (ex-Japan) Equity Institutional Fund
Investments in Securities
Common Stocks	24,440,207	431,303,755	455,743,962
Preferred Stocks	—	17,271,245	17,271,245
Short Term Investments	—	7,466,000	7,466,000

	24,440,207	456,041,000	480,481,207

Aberdeen Emerging Markets Institutional Fund
Investments in Securities
Common Stocks	1,224,450,392	2,390,442,079	3,614,892,471
Preferred Stocks	620,028,181	174,216,959	794,245,140
Short Term Investments	—	165,717,000	165,717,000

	1,844,478,573	2,730,376,038	4,574,854,611

Aberdeen International Equity Institutional Fund
Investments in Securities
Common Stocks	14,784,307	211,009,883	225,794,190
Preferred Stocks	13,906,866	963,397	14,870,263
Short Term Investments	—	7,843,000	7,843,000

	28,691,173	219,816,280	248,507,453

*	For the period ended July 31, 2011, there were no significant transfers in or out of Level 1 and Level 2 fair value measurements.

There were no Level 3 securities held in the Funds during the period ended July 31, 2011. For detailed descriptions, see the accompanying Statements of Investments.

For the period ended July 31, 2011, there have been no significant changes to the fair valuation methodologies.

(b) Repurchase Agreements

The Funds may enter into repurchase agreements. It is each Fund’s policy that its custodian/counterparty segregate the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates. To the extent that any repurchase transaction exceeds one business day, the collateral is valued on a daily basis to determine its adequacy. If the counterparty defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the counterparty of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign Currency Transactions

Foreign currency amounts are translated into U.S. dollars at the current rate of exchange as of the Valuation Time to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting

Notes to Statements of Investments (continued)

July 31, 2011 (unaudited)

from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies with the Statement of Operations.

(d) Derivative Financial Instruments

The Funds are authorized to use derivatives to manage currency risk, credit risk, and interest rate risk and to replicate or as a substitute for physical securities. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract. The use of derivative instruments involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward contract”) involves an obligation to purchase and sell a specific currency at a future date at a price set at the time of the contract. Forward contracts are used to manage a Fund’s currency exposure in an efficient manner. They are used to sell unwanted currency exposure that comes with holding securities in a market, or to buy currency exposure where the exposure from holding securities is insufficient to give the desired currency exposure either in absolute terms or relative to the benchmark. Their use allows the separation of decision making between markets and currencies. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. Forwards prices are received daily from an independent pricing provider. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. These unrealized and realized gains and losses are reported on the Statement of Operations. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in exchange rates. During the period, forward contracts were used to both neutralize the currency exposure of certain Funds relative to their benchmark and to manage foreign exchange exposure.

Futures Contracts

Certain Funds may invest in financial futures contracts (“futures contracts”) for the purpose of hedging their existing portfolio securities or securities that the Funds intend to purchase against fluctuations in value caused by changes in prevailing market interest rates or prices. Futures contracts may also be entered into for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to establish the Fund’s positions may not exceed 5% of the Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contract it has entered into.

Upon entering into a futures contract, these Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin deposit”). Subsequent payments, known as “variation margin,” are made each day, depending on the daily fluctuations in the fair value/market value of the underlying assets. An unrealized gain or loss equal to the variation margin is recognized on a daily basis. When the contract expires or is closed the gain (loss) is realized and is presented in the Statement of Operations as a net realized gain (loss) on futures contracts. Futures contracts are valued daily at their last quoted sale price on the exchange they are traded.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future.

Should market conditions change unexpectedly, a Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions for hedging purposes involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the value/market value of the underlying hedged assets. During the period, futures contracts were used to manage the interest rate risk and raise the efficiency of certain Funds.

Swaps

Certain Funds enter into swaps to efficiently gain or hedge interest rate or currency risk. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Funds will enter into swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount

Notes to Statements of Investments (continued)

July 31, 2011 (unaudited)

of the difference between the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Funds, and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. The Funds record unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation of swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts transactions.

Certain Funds are a party to International Swap Dealers Association, Inc. Master Agreements (“ISDA Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain over-the counter derivative and foreign exchange contracts, entered into by certain Funds and the counterparty. The ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

(e) Short Sales

During the period, the Equity Long-Short Fund engaged in short-selling of portfolio securities. Certain of the Funds are authorized to engage in short selling of portfolio securities, which obligates a Fund to replace any security that the Fund has borrowed by purchasing the security at current market value sometime in the future. The Fund will incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund generally will realize a gain if the price of the security declines between these dates. Until the Fund replaces the borrowed security, the Fund will segregate or earmark cash, other liquid assets and/or securities held long to sufficiently cover the Fund’s short position on a daily basis. Dividends declared on securities sold short are recorded as an expense on the ex-dividend date and paid to the counterparty on the dividend pay date. The collateral for securities sold short includes the deposits with brokers and securities held long as shown in the Statement of Investments for the Fund.

(f) Credit-Linked Notes

The Asia Bond Institutional Fund may invest in credit-linked securities, which are unstructured, unleveraged pass-through vehicles to an underlying security denominated in a local currency, used for the purposes of efficiently managing access to the market and interest

Notes to Statements of Investments (concluded)

July 31, 2011 (unaudited)

rate risk. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income producing securities are not available. Like an investment in a bond, investments in credit-linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par value (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and principal that the Fund would receive. The Fund’s investments in these instruments are indirectly subject to the risks associated with derivative instruments, including, among others, credit risk, default or similar event risk, counterparty risk, interest rate risk, leverage risk and management risk. It is also expected that the securities will be exempt from registration under the Securities Act of 1933, as amended. Accordingly, there may be no established trading market for the securities and they may constitute illiquid investments.

(g) Mortgage Dollar Rolls

The Global Fixed Income Fund may invest in mortgage dollar rolls. Mortgage dollar rolls are arrangements in which the Global Fixed Income Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar (same type, coupon, and maturity) securities on a specified future date. During the roll period, the Fund forgoes principal and interest paid on the mortgage-backed securities. The Fund could potentially receive gains on the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. At the time the Global Fixed Income Fund enters into a mortgage dollar roll, it would set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Global Fixed Income Fund to additional interest rate sensitivity. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Mortgage dollar roll investments entail risks related to the potential inability of counterparties to complete the transaction, which may be heightened because of the delayed payment date.

(h) Security Transactions and Investment Income

Securities transactions are recorded on the trade date. Realized and unrealized gains/(losses) from security and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date except for certain dividends on foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Interest income is recorded on an accrual basis using the effective interest method. Expenses are recorded on an accrual basis. Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all or certain Funds of the Trust. For each of the Funds, the method for allocating income, fund level expenses, and realized and unrealized gains or losses is based on the fair value of shares outstanding relative to net assets. Under this method, each class of shares participates based on the total net asset value of that class’s shares in proportion to the total net assets of the Fund. Expenses specific to a class (such as Rule 12b-1 and administrative services fees) are charged to that class.

2. Federal Tax Information

As of July 31, 2011, the tax cost of securities and the breakdown of unrealized appreciation/(depreciation) for each Fund were as follows:

Fund	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Aberdeen Asia-Pacific Smaller Companies Fund	$1,631,573	$66,253	$(31,810)	$34,443
Aberdeen China Opportunities Fund	36,872,328	13,994,673	(1,266,431)	12,728,242
Aberdeen Emerging Markets Fund	158,864,481	53,829,274	(730,734)	53,098,540
Aberdeen Equity Long-Short Fund	425,701,044	35,969,552	(15,355,450)	20,614,102
Aberdeen Global Equity Fund	33,314,735	8,492,607	(76,477)	8,416,130
Aberdeen Global Financial Services Fund	19,784,290	4,043,396	(388,448)	3,654,948
Aberdeen Global Natural Resources Fund	60,235,124	12,913,017	(76,090)	12,836,927
Aberdeen Global Small Cap Fund	44,230,146	17,061,014	(619,753)	16,441,261
Aberdeen International Equity Fund	360,516,842	100,454,976	(1,702,225)	98,752,751
Aberdeen Small Cap Fund	191,529,812	34,010,263	(11,089,604)	22,920,659
Aberdeen U.S. Equity Fund	32,160,921	6,374,141	(857,209)	5,516,932
Aberdeen Core Fixed Income Fund	72,245,018	1,953,581	(239,568)	1,714,013
Aberdeen Emerging Markets Debt Local Currency Fund	18,705,719	286,749	(307,264)	(20,515)
Aberdeen Global Fixed Income Fund	34,268,581	2,314,530	(199,714)	2,114,816
Aberdeen Tax-Free Income Fund	107,106,821	6,640,754	(228,756)	6,411,998
Aberdeen Ultra Short Duration Bond Fund	39,792,613	137,851	(19,340)	118,511
Aberdeen Optimal Allocations Fund: Defensive	7,291,631	617,771	(889)	616,882
Aberdeen Optimal Allocations Fund: Growth	8,425,087	1,538,765	(679)	1,538,086
Aberdeen Optimal Allocations Fund: Moderate	31,235,775	4,663,108	(2,445)	4,660,663
Aberdeen Optimal Allocations Fund: Moderate Growth	24,534,705	4,676,443	(1,345)	4,675,098
Aberdeen Optimal Allocations Fund: Specialty	29,341,760	3,325,598	(211,766)	3,113,832
Aberdeen Asia Bond Institutional Fund	444,780,757	29,796,051	(2,409,151)	27,386,900
Aberdeen Asia-Pacific (Ex-Japan) Equity Institutional Fund	429,022,193	56,962,732	(4,503,718)	52,459,014
Aberdeen Emerging Markets Institutional Fund	3,742,609,435	846,736,648	(14,491,472)	832,245,176
Aberdeen International Equity Institutional Fund	217,156,951	33,110,786	(1,760,284)	31,350,502

3. Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the report was issued. Based on this evaluation, no adjustments were required to the report as of July 31, 2011.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Aberdeen Funds

By (Signature and Title)	/s/ Gary Marshall
Gary Marshall, President

Date: September 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gary Marshall
Gary Marshall, President

Date: September 28, 2011

By (Signature and Title)	/s/ Andrea Melia
Andrea Melia, Treasurer

Date: September 28, 2011